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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
-----------------------------------------------------------------

                       Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: 12/31/03
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                      ELFUN
                                      FUNDS
                                  ANNUAL REPORT
                                December 31, 2003

                                    CONTENTS


MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
     ELFUN INTERNATIONAL EQUITY FUND .......................................   1

     ELFUN TRUSTS ..........................................................   6

     ELFUN DIVERSIFIED FUND ................................................  10

     ELFUN TAX-EXEMPT INCOME FUND ..........................................  23

     ELFUN INCOME FUND .....................................................  34

     ELFUN MONEY MARKET FUND ...............................................  47


NOTES TO PERFORMANCE .......................................................  51

NOTES TO SCHEDULES OF INVESTMENTS ..........................................  52

FINANCIAL STATEMENTS
   Financial Highlights ....................................................  53
   Notes to Financial Highlights ...........................................  55
   Statements of Assets and Liabilities ....................................  56
   Statements of Operations ................................................  58
   Statements of Changes in Net Assets .....................................  60
   Notes to Financial Statements ...........................................  62

INDEPENDENT AUDITORS' REPORT ...............................................  68

TAX INFORMATION ............................................................  69

ADDITIONAL INFORMATION .....................................................  70

INVESTMENT TEAM ............................................................  72

SHAREHOLDER SERVICES .......................................................  73

--------------------------------------------------------------------------------
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                 ELFUN INTERNATIONAL EQUITY FUND
Q&A

RALPH LAYMAN LEADS A TEAM THAT MANAGES GE ASSET MANAGEMENT'S INTERNATIONAL EQUITY OPERATIONS. RALPH IS A DIRECTOR AND AN EXECUTIVE VICE PRESIDENT OF GEAM, A TRUSTEE FOR THE GE PENSION TRUST AND A MEMBER OF THE ASSET ALLOCATION COMMITTEE. PRIOR TO JOINING GEAM, HE WAS A VICE PRESIDENT AND PORTFOLIO MANAGER OF TEMPLETON INVESTMENT COUNSEL, INC. FOR FIVE YEARS WHERE HE MANAGED GLOBAL EQUITY INSTITUTIONAL ACCOUNTS. HE WAS INSTRUMENTAL IN FORMING TEMPLETON'S EMERGING MARKETS FUND, THE FIRST LISTED EMERGING MARKETS EQUITY FUND IN THE U.S. IN 1987. RALPH IS THE HOLDER OF A CHARTERED FINANCIAL ANALYST DESIGNATION, A CHARTER MEMBER OF THE INTERNATIONAL SOCIETY OF SECURITY ANALYSTS AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. HE IS ALSO A MEMBER OF THE NEW YORK STOCK EXCHANGE INTERNATIONAL CAPITAL MARKETS ADVISORY COMMITTEE AND A MEMBER OF THE FRANK RUSSELL 20/20 EXECUTIVE COMMITTEE. HE HOLDS A BS IN ECONOMICS AND AN MS IN FINANCE FROM THE UNIVERSITY OF WISCONSIN.

Q. HOW DID THE ELFUN INTERNATIONAL EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE MONTHS ENDED DECEMBER 31, 2003?

A. The Elfun International Equity Fund returned 41.04% for the twelve months ended December 31, 2003, while the MSCI EAFE index, the Fund's benchmark, returned 38.59%. Our Lipper peer group of 833 International funds returned an average of 34.74% for the same period.

Q.   HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE?

A. Since the lows were reached at the end of the first quarter the international markets have marched steadily higher, accelerating in the fourth quarter and closing the year on an optimistic note not seen for several years. A global recovery, led by the U.S. and China appears to be underway and interest rates remain low. Growing consumer and business confidence overshadowed geopolitical concerns, including war, terrorism and SARS.

Q.   WHICH STOCKS AND SECTORS SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE?

A.   The top three performers in the portfolio came from separate sectors:
     Energy, Capital Markets Banking, and Industrials: China Petroleum, feeding China's growing need for energy; Credit Suisse Group, capitalizing on a recovery in markets and insurance; and Embraer (Brazil - aerospace), the world's leading regional jet manufacturer. Defensive stocks Amersham (UK - healthcare) and Suez (France - utility) and poorly organized Sony (Japan) were the worst performers during the year. The more cyclical sectors of Information Technology, Materials and Industrials, plus holdings in the Financials sector were the top performers. The worst was Consumer Staples, a highly defensive sector. However, returns were all firmly in double digits, ranging from 18.94% to 47.33%. Major new positions were added in the Materials and Consumer Staples sectors and significant swaps were made in Healthcare, Financials and Industrials, where fundamental changes in performance and potential offered better opportunities for the portfolio. Energy stocks were reduced during the period.

Q.   WHAT WORLD EVENTS HAVE IMPACTED THE FINANCIAL MARKETS OVER THE PAST YEAR?

A. China dominated the headlines for much of the year, starting with SARS but increasingly demonstrating its economic importance as the year progressed. Many other countries started to benefit from the sheer scale of China's activity, reducing the extent of America's role as the engine of the world economy. Europe's environment, while improving, has been weak, with high unemployment prevailing. The U.K. has continued to outperform economically but has paid a minor price with interest rates moving higher in the fourth quarter. Japan has also shown signs of recovery although lack of real reform makes those changes fairly ineffectual.

                                [PHOTO OMITTED]

                                                 ELFUN INTERNATIONAL EQUITY FUND

                    CHANGE IN VALUE OF A $10,000 INVESTMENT

Line chart omitted -- plot ponts as follows:]


            Elfun International Equity Fund        MSCI EAFE
12/93                  $10,000.00                 $10,000.00
12/94                    9,937.20                  10,777.81
12/95                   11,530.06                  11,985.96
12/96                   13,390.41                  12,710.04
12/97                   14,524.46                  12,935.60
12/98                   17,046.28                  15,521.92
12/99                   23,677.01                  19,707.37
12/00                   21,553.80                  16,915.37
12/01                   17,444.19                  13,259.30
12/02                   13,949.26                  11,145.76
12/03                   19,674.47                  15,448.75


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                ONE       FIVE        TEN
                                YEAR      YEAR        YEAR
--------------------------------------------------------------------------------
Elfun International
   Equity Fund                 41.04%     2.91%      7.00%
MSCI EAFE                      38.59%    (0.10%)     4.44%


                               INVESTMENT PROFILE

  A fund designed for investors who seek long-term growth of capital and future income consistent with prudent investment management and the preservation of capital by investing primarily in equity securities of companies located in developed and developing countries other than the United States.

                         *LIPPER PERFORMANCE COMPARISON

                            INTERNATIONAL PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                       ONE      FIVE    TEN
                                                       YEAR     YEAR    YEAR
   Fund's rank in peer group: ....................      139      144      25
   Number of Funds in peer group: ................      833      482     114
   Peer group average annual total return: .......    34.74%    1.28%   4.65%
   Lipper categories in peer group:                       INTERNATIONAL

   * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.


                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2003
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
Total S.A. (Series B)                                                      2.68%
--------------------------------------------------------------------------------
Vodafone Group PLC.                                                        2.51%
--------------------------------------------------------------------------------
BHP Billiton PLC.                                                          2.47%
--------------------------------------------------------------------------------
BNP Paribas                                                                2.08%
--------------------------------------------------------------------------------
GlaxoSmithKline PLC.                                                       2.00%
--------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                                1.96%
--------------------------------------------------------------------------------
Carrefour S.A.                                                             1.96%
--------------------------------------------------------------------------------
Credit Suisse Group                                                        1.96%
--------------------------------------------------------------------------------
Nestle S.A.                                                                1.88%
--------------------------------------------------------------------------------
Novartis AG                                                                1.84%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

                        ELFUN INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF
$221,581 AS OF DECEMBER 31, 2003.

[Pie chart omitted -- plot ponts as follows:]

Continental Europe                  44.4%
UK                                  18.8%
Japan                               11.9%
Short Term                           9.2%
Emerging Asia                        6.9%
Latin America                        4.5%
Canada                               2.2%
Pacific Basin ex Japan               0.8%
Israel                               0.7%
Emerging Europe                      0.6%


--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
COMMON STOCK -- 96.8%+
--------------------------------------------------------------------------------
AUSTRALIA -- 0.4%
Woolworths Ltd. ..................................      97,695    $    869

BRAZIL -- 3.7%
Aracruz Celulose S.A. ADR ........................      29,953       1,050 (k)
Cia Vale do Rio Doce ADR .........................      57,105       3,183 (k)
Empresa Brasileira de
   Aeronautica S.A. ADR ..........................      95,240       3,336 (k)
                                                                     7,569

CANADA -- 2.4%
Bank of Nova Scotia ..............................       8,146         415 (k)
Canadian Pacific Railway Ltd. ....................      58,925       1,668
Petro-Canada .....................................      55,079       2,724
                                                                     4,807

CHINA -- 2.5%
China Petroleum &
   Chemical Corp. ................................   7,058,000       3,159
Huaneng Power
   International Inc. ............................   1,156,000       2,003
                                                                     5,162

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
FINLAND -- 1.8%
Nokia Oyj ........................................      18,203    $    315
Sampo Oyj (Series A) .............................     176,444       1,825
Stora Enso Oyj (Series R) ........................     110,763       1,492
                                                                     3,632

FRANCE -- 12.5%
Accor ............................................      49,961       2,262 (k)
AXA ..............................................     103,029       2,205
BNP Paribas ......................................      73,271       4,614 (h,k)
Carrefour S.A ....................................      79,050       4,339 (h,k)
Credit Agricole S.A ..............................      56,659       1,353
Lagardere S.C.A. (Regd.) .........................      31,370       1,811
Renault S.A ......................................      18,719       1,292
Total S.A. (Series B) ............................      31,902       5,931 (h)
Veolia Environnement .............................      61,110       1,642 (k)
Vinci S.A ........................................       1,912         158 (k)
                                                                    25,607

GERMANY -- 4.9%
Allianz AG .......................................       8,200       1,035
BASF AG ..........................................      14,533         817
Bayerische Motoren
   Werke AG ......................................      29,120       1,350
Deutsche Boerse AG ...............................      22,799       1,247 (k)
E.ON AG ..........................................      37,861       2,471
Muenchener
   Rueckversicherungs
   AG (Regd.) ....................................      12,830       1,555
Schering AG ......................................      26,944       1,364
Siemens AG .......................................       2,855         229 (k)
                                                                    10,068

HONG KONG -- 0.5%
Johnson Electric
   Holdings Ltd. .................................     748,000         949

IRELAND -- 2.3%
Bank of Ireland ..................................     214,607       2,923
CRH PLC ..........................................      87,781       1,799
                                                                     4,722

ISRAEL -- 0.7%
Teva Pharmaceutical
   Industries ADR ................................      25,692       1,457

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

    ELFUN INTERNATIONAL EQUITY FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
ITALY -- 5.8%
Banca Intesa S.p.A ...............................     731,561    $  2,861
ENI-Ente Nazionale
   Idrocarburi S.p.A .............................     204,990       3,868 (k)
Mediaset S.p.A ...................................      59,540         707 (k)
Riunione Adriatica di
   Sicurta S.p.A .................................     144,661       2,463 (k)
Telecom Italia S.p.A .............................     923,735       1,882
                                                                    11,781

JAPAN -- 12.9%
Aiful Corp. ......................................      12,650         925
Asahi Glass Co Ltd. ..............................     248,000       2,036
Canon Inc. .......................................      58,000       2,701
Chugai Pharmaceutical
   Co Ltd. .......................................     101,700       1,462
Daikin Industries Ltd. ...........................      97,000       2,240
Honda Motor Co Ltd. ..............................      52,000       2,310
Hoya Corp. .......................................      20,700       1,901
Komatsu Ltd. .....................................     570,000       3,617
Mitsubishi Estate Co Ltd. ........................     104,000         986
Mitsui & Co Ltd. .................................     231,000       1,860
Mitsui Sumitomo
   Insurance Co Ltd. .............................     200,000       1,642
Murata Manufacturing
   Co Ltd. .......................................       1,900         103
Nissan Motor Co. Ltd. ............................     106,800       1,220
Secom Co Ltd. ....................................       8,000         299
Sharp Corp. ......................................      67,000       1,057
Sony Corp. .......................................      30,000       1,039 (k)
Terumo Corp. .....................................      47,500         902
                                                                    26,300

MEXICO -- 1.2%
Grupo Financiero BBVA
   Bancomer (Series B) ...........................     717,121         613 (a)
Grupo Televisa S.A. ADR ..........................      22,590         900
Wal-Mart de Mexico SA de
   C.V. (Series V) ...............................     341,814         974
                                                                     2,487

NETHERLANDS -- 4.5%
Aegon N.V ........................................     100,813       1,492
ING Groep N.V ....................................     105,674       2,465
Koninklijke Philips
   Electronics N.V ...............................     118,039       3,447
Royal Dutch Petroleum Co. ........................      32,795       1,729
                                                                     9,133

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
RUSSIA -- 0.7%
LUKOIL ADR .......................................      10,652    $    991 (b)
MMC Norilsk Nickel ADR ...........................       6,602         439
                                                                     1,430

SOUTH KOREA -- 2.5%
Kookmin Bank .....................................      18,463         692 (a)
POSCO ............................................       8,350       1,142
POSCO ADR ........................................       2,813          96
Samsung Electronics Co Ltd. ......................       8,550       3,236
                                                                     5,166

SPAIN -- 3.7%
Banco Santander Central
   Hispano S.A ...................................     203,216       2,407
Grupo Ferrovial S.A ..............................      37,998       1,331
Telefonica S.A ...................................     251,659       3,695
Telefonica S.A. ADR ..............................       2,454         108
                                                                     7,541

SWEDEN -- 2.8%
Assa Abloy AB (Series B) .........................      81,342         967
Autoliv Inc. SDR .................................      18,632         707
Skandinaviska Enskilda
   Banken AB (Series A) ..........................      63,212         931
SKF AB (Series B) ................................      16,357         632
Svenska Handelsbanken ............................     121,555       2,483
                                                                     5,720

SWITZERLAND -- 8.2%
ABB Ltd. (Regd.) .................................     291,057       1,476
Credit Suisse Group (Regd.) ......................     118,402       4,332 (h)
Nestle S.A. (Regd.) ..............................      16,703       4,173 (h)
Novartis AG (Regd.) ..............................      89,564       4,066 (h)
Roche Holding AG .................................      10,609       1,070
Syngenta AG (Regd.) ..............................      24,714       1,665
                                                                    16,782

TAIWAN -- 2.4%
China Steel Corp. ADR ............................      33,136         552 (b)
Taiwan Semiconductor
   Manufacturing Co Ltd. .........................   2,324,599       4,348 (a)
                                                                     4,900

UNITED KINGDOM -- 20.4%
BHP Billiton PLC .................................     627,044       5,478 (h)
Brambles Industries PLC ..........................     672,834       2,451

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
Capita Group PLC .................................       2,862    $     12
Compass Group PLC ................................     441,467       3,003
Diageo PLC .......................................      68,804         905
GlaxoSmithKline PLC ..............................     193,346       4,430 (h)
Kingfisher PLC ...................................     316,306       1,577
National Grid Transco PLC ........................     276,311       1,980
Reed Elsevier PLC ................................     320,875       2,684
Rio Tinto PLC. (Regd.) ...........................      60,396       1,668
Royal Bank of Scotland
   Group PLC .....................................      98,955       2,916
SABMiller PLC ....................................      74,808         775
Smith & Nephew PLC ...............................     410,669       3,450
Smiths Group PLC .................................     157,035       1,858
Tesco PLC ........................................     644,281       2,973
Vodafone Group PLC ...............................   2,246,349       5,569 (h)
                                                                    41,729
TOTAL COMMON STOCK
   (COST $157,432) ...............................                 197,811

                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
CONVERTIBLE BONDS -- 0.1%
AXA
0.00%    12/21/04
   (COST $90) ....................................          $6         122 (q)


                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.6%
--------------------------------------------------------------------------------

Henkel KGaA ......................................      24,328       1,903
Porsche AG .......................................       2,182       1,295 (k)
TOTAL PREFERRED STOCKS
   (COST $2,392) .................................                   3,198
TOTAL INVESTMENTS IN SECURITIES
   (COST $159,914) ...............................                 201,131

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.0%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund ...............................   3,030,763    $  3,031 (j)
State Street Navigator Securities
   Lending Prime Portfolio .......................  17,419,171      17,419 (e,o)
TOTAL SHORT-TERM INVESTMENTS
   (COST $20,450) ................................                  20,450

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (8.5)% ....................................                 (17,370)
                                                                  --------
NET ASSETS-- 100% ................................                $204,211
                                                                  ========

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The Elfun International Equity Fund was invested in the following sectors at December 31, 2003:

SECTOR                 PERCENTAGE (BASED ON MARKET VALUE)
--------------------------------------------------------------------------------
Financials                                                                20.08%
Consumer Discretionary                                                    12.03%
Industrials                                                               11.34%
Short Term                                                                 9.23%
Materials                                                                  8.75%
Energy                                                                     8.31%
Health Care                                                                8.21%
Consumer Staples                                                           7.63%
Information Technology                                                     5.69%
Telecommunication Services                                                 5.08%
Utilities                                                                  3.65%
                                                                         -------
                                                                         100.00%
                                                                         =======

OTHER INFORMATION
--------------------------------------------------------------------------------
The Elfun International Equity Fund had the following long futures contracts open at December 31, 2003:

                                           NUMBER     CURRENT
                            EXPIRATION       OF       NOTIONAL    UNREALIZED
DESCRIPTION                    DATE       CONTRACTS    VALUE     APPRECIATION
--------------------------------------------------------------------------------

DJ Euro Stoxx
   Index Futures           March 2004        7         $244          $   2
FTSE 100
   Index Futures           March 2004        2          160              2
                                                                     -----
                                                                     $   4
                                                                     =====

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                                    ELFUN TRUSTS
Q&A

DAVID CARLSON IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT RESPONSIBLE FOR MANAGING THE OVERALL U.S. EQUITY INVESTMENTS OF GEAM. HE JOINED GE IN 1980 AS PART OF THE GE FINANCIAL MANAGEMENT PROGRAM. DAVE IS A TRUSTEE OF THE GE PENSION TRUST, GE CANADA PENSION TRUST AND GE'S EMPLOYEE SAVINGS PLAN AS WELL AS CHAIRMAN OF GEAM'S ASSET ALLOCATION COMMITTEE. HE IS ALSO A CHARTERED FINANCIAL ANALYST AND A MEMBER OF THE NEW YORK SOCIETY OF SECURITY ANALYSTS. DAVE IS A GRADUATE OF INDIANA UNIVERSITY WITH A BS IN FINANCE.

Q. HOW DID ELFUN TRUSTS PERFORM RELATIVE TO ITS BENCHMARK AND PEER FUNDS FOR THE YEAR ENDED DECEMBER 31, 2003?

A. Elfun Trusts posted a total return of 22.95%, which compares to the S&P 500 return of 28.73%. Our peer group of 1,049 Large Cap Core funds, as measured by Lipper Analytical Services, rose 25.59%. While it's nice to report a strong gain in the portfolio, we are disappointed with our relative performance.

Q.   WHAT WERE THE FACTORS THAT DROVE PERFORMANCE?

A. The market bottomed out in March of last year on the eve of the war with Iraq. With military success evident in April, the market took off, and all major indices posted strong gains for the year. The Nasdaq index, with its heavy technology weighting, was particularly strong, with a gain of 50%.

Q.   WHAT INDIVIDUAL STOCKS OR GROUPS AFFECTED PERFORMANCE?

A. Within the S&P 500, the best performing sector was technology with a gain of 47%. By contrast, the technology holdings in Elfun Trusts were only up 30%. Our holdings in Microsoft (up 6%) and Intuit (up 13%) lagged, while holdings in Intel (up 106%) and Cisco (up 85%) performed well.

     The healthcare sector in the S&P 500 was up 15%, and our healthcare holdings fared worse, with a gain of only 8%. Holdings in Johnson & Johnson (down 4%) and Cardinal Health (up 3%) negatively impacted our healthcare performance.

     With the benefit of hindsight, we underestimated the strength of the economy and the stock market last year, and were too defensively positioned.

Q.   ANY SIGNIFICANT CHANGES TO THE PORTFOLIO DURING THE YEAR?

A. Elfun Trusts continued its long-term pattern of low portfolio turnover, with last year's figure coming in at 9%. So the changes in the portfolio tend to be gradual over time. The number of stocks in the portfolio has gradually come down over the last ten years, and now stands at about 60 names.

     The portfolio has a growth bias in terms of industry exposure, with no utilities, no basic materials, and few energy names. Healthcare (20% weight), financials (20%), and technology (22%) are the three largest sectors in the portfolio.

                                [PHOTO OMITTED]

                                                                    ELFUN TRUSTS

                    CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot ponts as follows:]


                       Elfun Trusts                 S&P 500
12/93                   $10,000.00                 $10,000.00
12/94                    10,022.77                  10,130.22
12/95                    13,951.03                  13,928.51
12/96                    17,236.03                  17,147.92
12/97                    22,554.52                  22,856.42
12/98                    27,728.76                  29,415.76
12/99                    33,202.81                  35,613.03
12/00                    35,159.23                  32,342.52
12/01                    33,055.04                  28,489.88
12/02                    26,473.89                  22,193.08
12/03                    32,549.03                  28,568.75

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                              ONE      FIVE         TEN
                                             YEAR      YEAR        YEAR
--------------------------------------------------------------------------------
Elfun Trusts                                22.95%     3.26%       12.53%
S&P 500                                     28.73%    (0.58%)      11.07%


                               INVESTMENT PROFILE

 A fund designed for investors who seek long-term growth of capital and future income rather than current income by investing primarily in equity securities of U.S. companies.

                         *LIPPER PERFORMANCE COMPARISON

                            LARGE CAP CORE PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                       ONE     FIVE     TEN
                                                       YEAR    YEAR     YEAR

   Fund's rank in peer group: ......................    798      28        7
   Number of Funds in peer group: ..................   1049     611      217
   Peer group average annual total return: .........  25.59%  (1.75%)   8.78%

   Lipper categories in peer group:                       LARGE CAP CORE

* SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.


                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2003
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
Citigroup Inc.                                                             5.07%
--------------------------------------------------------------------------------
First Data Corp.                                                           4.65%
--------------------------------------------------------------------------------
Liberty Media Corp. (Series A)                                             4.25%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                           3.69%
--------------------------------------------------------------------------------
Pfizer Inc.                                                                3.63%
--------------------------------------------------------------------------------
Vodafone Group PLC. ADR                                                    3.54%
--------------------------------------------------------------------------------
Cardinal Health Inc.                                                       3.14%
--------------------------------------------------------------------------------
Home Depot Inc.                                                            3.14%
--------------------------------------------------------------------------------
Comcast Corp. (Class A Special)                                            3.11%
--------------------------------------------------------------------------------
Carnival Corp.                                                             3.03%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

                                  ELFUN TRUSTS

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $2,490,241 AS OF DECEMBER 31, 2003.

[Pie chart omitted -- plot ponts as follows:]

Information Technology                     21.5%
Financial                                  20.1%
Healthcare                                 18.4%
Consumer - Discretionary                   16.2%
Short-Term Investments                      7.8%
Industrials                                 5.7%
Telecommunication Services                  3.5%
Energy                                      3.5%
Consumer - Staples                          3.3%


--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES    VALUE
--------------------------------------------------------------------------------

COMMON STOCK -- 96.6%+
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 17.0%
Carnival Corp. ...................................   1,900,000  $   75,487 (k)
Catalina Marketing Corp. .........................   1,090,000      21,974 (a,k)
Comcast Corp. ....................................
   (Class A Special) .............................   2,475,000      77,418 (a)
eBay Inc. ........................................     160,000      10,334 (a)
Home Depot Inc. ..................................   2,200,000      78,078
InterActiveCorp ..................................     300,000      10,179 (a,k)
Liberty Media Corp. ..............................
   (Series A) ....................................   8,900,000     105,821 (a)
Target Corp. .....................................     240,000       9,216
UnitedGlobalCom Inc. .............................
   (Class A) .....................................     150,000       1,272 (a,k)
Viacom Inc. (Class B) ............................     300,000      13,314
                                                                   403,093

CONSUMER - STAPLES -- 3.4%
Altria Group Inc. ................................     125,000       6,802
Colgate-Palmolive Co. ............................     350,000      17,517
Gillette Co. .....................................     600,000      22,038
PepsiCo Inc. .....................................     750,000      34,965
                                                                    81,322

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES    VALUE
--------------------------------------------------------------------------------
ENERGY -- 3.7%
Baker Hughes Inc. ................................     650,000  $   20,904
Exxon Mobil Corp. ................................     760,000      31,160
Nabors Industries Ltd. ...........................     130,000       5,395 (a,k)
Schlumberger Ltd. ................................     560,000      30,643
                                                                    88,102

FINANCIAL -- 21.0%
AFLAC Inc. .......................................     490,000      17,728
Alleghany Corp. ..................................      35,700       7,943 (a)
American Express Co. .............................     520,000      25,079
American International
   Group Inc. ....................................     920,000      60,978
Bank One Corp. ...................................     490,000      22,339
Berkshire Hathaway Inc.
   (Class B) .....................................      14,000      39,410 (a)
Citigroup Inc. ...................................   2,600,000     126,204
Federal National
   Mortgage Assoc ................................   1,225,000      91,949
Marsh & McLennan
   Cos. Inc. .....................................     870,000      41,664
SLM Corp. ........................................     370,000      13,942
State Street Corp. ...............................   1,010,000      52,601 (e)
                                                                   499,837

HEALTHCARE -- 19.3%
Abbott Laboratories ..............................     980,000      45,668
Apogent Technologies Inc. ........................     265,000       6,106 (a,k)
Cardinal Health Inc. .............................   1,280,000      78,285
DENTSPLY
   International Inc. ............................     620,000      28,005
IMS Health Inc. ..................................     410,000      10,193 (k)
Johnson & Johnson ................................   1,375,000      71,033
Lincare Holdings Inc. ............................   1,680,000      50,450 (a,k)
Pfizer Inc. ......................................   2,560,000      90,445
WebMD Corp. ......................................     375,000       3,371 (a,k)
Wyeth ............................................   1,580,000      67,071
Zimmer Holdings Inc. .............................     100,000       7,040 (a)
                                                                   457,667

INDUSTRIALS -- 6.0%
Dover Corp. ......................................   1,810,000      71,948
Equifax Inc. .....................................   1,250,000      30,625 (k)
Waste Management Inc. ............................   1,370,000      40,552
                                                                   143,125

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES    VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.5%
Applied Materials Inc. ...........................     960,000  $   21,552 (a)
Automatic Data
   Processing Inc. ...............................   1,030,000      40,798
Certegy Inc. .....................................   1,090,000      35,752
Cisco Systems Inc. ...............................   1,740,000      42,265 (a)
Dell Inc. ........................................     980,000      33,281 (a)
First Data Corp. .................................   2,820,000     115,874 (h,k)
Intel Corp. ......................................   1,640,000      52,808
Intuit Inc. ......................................     980,000      51,852 (a,k)
Microsoft Corp. ..................................   2,160,000      59,486
Molex Inc. (Class A) .............................   2,170,000      63,711
Paychex Inc. .....................................     230,000       8,556
Yahoo! Inc. ......................................     215,000       9,712 (a)
                                                                   535,647

TELECOMMUNICATION SERVICES -- 3.7%
Vodafone Group
   PLC. ADR ......................................   3,520,000      88,141 (k)
TOTAL INVESTMENT IN SECURITIES
   (COST $1,312,271) .............................               2,296,934

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.1%
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund ...............................   79,552,613    79,553 (j)
State Street Navigator
   Securities Lending
   Prime Portfolio ...............................   113,753,700   113,754 (e,o)
TOTAL SHORT-TERM INVESTMENTS
   (COST $193,307) ...............................                 193,307

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (4.7)% ....................................                (113,028)
                                                                ----------
NET ASSETS-- 100% ................................              $2,377,213
                                                                ==========

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                          ELFUN DIVERSIFIED FUND

Q&A

THE ELFUN DIVERSIFIED FUND IS MANAGED JOINTLY BY DAVID CARLSON, RALPH LAYMAN AND ROBERT MACDOUGALL. THE FUND FOLLOWS AN ASSET ALLOCATION STRATEGY AND EACH PORTFOLIO MANAGER IS RESPONSIBLE FOR INVESTMENTS WITHIN HIS AREA OF EXPERTISE:
DAVE CARLSON MANAGES THE U.S. EQUITY INVESTMENTS IN THE PORTFOLIO (PLEASE REFER TO PAGE 6 FOR DAVE'S BIOGRAPHICAL DETAILS), RALPH LAYMAN MANAGES THE INTERNATIONAL EQUITY HOLDINGS WITHIN THE PORTFOLIO (PLEASE REFER TO PAGE 1 FOR RALPH'S BIOGRAPHICAL DETAILS) AND BOB MACDOUGALL MANAGES THE FIXED INCOME RELATED INVESTMENTS IN THE PORTFOLIO (PLEASE REFER TO PAGE 35 FOR BOB'S BIOGRAPHICAL DETAILS).

Q. HOW DID THE ELFUN DIVERSIFIED FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2003?

A. The Elfun Diversified Fund advanced 21.32% for the twelve-month period ended December 31, 2003. During the same period, the Fund's broad-based benchmarks, the Standard & Poor's 500 Composite Price Index and the Lehman Brothers Aggregate Bond Index, returned 28.73% and 4.10%, respectively. Our Lipper peer group of 537 Balanced funds returned 19.09% for the same period.

Q.   WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE DURING THE PAST YEAR?

A. Information Technology and Health Care stock selection were the main drivers of underperformance for the U.S. Equity portion of the Fund over the twelve months ended December 31, 2003. Despite a slight overweight in technology, almost half of the relative underperformance for the year is due to stock selection in this sector. Many of the smaller capitalization, more speculative, higher priced stocks did well over the year as investors discounted negative earnings and poor fundamentals in the hopes of catching the bounce off the bottom with these stocks. Conversely, higher quality, larger capitalization companies lagged in terms of performance over the year. In Health Care, negative news flow around dwindling product pipelines and onerous drug pricing legislation plagued the pharmaceutical stocks all year causing them to lag the market. In addition, several health care provider and equipment stocks that we owned in the portfolio suffered over the period. Many of the stocks that helped fuel the gains in the market were on average smaller in market capitalization, had higher expected growth rates, and were more expensive in terms of P/E ratio--companies losing money posted some of the best returns in 2003. This trend was evident starting in the second quarter as the market began to rally after the Iraq War was declared over. Interestingly, investor's penchant for investing in these stocks created a "quality" schism in the market. For example, larger capitalization companies were overlooked for smaller, expensive, risky stocks. Stocks with a beta greater than 2.0 (risky) were up 80% for the year 2003, whereas less risky stocks, that is, stocks with betas less than 2.0, were up a mere 25%--underperforming the S&P 500 by almost 4%! In addition, stocks with P/E ratios greater than 50, and those with a negative PE, advanced 72% for 2003, whereas stocks with P/E ratios less than 50 were up only 27%--again underperforming the S&P 500. If you classified stocks by S&P ratings (A, B, C, or N/A) where A is the highest quality and N/A is not available or not rated, the C's and N/A companies were up 44% and 41%, respectively, whereas the A's and B's were up only 24% and 32%, respectively. While this trend was challenging in 2003, many of these stocks have poor fundamentals and market history suggests that it is difficult to consistently post positive relative returns with this strategy.

     In the fixed income markets, Interest rates fell to 45-year lows mid-year as the Federal Reserve lowered the federal funds rate to 1%, fearing deflation would be brought about by weak growth. However, interest rates rose in the second half, finishing the year higher, as the U.S. economy rebounded strongly in the third and fourth quarters. Two, ten and thirty-year Treasury yields ended the twelve-month period at 1.82%, 4.25% and 5.07% respectively. Treasury returns were slightly positive, attributable to coupon income, as prices of securities with greater than two years to maturity declined during the period. Corporate bonds were the star performers as stronger fundamentals, fewer corporate governance and accounting-related scandals and a declining downgrade/upgrade ratio contributed to a narrowing of corporate bond spreads. Mortgage-backed security performance suffered during the year as prepayments hit historical highs in May and then fell precipitously in July as rates backed up, causing duration extensions and spread widening. The market finished the year with the fed funds rate at 1% and the Fed on hold for the foreseeable future against a backdrop of economic recovery and low inflation. Security selection within the corporate and mortgage-backed sectors was the main positive contributor to 2003. Emphasis on lower quality corporate issuers and pool-specific Mortgage Backed Securities with above-market coupons enhanced portfolio yield and returns during the year. An opportunistic trade into German bunds from U.S. Treasuries early in the year performed well, as the value of the U.S. dollar declined relative to the Euro. The relative overweight in commercial Mortgage-backed securities also contributed positively. However, our tactical duration positioning throughout the year negatively impacted relative return.

     The international portion of the Fund provided solid returns for the year. Since the lows were reached at the end of the first quarter the international markets have marched steadily higher, accelerating in the fourth quarter and closing the year on an optimistic note not seen for several years. Growing consumer and business confidence overshadowed geopolitical concerns, including war, terrorism and SARS. China dominated the headlines for much of the year, starting with SARS but increasingly demonstrating its economic importance as the year progressed. Many other countries started to benefit from the sheer scale of China's activity, reducing the extent of America's role as the engine of the world economy. Europe's environment, while improving, has been weak, with high unemployment prevailing. The U.K. has continued to outperform economically but has paid a minor price with interest rates moving higher in the fourth quarter. Japan has also shown signs of recovery although lack of real reform makes those changes fairly ineffectual.

                                                          ELFUN DIVERSIFIED FUND

                    CHANGE IN VALUE OF A $10,000 INVESTMENT

[Line chart omitted -- plot ponts as follows:]

         Elfun Diversified Fund     S&P 500     LB Aggregate    Composite Index*
12/93          $10,000.00         $10,000.00     $10,000.00        $10,000.00
12/94            9,973.47          10,130.22       9,708.38          9,966.14
12/95           12,677.03          13,928.51      11,501.89         12,917.81
12/96           14,502.16          17,147.92      11,919.47         14,863.36
12/97           17,196.13          22,856.42      13,070.18         18,367.18
12/98           20,143.49          29,415.76      14,205.52         22,233.87
12/99           22,971.60          35,613.03      14,088.85         24,904.63
12/00           24,226.49          32,342.52      15,726.83         24,644.82
12/01           23,564.85          28,489.88      17,054.72         23,726.07
12/02           21,396.00          22,193.08      18,803.68         21,395.91
12/03           25,958.19          28,568.75      19,575.48         25,354.93

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                     ONE      FIVE       TEN
                                                     YEAR     YEAR       YEAR
--------------------------------------------------------------------------------
Elfun Diversified Fund                              21.25%     5.20%    10.01%

S&P 500                                             28.73%    (0.58%)   11.07%

LB Aggregate                                         4.10%     6.62%     6.95%

Composite Index*                                    18.50%     2.66%     9.75%

* 60% S&P 500/40% LB Aggregate


                               INVESTMENT PROFILE

A fund designed for investors who seek the highest total return consistent with prudent investment management and the preservation of capital by investing primarily in a combination of U.S. and foreign equity securities, and debt securities.

                         *LIPPER PERFORMANCE COMPARISON

                               BALANCED PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                    ONE    FIVE     TEN
                                                   YEAR    YEAR    YEAR

   Fund's rank in peer group: ...................   139      43      16
   Number of Funds in peer group: ...............   537     357     120
   Peer group average annual total return: ...... 19.09%   2.35%  8.09%
   Lipper categories in peer group:                       BALANCED

*SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                                TOP TEN HOLDINGS
                             AS OF DECEMBER 31, 2003
                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
Citigroup Inc.                                                            2.65%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.,
  5.00% TBA                                                               2.64%
--------------------------------------------------------------------------------
First Data Corp.                                                          2.46%
--------------------------------------------------------------------------------
Liberty Media Corp. (Series A)                                            2.15%
--------------------------------------------------------------------------------
Pfizer Inc.                                                               1.88%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.,
   6.50% TBA                                                              1.87%
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.                                          1.87%
--------------------------------------------------------------------------------
American International Group Inc.                                         1.79%
--------------------------------------------------------------------------------
Vodafone Group PLC. ADR                                                   1.79%
--------------------------------------------------------------------------------
Comcast Corp. (Class A Special)                                           1.52%
--------------------------------------------------------------------------------

SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

                             ELFUN DIVERSIFIED FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $259,540 AS OF DECEMBER 31, 2003.

[Pie chart omitted -- plot ponts as follows:]

Domestic Equity                   48.5%
Bonds and Notes                   25.4%
Foreign Equity                    16.5%
Short Term & Other                 9.6%

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
DOMESTIC EQUITY -- 53.4%+
--------------------------------------------------------------------------------
CONSUMER-DISCRETIONARY -- 9.6%
Carnival Corp. ...................................      91,281    $  3,627 (k)
Catalina Marketing Corp. .........................      36,023         726 (a)
Comcast Corp. ....................................
   (Class A Special) .............................     126,293       3,951 (a)
eBay Inc. ........................................       9,558         617 (a)
Harley-Davidson Inc. .............................      13,418         638
Home Depot Inc. ..................................      97,991       3,478
InterActiveCorp ..................................       6,468         219 (a)
Liberty Media Corp. ..............................
   (Series A) ....................................     468,652       5,572 (a,h)
Target Corp. .....................................      26,821       1,030
UnitedGlobalCom Inc. .............................
   (Class A) .....................................       8,624          73 (a)
Viacom Inc. (Class B) ............................      58,362       2,590
                                                                    22,521

CONSUMER-STAPLES -- 1.9%
Colgate-Palmolive Co. ............................      34,613       1,732
PepsiCo Inc. .....................................      45,039       2,100
Wal-Mart Stores Inc. .............................      14,202         753
                                                                     4,585

ENERGY -- 3.1%
Burlington Resources Inc. ........................      16,129         893
Exxon Mobil Corp. ................................      66,376       2,721
Nabors Industries Ltd. ...........................      20,389         846 (a)
Schlumberger Ltd. ................................      52,320       2,863
                                                                     7,323

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
FINANCIAL -- 12.3%
AFLAC Inc. .......................................      26,780    $    969
Alleghany Corp. (REIT) ...........................         898         200 (a)
American Express Co. .............................      36,534       1,762 (h)
American International
   Group Inc. ....................................      70,269       4,657 (h)
Bank of America Corp. ............................       4,604         370
Bank of New York Co Inc. .........................       6,169         204
Bank One Corp. ...................................      23,671       1,079
Berkshire Hathaway Inc. ..........................
   (Class B) .....................................         681       1,917 (a)
Citigroup Inc. ...................................     141,507       6,869
Federal National
   Mortgage Assoc ................................      64,757       4,860
Marsh & McLennan Cos. Inc. .......................      48,083       2,303
Mellon Financial Corp. ...........................      15,907         511
SLM Corp. ........................................      17,167         647
State Street Corp. ...............................      52,952       2,758 (e)
                                                                    29,106

HEALTHCARE -- 9.9%
Abbott Laboratories ..............................      51,126       2,383
Cardinal Health Inc. .............................      63,299       3,871
DENTSPLY
   International Inc. ............................      30,431       1,375
Johnson & Johnson ................................      70,797       3,657
Lincare Holdings Inc. ............................      80,297       2,411 (a)
Merck & Co Inc. ..................................      27,997       1,294
Pfizer Inc. ......................................     138,161       4,881
WebMD Corp. ......................................      17,864         161 (a,k)
Wyeth ............................................      79,124       3,359
                                                                    23,392

INDUSTRIALS -- 3.9%
Danaher Corp. ....................................       5,052         463 (k)
Dover Corp. ......................................      80,947       3,218
Equifax Inc. .....................................      57,795       1,416
3M Co. ...........................................       5,807         494
United Technologies Corp. ........................      14,873       1,410
Waste Management Inc. ............................      73,037       2,162
                                                                     9,163

INFORMATION TECHNOLOGY -- 12.7%
Applied Materials Inc. ...........................      50,491       1,134 (a)
Automatic Data Processing Inc. ...................      57,516       2,278
Certegy Inc. .....................................      57,905       1,899 (h)
Cisco Systems Inc. ...............................     100,426       2,439 (a)
Dell Inc. ........................................      62,766       2,132 (a)
First Data Corp. .................................     155,203       6,377 (k)
Intel Corp. ......................................      82,774       2,665
International Business
   Machines Corp. ................................       7,822         725

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
Intuit Inc. ......................................      53,560    $  2,834 (a)
Microsoft Corp. ..................................     119,309       3,286
Molex Inc. (Class A) .............................     103,467       3,038
Oracle Corp. .....................................      10,434         138 (a)
Paychex Inc. .....................................      10,761         400
Yahoo! Inc. ......................................      11,704         529 (a)
                                                                    29,874
TOTAL DOMESTIC EQUITY
   (COST $102,666) ...............................                 125,964

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 18.2%
--------------------------------------------------------------------------------
CONSUMER-DISCRETIONARY -- 2.1%
Accor ............................................       9,600         435
Autoliv Inc. SDR .................................       3,819         145
Bayerische Motoren
   Werke AG ......................................       5,595         259
Compass Group PLC ................................      84,818         577
Grupo Televisa S.A. ADR ..........................       4,581         183
Honda Motor Co Ltd. ..............................      10,000         444
Kingfisher PLC ...................................      60,771         303
Koninklijke Philips
   Electronics N.V ...............................      22,661         662
Lagardere S.C.A ..................................       6,247         361
Mediaset S.p.A ...................................      12,075         143
Nissan Motor Co. Ltd. ............................      21,100         241
Reed Elsevier PLC ................................      61,649         516
Renault S.A ......................................       3,495         241
Sharp Corp. ......................................      13,000         205
Sony Corp. .......................................       5,700         197
                                                                     4,912

CONSUMER-STAPLES -- 1.2%
Carrefour S.A ....................................      15,179         833
Diageo PLC .......................................      13,982         184
Nestle S.A .......................................       3,203         800
SABMiller PLC ....................................      14,373         149
Tesco PLC ........................................     123,632         571
Wal-Mart de Mexico SA de
   C.V. (Series V) ...............................      69,326         198
Woolworths Ltd. ..................................      19,813         176
                                                                     2,911

ENERGY -- 1.5%
China Petroleum &
   Chemical Corp. ................................   1,362,000         610
ENI-Ente Nazionale
   Idrocarburi S.p.A .............................      39,407         744 (k)
LUKOIL ADR .......................................       2,133         198 (b)
Petro-Canada .....................................      10,736         531

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
Royal Dutch Petroleum Co. ........................       6,301    $    332
Total S.A. (Series B) ............................       6,129       1,139
                                                                     3,554

FINANCIAL -- 3.6%
Aegon N.V ........................................      19,422         287
Aiful Corp. ......................................       2,450         179
Allianz AG .......................................       1,532         193
AXA ..............................................      19,783         424
Banca Intesa S.p.A ...............................     140,915         551
Banco Santander Central
   Hispano S.A ...................................      39,044         462 (k)
Bank of Ireland ..................................      41,232         562
Bank of Nova Scotia ..............................       1,565          80 (k)
BNP Paribas ......................................      14,077         886
Credit Agricole S.A ..............................      11,497         275
Credit Suisse Group ..............................      22,748         832
Deutsche Boerse AG ...............................       4,380         239
Grupo Financiero BBVA
   Bancomer (Series B) ...........................     133,960         115
ING Groep N.V ....................................      20,992         490
Kookmin Bank .....................................       3,537         133 (a)
Mitsubishi Estate Co Ltd. ........................      19,000         180
Mitsui Sumitomo
   Insurance Co Ltd. .............................      39,000         320
Muenchener
   Rueckversicherungs AG .........................       2,491         302
Riunione Adriatica di
   Sicurta S.p.A .................................      28,156         480
Royal Bank of Scotland
   Group PLC .....................................      19,019         560
Sampo Oyj (Series A) .............................      31,864         330
Skandinaviska Enskilda
   Banken AB (Series A) ..........................      12,985         191
Svenska Handelsbanken ............................      23,685         484
                                                                     8,555

HEALTHCARE -- 1.5%
Chugai Pharmaceutical
   Co Ltd. .......................................      20,500         295
GlaxoSmithKline PLC ..............................      37,147         851
Novartis AG ......................................      17,208         781
Roche Holding AG .................................       2,135         215
Schering AG ......................................       5,406         274
Smith & Nephew PLC ...............................      78,920         663
Terumo Corp. .....................................       9,200         175
Teva Pharmaceutical
   Industries ADR ................................       4,946         280 (k)
                                                                     3,534

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN DIVERSIFIED FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.1%

ABB Ltd. .........................................      58,280    $    295
Asahi Glass Co Ltd. ..............................      47,000         386
Assa Abloy AB (Series B) .........................      15,636         186
Brambles Industries PLC ..........................     129,015         470
Canadian Pacific Railway Ltd. ....................      11,321         320
Capita Group PLC .................................         560           2
Daikin Industries Ltd. ...........................      21,000         485
EmpreS.A. Brasileira de
   Aeronautica S.A. ADR ..........................      18,298         641
Grupo Ferrovial S.A ..............................       7,706         270
Johnson Electric
   Holdings Ltd. .................................     143,600         182
Komatsu Ltd. .....................................     109,000         692
Mitsui & Co Ltd. .................................      44,000         354
Secom Co Ltd. ....................................       1,000          37
Siemens AG .......................................         548          44 (k)
SKF AB (Series B) ................................       3,263         126
Smiths Group PLC .................................      30,171         357 (a)
Vinci S.A ........................................         360          30 (k)
                                                                     4,877

INFORMATION TECHNOLOGY -- 1.0%
Canon Inc. .......................................      11,000         512
Hoya Corp. .......................................       4,100         377
Murata Manufacturing
   Co Ltd. .......................................         300          16
Nokia Oyj ........................................       3,707          64
Samsung Electronics Co Ltd. ......................       1,640         621
Taiwan Semiconductor
   Manufacturing Co Ltd. .........................     445,864         834 (a)
                                                                     2,424

MATERIALS -- 1.6%
Aracruz Celulose S.A. ADR ........................       6,075         213
BASF AG ..........................................       2,792         157
BHP Billiton PLC .................................     119,853       1,047
China Steel Corp. ADR ............................       6,360         106 (b)
Cia Vale do Rio Doce ADR .........................      11,253         626
CRH PLC ..........................................      16,877         346
MMC Norilsk Nickel ADR ...........................       1,233          82
POSCO ............................................       1,603         219
POSCO ADR ........................................         715          24 (k)
Rio Tinto PLC ....................................      11,399         315
Stora Enso Oyj (Series R) ........................      21,618         291
Syngenta AG (Regd.) ..............................       4,748         320
                                                                     3,746

TELECOMMUNICATION SERVICES -- 2.9%
Telecom Italia S.p.A .............................     177,476         362 (a)
Telefonica S.A ...................................      48,264         709
Telefonica S.A. ADR ..............................         550          24


--------------------------------------------------------------------------------
                                                       NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
Vodafone Group PLC ...............................     431,587    $  1,070
Vodafone Group PLC. ADR ..........................     185,635       4,648
                                                                     6,813

UTILITIES -- 0.7%
E.ON AG ..........................................       7,274         475
Huaneng Power
   International Inc. ............................     222,000         385
National Grid Transco PLC ........................      53,092         380
Veolia Environnement .............................      11,742         315
                                                                     1,555
TOTAL FOREIGN EQUITY
   (COST $33,718) ................................                  42,881


                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 27.9%
--------------------------------------------------------------------------------
U.S. TREASURIES -- 3.2%

U.S. Treasury Bonds
 5.50%   08/15/28 .................................     $1,795       1,870
 7.25%   05/15/16 .................................        310         387
 8.13%   08/15/19 - 08/15/21 ......................      1,510       2,057(h)
                                                                     4,314
U.S. Treasury Notes
 1.63%   10/31/05 .................................      1,215       1,213
 2.38%   08/15/06 .................................      1,300       1,307
 3.13%   10/15/08 .................................         50          50
 4.25%   08/15/13 - 11/15/13 ......................        495         495
 4.88%   02/15/12 .................................         15          16
 6.00%   08/15/09 .................................        215         244(h)
                                                                     3,325
TOTAL U.S.TREASURIES
   (COST $7,626) ..................................                  7,639

FEDERAL AGENCIES -- 1.6%
Federal Home Loan
   Bank System
2.50%    12/15/05 .................................      1,015       1,025(h)

Federal Home Loan
   Mortgage Corp.
4.75%    12/08/10 .................................        515         520
5.00%    07/30/09 .................................        200         203
5.25%    01/15/06 .................................        330         351
                                                                     1,074

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Federal National
   Mortgage Assoc.
2.88%    05/19/08 .................................     $  530    $    517
3.75%    09/15/08 .................................        800         800
4.38%    07/17/13 .................................        285         273
                                                                     1,590
TOTAL FEDERAL AGENCIES
(COST $3,660) .....................................                  3,689

AGENCY MORTGAGE BACKED -- 9.4%
Federal Home Loan
   Mortgage Corp.
5.00%    04/01/13 .................................        140         147
6.00%    04/01/29 - 11/01/33 ......................        352         364
6.50%    01/01/27 - 10/01/33 ......................        112         117
7.00%    10/01/16 - 09/01/32 ......................         48          51
7.50%    11/01/09 - 09/01/33 ......................        219         234
8.00%    07/01/26 - 11/01/30 ......................         56          61
8.50%    04/01/30 - 05/01/30 ......................         73          78
                                                                     1,052

Federal National Mortgage Assoc.
5.50%    04/01/14 - 08/01/33 ......................        565         585
6.00%    02/01/14 - 11/01/33 ......................      1,059       1,096
6.50%    12/01/14 - 12/01/33 ......................        571         600
7.00%    01/01/16 - 09/01/33 ......................        642         680
7.50%    12/01/09 - 10/01/33 ......................        817         872
8.00%    12/01/11 - 01/01/33 ......................        483         519
8.50%    05/01/30 - 11/01/31 ......................        193         207
9.00%    06/01/09 - 12/01/22 ......................        244         268
5.00%    TBA ......................................      6,785       6,861(c)
5.50%    TBA ......................................      1,915       1,940(c)
6.50%    TBA ......................................      4,650       4,862(c)
                                                                    18,490
Government National Mortgage Assoc.
6.00%    07/15/33 .................................         49          51
6.50%    04/15/28 - 04/15/32 ......................         68          72
7.00%    03/15/12 - 04/15/28 ......................        128         137
7.50%    06/15/23 - 04/15/28 ......................        186         200
8.00%    05/15/30 .................................         10          10
8.50%    10/15/17 .................................        130         144
9.00%    11/15/16 - 12/15/21 ......................        128         143
5.00%    TBA ......................................      1,800       1,783(c)
                                                                     2,540
TOTAL AGENCY MORTGAGE BACKED
   (COST $21,783) .................................                 22,082

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.6%

Collateralized Mortgage
   Obligation Trust
2.47%    11/01/18 .................................     $    9    $      9(d,f)

Federal Home Loan
   Mortgage Corp.
4.00%    10/15/27 .................................         95          94
4.50%    03/15/18 .................................        192          29(g)
5.00%    07/15/14 - 07/15/31 ......................        279          51(g)
5.50%    04/15/17 - 06/15/33 ......................        405          72(g)
6.38%    05/25/43 .................................        430          52(g,i)
6.98%    05/25/43 .................................        232          28(g,i)
7.00%    01/30/34 .................................         80          61
7.50%    01/15/16 - 07/15/27 ......................        170          70(g)
7.75%    03/15/22 .................................         40          42
8.00%    04/15/20 .................................          6           6
8.64%    12/15/33 .................................         50          43(i)
12.72%   06/15/33 .................................        466         480(i)
17.99%   05/15/31 .................................         65          73(i)
                                                                        1,101

Federal Home Loan Mortgage
   Corp. STRIPS
8.00%    02/01/23 - 07/01/24 ......................         25           5(g)

Federal Home Loan
   Mortgage STRIPS
4.76%    08/01/27 .................................          6           5(d,f)

Federal National Mortgage Assoc.
1.18%    12/25/42 .................................        468          18(g,i)
2.24%    06/25/43 .................................      1,460         105(g,i)
4.00%    02/25/28 .................................         87          87
5.19%    08/25/43 .................................        140         145
5.50%    01/25/27 .................................        165          28(g)
5.96%    02/25/31 .................................        228          24(g,i)
6.36%    05/25/18 .................................      1,776         233(g,i)
6.46%    05/25/42 - 09/25/42 ......................      2,856         391(g,i)
6.51%    04/25/17 - 10/25/17 ......................        386          50(g,i)
6.56%    08/25/16 .................................        101          11(g,i)
6.98%    06/25/42 .................................        315          42(g,i)
7.50%    11/25/31 - 07/25/41 ......................        207         225
8.00%    07/25/14 .................................         69          74
11.92%   09/25/31 .................................        148         152(i)
12.76%   05/25/17 - 12/25/17 ......................        116         125(i)
16.46%   03/25/17 .................................        196         222(i)
18.09%   04/25/32 .................................         50          56(i)
                                                                     1,988

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN DIVERSIFIED FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Federal National Mortgage
   Assoc. STRIPS
7.50%    11/01/23 - 01/01/24 ......................     $  368   $     69(g)
8.00%    08/01/23 - 07/01/24 ......................         56         11(g)
8.50%    03/01/17 - 07/25/22 ......................         22          4(g)
9.00%    05/25/22 .................................         10          2(g)
                                                                       86

Federal National Mortgage REMIC
2.00%    06/25/43 .................................      2,243        136(g,i)
7.50%    02/25/41 .................................        116        126
14.10%   03/25/31 .................................        228        239(i)
                                                                      501

Federal National Mortgage
   REMIC (Class B)
5.86%    12/25/22 .................................         10          8(d,f)

Federal National Mortgage
   REMIC (Class J)
1080.91% 03/25/22 .................................         --          1(g)

Federal National Mortgage
   REMIC (Class K)
1008.00% 05/25/22 .................................         --          1(g)

FHLMC Structured Pass
   Through Securities
9.12%    09/25/43 .................................      1,528         27(d,g,i)

Vendee Mortgage Trust
5.75%    05/15/33 .................................        765         31(d,g,i)
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $4,221) ..................................                 3,763

ASSET BACKED -- 3.3%

American Express Credit Account
   Master Trust (Class A)
1.30%    09/15/08 .................................        387        388(i)
1.69%    01/15/09 .................................         54         53
Bank One Issuance Trust
3.59%    05/17/10 .................................         25         25
3.76%    08/15/08 .................................        108        110
Bear Stearns Asset Backed
   Securities Inc. (Class A)
1.49%    01/25/34 .................................        213        213(i)
BMW Vehicle Owner Trust
   (Class B)
2.93%    03/25/09 .................................         47         47

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Capital One Prime Auto
   Receivables Trust
1.24%    09/17/07 .................................     $  350   $    350(i)
Chase Credit Card Master
   Trust (Class A)
1.27%    07/15/10 .................................        120        120(i)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
1.37%    03/25/32 .................................        169        169(i)
2.73%    05/25/36 .................................        120        119
3.34%    05/25/26 .................................        152        152
5.43%    12/25/32 .................................         40         39
Chase Manhattan Auto
   Owner Trust
2.57%    02/16/10 .................................        265        264
Citibank Credit Card
   Issuance Trust
1.21%    12/17/07 .................................        100        100(i)
1.48%    03/07/08 .................................        240        240(i)
2.50%    04/07/08 .................................        199        200
2.70%    01/15/08 .................................        138        139
4.45%    04/07/10 .................................         59         60
5.65%    06/16/08 .................................        207        222
6.90%    10/15/07 .................................         70         76
Citibank Credit Card Master
   Trust I (Class A)
5.88%    03/10/11 .................................         40         44
Countrywide Asset-Backed
   Certificates
1.39%    07/25/31 .................................         38         38(i)
Countrywide Asset-Backed
   Certificates (Class A)
1.45%    04/25/32 .................................        194        194(i)
Daimler Chrysler Auto Trust
2.86%    03/09/09 .................................        150        150
Discover Card Master Trust I
   (Class A)
1.34%    11/15/07 .................................        100        100(i)
Federal National Mortgage Assoc.
3.95%    12/26/31 .................................         68         70
Fleet Credit Card Master Trust II
   (Class A)
1.30%    04/15/10 .................................        180        180(i)
2.40%    07/15/08 .................................         63         63
5.60%    12/15/08 .................................        395        418
Fleet Home Equity Loan Trust
   (Class A)
1.40%    01/20/33 .................................         75         75(i)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust
   (Class B)
4.79%    11/15/06 .................................     $  108    $    112
Green Tree Financial Corp.
6.90%    04/15/18 .................................          8           8
Household Automotive Trust
1.45%    07/17/09 .................................        500         502(i)
M&I Auto Loan Trust
2.97%    04/20/09 .................................         51          51
MBNA Master Credit Card Trust
   USA (Class A)
1.42%    08/15/08 .................................        700         704(i)
Mid-State Trust
7.54%    07/01/35 .................................         21          21
Nissan Auto Receivables
   Owner Trust
2.05%    03/16/09 .................................         45          44
2.61%    07/15/08 .................................         91          91
3.21%    03/16/09 .................................        126         127
Peco Energy Transition Trust
6.52%    12/31/10 .................................         45          51
Provident Bank Home Equity
   Loan Trust
6.72%    01/25/13 .................................         16          16
PSE&G Transition Funding LLC
6.61%    06/15/15 .................................         50          57
Residential Asset Mortgage
   Products Inc.
1.42%    06/25/32 .................................        504         505(i)
Residential Asset Securities Corp.
1.39%    07/25/32 .................................        129         129(i)
Residential Asset Securities Corp.
2.66%    11/25/28 .................................         51          51
Residential Asset Securities Corp.
3.32%    03/25/29 .................................         39          39
SLM Student Loan Trust
2.99%    12/15/22 .................................        229         229(b)
Superior Wholesale Inventory
   Financing Trust
1.25%    01/16/06 .................................        600         600(i)
West Penn Funding LLC
   Transition Bonds
6.81%    09/25/08 .................................         62          66
TOTAL ASSET BACKED
   (COST $7,818) ..................................                  7,821

CORPORATE NOTES -- 6.6%

Alabama Power Co. (Series V)
5.60%    03/15/33 .................................         60          57

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Albertson's Inc.
7.45%    08/01/29 .................................     $   85    $     93
Allstate Financial
   Global Funding
5.25%    02/01/07 .................................         50          53(b)
Amerada Hess Corp.
7.30%    08/15/31 .................................         75          78
AmerenUE
5.10%    08/01/18 .................................         45          44
American Electric Power
   Co Inc. (Series D)
5.25%    06/01/15 .................................         60          59
American Express Credit Corp.
1.25%    12/15/06 .................................        150         150(i)
American Standard Inc.
7.38%    04/15/05 .................................         85          90
Anadarko Petroleum Corp.
5.00%    10/01/12 .................................         65          66
Appalachian Power Co.
   (Series E)
4.80%    06/15/05 .................................         85          88
Appalachian Power Co.
   (Series G)
3.60%    05/15/08 .................................         30          30
Arizona Public Service Co.
5.63%    05/15/33 .................................         30          28
AT&T Corp.
8.05%    11/15/11 .................................        120         138(p)
AXA
0.00%    12/21/04 .................................          1          23(d)
Banco Bradesco S.A.
8.75%    10/24/13 .................................         75          78(b)
Bank of America Corp.
3.88%    01/15/08 .................................         55          56
Bank One Corp.
6.50%    02/01/06 .................................        200         217
BB&T Corp.
4.75%    10/01/12 .................................         40          40
6.38%    06/30/25 .................................         60          64(i)
Bear Stearns Cos. Inc.
5.70%    01/15/07 .................................        105         113
Belo Corp.
8.00%    11/01/08 .................................         50          59
British Sky Broadcasting PLC.
6.88%    02/23/09 .................................         85          95
British Telecommunications PLC.
8.38%    12/15/10 .................................         15          18(p)
Cadbury Schweppes US
   Finance LLC
5.13%    10/01/13 .................................         60          60(b)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN DIVERSIFIED FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Camden Property Trust
5.38%    12/15/13 .................................     $   45    $     45
Campbell Soup Co.
5.50%    03/15/07 .................................         85          92
Carolina Power & Light Co.
6.13%    09/15/33 .................................         50          51
Cendant Corp.
6.25%    01/15/08 .................................        125         136
Cia Brasileira de Bebidas
8.75%    09/15/13 .................................         95         101(b)
Citigroup Inc.
7.25%    10/01/10 .................................         50          58
City National Corp.
5.13%    02/15/13 .................................         70          70
Comcast Cable Communications
6.38%    01/30/06 .................................         50          54
Comcast Corp.
5.50%    03/15/11 .................................         45          47
5.85%    01/15/10 .................................        135         144
ConAgra Foods Inc.
6.00%    09/15/06 .................................         75          81
Conoco Phillips Holding Co.
6.95%    04/15/29 .................................        180         204
Consolidated Natural Gas Co
5.38%    11/01/06 .................................         70          75
Countrywide Home Loans Inc.
1.65%    06/02/06 .................................        300         302(i)
5.63%    05/15/07 .................................         75          81
COX Enterprises Inc.
8.00%    02/15/07 .................................         35          40(b)
CSX Corp.
5.50%    08/01/13 .................................         15          15
7.25%    05/01/04 .................................         35          36
DaimlerChrysler NA Holding Corp.
6.50%    11/15/13 .................................        155         163
Delhaize America Inc.
7.38%    04/15/06 .................................         60          65
Deutsche Telekom International
   Finance BV
3.88%    07/22/08 .................................         60          60
5.25%    07/22/13 .................................         75          76
Devon Financing Corp. ULC
7.88%    09/30/31 .................................         60          72
Dominion Resources Inc.
   (Series A)
2.80%    02/15/05 .................................         70          71
Dominion Resources Inc.
   (Series B)
4.13%    02/15/08 .................................        145         146

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Domtar Inc.
7.88%    10/15/11 .................................     $   60    $     71
Duke Energy Corp.
4.50%    04/01/10 .................................         50          50
5.38%    01/01/09 .................................         65          68
El Paso Electric Co. (Series D)
8.90%    02/01/06 .................................        105         117
EOP Operating LP
7.25%    02/15/18 .................................         75          85
7.75%    11/15/07 .................................        105         119
Equitable Resources Inc.
5.15%    11/15/12 .................................         85          87
ERP Operating LP
6.63%    03/15/12 .................................        235         260
European Investment Bank
4.63%    03/01/07 .................................         20          21
FirstEnergy Corp. (Series A)
5.50%    11/15/06 .................................         75          78
Ford Motor Co.
7.45%    07/16/31 .................................        130         131
Ford Motor Credit Co.
5.63%    10/01/08 .................................        120         123
7.38%    02/01/11 - 10/28/09 ......................        100         109
FPL Group Capital Inc.
7.38%    06/01/09 .................................         90         105
Fred Meyer Inc. Holding Co.
7.38%    03/01/05 .................................         50          53
General Mills Inc.
3.88%    11/30/07 .................................         75          76
5.13%    02/15/07 .................................         50          53
General Motors
   Acceptance Corp.
4.15%    02/07/05 .................................        115         117
6.13%    09/15/06 .................................        120         128
6.83%    12/01/12 .................................         90          50(d)
6.88%    09/15/11 - 08/28/12 ......................        115         123
7.25%    03/02/11 .................................         20          22
General Motors Corp.
7.20%    01/15/11 .................................         55          60
Georgia Power Co.
4.88%    07/15/07 .................................        105         111
Golden West Financial Corp.
4.75%    10/01/12 .................................         85          85
Goldman Sachs Group Inc.
4.13%    01/15/08 .................................         55          56
6.60%    01/15/12 .................................         85          95
HBOS PLC.
3.13%    01/12/07 .................................        100         101(b)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
HCA Inc.
5.25%    11/06/08 .................................     $   75   $     76
7.50%    11/06/33 .................................         35         36
Highmark Inc.
6.80%    08/15/13 .................................         50         54(b)
Household Finance Corp.
2.67%    12/16/04 .................................        150        152(i)
3.38%    02/21/06 .................................         50         51
6.38%    10/15/11 - 11/27/12 ......................         70         77
6.50%    01/24/06 .................................        185        200
HSBC Capital Funding LP
4.61%    12/13/49 .................................        150        141(b,i)
9.55%    12/31/49 .................................         85        108(b,i,p)
Hudson United Bank
7.00%    05/15/12 .................................        135        151
Humana Inc.
6.30%    08/01/18 .................................         80         85
Huntington National Bank
2.75%    10/16/06 .................................         65         65
Hydro Quebec
8.25%    04/15/26 .................................         75         99
International Paper Co.
6.75%    09/01/11 .................................         55         61
John Deere Capital Corp.
4.13%    07/15/05 .................................        110        114
John Hancock Global
   Funding II
5.63%    06/27/06 .................................        175        187(b)
Kellogg Co. (Series B)
6.60%    04/01/11 .................................         60         67
7.45%    04/01/31 .................................         80         94
KeyCorp
4.63%    05/16/05 .................................        100        104
KFW International Finance
4.75%    01/24/07 .................................         50         53
Kinder Morgan Energy
   Partners LP
7.75%    03/15/32 .................................         70         83
Kinder Morgan Inc.
6.50%    09/01/12 .................................         85         93
Kraft Foods Inc.
5.25%    06/01/07 .................................         85         90
Kroger Co.
7.65%    04/15/07 .................................         75         85
Lockheed Martin Corp.
8.50%    12/01/29 .................................        225        293
Masco Corp.
5.88%    07/15/12 .................................         35         37
6.75%    03/15/06 .................................         40         44

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
May Department Stores Co.
8.50%    06/01/19 .................................     $   20   $     25
Merrill Lynch & Co Inc.
3.38%    09/14/07 .................................         20         20
Metropolitan Life Global
Funding I
4.75%    06/20/07 .................................        100        107(b)
Midamerican Energy Holdings Co.
3.50%    05/15/08 .................................         60         59
Morgan Stanley
4.25%    05/15/10 .................................         50         50
National Rural Utilities
   Cooperative Finance Corp.
6.00%    05/15/06 .................................        175        189
NB Capital Trust IV
8.25%    04/15/27 .................................        140        162
Nisource Finance Corp.
5.40%    07/15/14 .................................         75         76
Noble Energy Inc.
8.00%    04/01/27 .................................         60         70
Nordic Investment Bank
2.75%    01/11/06 .................................         75         76
Norfolk Southern Corp.
6.00%    04/30/08 .................................         50         55
Norsk Hydro ASA
7.25%    09/23/27 .................................         60         70
Northeast Utilities (Series B)
3.30%    06/01/08 .................................         35         34
Ocean Energy Inc.
4.38%    10/01/07 .................................         85         87
Ohio Power Co. (Series E)
6.60%    02/15/33 .................................         35         38
Oncor Electric Delivery Co.
7.25%    01/15/33 .................................         35         40
Pall Corp.
6.00%    08/01/12 .................................         85         88(b)
Panhandle Eastern Pipe Line
4.80%    08/15/08 .................................         75         76(b)
Pemex Finance Ltd.
9.03%    02/15/11 .................................         50         59
Pemex Project Funding
Master Trust
7.38%    12/15/14 .................................         90         96
Pepco Holdings Inc.
5.50%    08/15/07 .................................         80         85
Petrobras International
   Finance Co.
8.38%    12/10/18 .................................         75         77
Petro-Canada
5.35%    07/15/33 .................................         30         27

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN DIVERSIFIED FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Petroleos Mexicanos
9.50%    09/15/27 .................................     $  165    $    198
PP&L Capital Funding Inc.
7.75%    04/15/05 .................................        105         112
Precision Castparts Corp.
5.60%    12/15/13 .................................         15          15(b)
Principal Life Global Funding I
5.25%    01/15/13 .................................         85          86(b)
Procter & Gamble - ESOP
   (Series A)
9.36%    01/01/21 .................................        110         149
Progress Energy Inc.
7.75%    03/01/31 .................................        105         123
Progressive Corp.
6.25%    12/01/32 .................................         60          63
PSI Energy Inc.
6.65%    06/15/06 .................................         70          76
Public Service Co of New Mexico
4.40%    09/15/08 .................................         80          81
Public Service Electric & Gas
5.00%    01/01/13 .................................         85          86
Puget Energy Inc.
3.36%    06/01/08 .................................         35          34
Pulte Homes Inc.
7.88%    08/01/11 .................................          5           6
Quest Diagnostics
6.75%    07/12/06 .................................         55          60
Royal Bank of Scotland
   Group PLC.
9.12%    03/31/49 .................................         85         106
Safeco Corp.
4.20%    02/01/08 .................................         35          35
Shurgard Storage Centers Inc.
5.88%    03/15/13 .................................         80          83
Simon Property Group LP
6.75%    07/15/04 .................................         85          87
Southtrust Bank NA
7.00%    11/15/08 .................................         40          46
Sprint Capital Corp.
6.13%    11/15/08 .................................        140         149
7.63%    01/30/11 .................................         60          67
8.38%    03/15/12 .................................         55          64
8.75%    03/15/32 .................................         50          59
Suncor Energy Inc.
5.95%    12/01/34 .................................         40          40
Synovus Financial Corp.
4.88%    02/15/13 .................................         55          54
Tele Norte Leste
   Participacoes S.A.
8.00%    12/18/13 .................................         55          54(b)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Telecom Italia Capital S.A.
   (Series C)
6.38%    11/15/33 .................................     $   75    $     75(b)
Telefonos de Mexico SA de C.V.
4.50%    11/19/08 .................................         25          25(b)
8.25%    01/26/06 .................................        105         116
TELUS Corp.
7.50%    06/01/07 .................................        100         112
Textron Inc.
4.50%    08/01/10 .................................         55          55
Time Warner Cos. Inc.
7.57%    02/01/24 .................................         80          90
7.75%    06/15/05 .................................         60          65
Time Warner Inc.
7.70%    05/01/32 .................................         50          58
Travelers Property
   Casualty Corp.
6.38%    03/15/33 .................................         55          57
Turner Broadcasting
   System Inc.
8.38%    07/01/13 .................................        135         164
TXU Energy Co.
7.00%    03/15/13 .................................         50          55
Tyson Foods Inc.
7.25%    10/01/06 .................................        120         131
8.25%    10/01/11 .................................         50          58
Union Planters Bank NA
5.13%    06/15/07 .................................        110         116
United Dominion Realty
Trust Inc.
6.50%    06/15/09 .................................         85          94
Univision Communications Inc.
7.85%    07/15/11 .................................         55          65
US Bank National Assoc.
2.85%    11/15/06 .................................         60          60
Vale Overseas Ltd.
9.00%    08/15/13 .................................         65          71
Valero Energy Corp.
6.88%    04/15/12 .................................         35          39
7.50%    04/15/32 .................................         50          56
VF Corp.
6.00%    10/15/33 .................................         70          70(b)
Wachovia Corp.
4.95%    11/01/06 .................................        110         117
Walt Disney Co.
6.75%    03/30/06 .................................         50          55
Washington Mutual Inc
5.63%    01/15/07 .................................        115         124
Waste Management Inc.
7.38%    08/01/10 .................................         70          81

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

            SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Webster Bank
5.88%    01/15/13 .................................     $   80    $     83(b)
Wells Fargo & Co.
5.25%    12/01/07 .................................        190         203
Wendy's International Inc.
6.20%    06/15/14 .................................         10          11
Weyerhaeuser Co.
5.50%    03/15/05 .................................        145         151
6.00%    08/01/06 .................................         95         102
6.13%    03/15/07 .................................         50          54
7.38%    03/15/32 .................................         50          54
Wisconsin Energy Corp.
5.88%    04/01/06 .................................         85          91
TOTAL CORPORATE NOTES
   (COST $15,121) .................................                 15,693

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.8%

Bear Stearns Commercial
   Mortgage Securities
3.88%    08/13/39 .................................        144         143
4.68%    08/13/39 .................................        130         129
6.02%    02/14/31 .................................        100         110
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%    02/14/31 .................................         25          27
Citicorp Mortgage Securities Inc.
6.13%    08/25/32 .................................        102         104(i)
CS First Boston Mortgage
   Securities Corp.
5.11%    09/15/34 .................................         37          39
5.44%    09/15/34 .................................        166         175
DLJ Commercial
   Mortgage Corp.
6.24%    11/12/31 .................................        350         387
First Horizon Asset
   Securities Inc.
6.25%    09/25/32 .................................         64          65
GMAC Commercial Mortgage
   Securities Inc.
6.42%    05/15/35 .................................        250         278
GS MTG SECS CORP II
1.45%    11/15/15 .................................        500         500(b)
Impac CMB Trust
1.42%    08/25/32 .................................        214         214(i)
JP Morgan Chase Commercial
   Mortgage Securities Corp.
4.92%    10/15/37 .................................         90          91(i)
6.47%    11/15/35 .................................         28          31

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
LB-UBS Commercial
   Mortgage Trust
4.06%    09/15/27 .................................     $  144    $    145(i)
4.16%    03/15/34 .................................        495          13(b,d,g,i)
4.93%    09/15/35 .................................        134         134(i)
6.23%    03/15/26 .................................         87          96
6.65%    11/15/27 .................................        266         301
7.30%    09/15/37 .................................      1,075          18(b,d,g,i)
8.90%    02/15/37 .................................        746          21(b,d,g,i)
10.57%   04/15/37 .................................      1,088          23(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%    07/14/16 .................................         26          29(b)
Master Alternative Loans Trust
5.00%    08/25/18 .................................        117          15(g)
Master Asset
   Securitization Trust
6.31%    09/25/32 .................................         54          55(i)
Morgan Stanley Capital I
5.01%    04/15/38 .................................         55          57
6.53%    03/15/31 .................................        121         135
Morgan Stanley Dean
   Witter Capital I
1.57%    02/01/31 .................................        345          19(b,g,i)
3.49%    10/15/35 .................................        831          23(b,d,g,i)
3.61%    04/15/34 .................................        537          16(b,d,g,i)
7.20%    10/15/33 .................................        209         242
Residential Asset
   Securitization Trust
1.05%    08/25/30 .................................        122           1(g,i)
Salomon Brothers Mortgage
   Securities VII
7.00%    07/25/24 .................................        215         203(i)
Structured Asset
   Securities Corp.
1.89%    02/25/28 .................................        201          12(g,i)
Wachovia Bank Commercial
   Mortgage Trust
1.58%    03/15/15 .................................        120         120(b,i)
1.68%    03/15/15 .................................        100         100(b,i)
2.06%    03/15/15 .................................        100         100(b,i)
TOTAL NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS
(COST $4,173) .....................................                  4,171

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN DIVERSIFIED FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
SOVEREIGN BONDS -- 0.4%

Government of Bahamas
   International Bond
6.63%    05/15/33 .................................     $   55    $     58(b)
Government of Canada
   International Bond
5.25%    11/05/08 .................................         10          11
Government of Italy
   International Bond
4.63%    06/15/05 .................................         30          31
Government of Mexico
   International Bond
4.63%    10/08/08 .................................         90          91
8.00%    09/24/22 .................................         35          38
8.13%    12/30/19 .................................        150         168
Province of British Columbia
4.63%    10/03/06 .................................         50          53
Province of Manitoba
4.25%    11/20/06 .................................        140         146
Province of New Brunswick
3.50%    10/23/07 .................................         85          86
Province of Ontario
3.50%    09/17/07 .................................        185         188
5.13%    07/17/12 .................................         15          16
Province of Quebec
5.00%    07/17/09 .................................         25          26
Province of Saskatchewan
7.38%    07/15/13 .................................         55          67
8.00%    02/01/13 .................................         35          44
Ontario Electricity Financial Corp.
7.45%    03/31/13 .................................         20          24
TOTAL SOVEREIGN BONDS
   (COST $1,022) ..................................                  1,047
TOTAL BONDS AND NOTES
   (COST $65,424) .................................                 65,905

                                                      NUMBER
                                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
PREFERRED STOCKS -- 0.3%
--------------------------------------------------------------------------------
FOREIGN PREFERRED -- 0.3%

Henkel KGaA .......................................      4,674         365 (a)
Porsche AG ........................................        419         249 (a)
TOTAL PREFERRED STOCKS
   (COST $460) ....................................                    614
TOTAL INVESTMENTS IN SECURITIES
   (COST $202,268) ................................                235,364

--------------------------------------------------------------------------------
                                                      NUMBER
                                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.3%
--------------------------------------------------------------------------------
GEI Short-Term
   Investment Fund ................................  5,582,575    $  5,583 (j)
State Street Navigator
   Securities Lending
   Prime Portfolio ................................  8,465,690       8,466 (e,o)


                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT-- 4.3%
State Street Bank and Trust Co.
   0.75% dated 12/31/03, to
   be repurchased at $10,128 on
   1/2/04, collateralized by
   $10,335 U.S. Treasury Bond,
   8.125% maturing 5/15/21 .......................     $10,127      10,127 (d)
TOTAL SHORT-TERM INVESTMENTS
   (COST $24,176) ................................                  24,176
--
LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (10.1)% ...................................                 (23,708)
                                                                  --------
NET ASSETS-- 100% ................................                $235,832
                                                                  ========


OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Diversified Fund had the following long futures contracts open at December 31, 2003:

                                  NUMBER      CURRENT
                   EXPIRATION       OF        NOTIONAL      UNREALIZED
DESCRIPTION           DATE      CONTRACTS      VALUE       APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
   Notes 10 yrs.   March 2004       12        $1,347          $   22

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                    ELFUN TAX-EXEMPT INCOME FUND
                                [PHOTO OMITTED]

Q&A

MICHAEL CAUFIELD, SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER, LEADS GEAM'S FIXED INCOME MUNICIPAL BOND TEAM. PRIOR TO JOINING GEAM, MIKE WAS VICE PRESIDENT AND DIRECTOR OF TAX EXEMPT UNIT INVESTMENT TRUST RESEARCH AT E.F. HUTTON & COMPANY FOR FIVE YEARS AND A CREDIT ANALYST AT MOODY'S INVESTOR SERVICE AND DUN & BRADSTREET FOR FIVE YEARS. MIKE RECEIVED HIS BACHELOR OF SCIENCE IN FINANCE FROM FORDHAM UNIVERSITY.

Q. HOW DID THE ELFUN TAX-EXEMPT INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP DURING THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2003?

A. The Elfun Tax-Exempt Income Fund returned 4.95% during the year ended December 31, 2003. That was superior to its Lipper peer group of 296 General Municipal Bond Funds, which gained an average of 4.75%. During the same period the Lehman Brothers Municipal Bond Index returned 5.31%.

Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST YEAR AND HOW DID THESE IMPACT THE FUND?

A. The inability of the economy to sustain any momentum amid mixed economic signals was a key theme in 2003. While interest rates continued to rally well into 2003, the environment was characterized by periods of extreme volatility, which had a direct impact on Fund performance. From early May through August interest rates fluctuated wildly. Municipal bonds followed the lead of the benchmark Treasury security and prices fell dramatically. Historically, the major driver in Fund returns has been curve positioning, specifically the intermediate portion of the yield curve. The fluctuating spread between 5 and 15-year maturities contributed to pronounced selling by non-traditional buyers during the market sell-off and created a highly volatile scenario. The Fund was impacted where it had its highest concentration, detracting from overall performance.

Q.   WHAT FACTORS INFLUENCED FUND PERFORMANCE?

A. Many of the unusual market occurrences that we witnessed in 2002 continued into 2003. Volatility remained high as yields on 10-year bonds, for example, dropped to 2.85% in June then subsequently peaked in August at 4.07%. Municipal bonds provided respectable performance in 2003 as the bulk of returns were generated from coupon income. The Fund, despite being challenged by the early redemption of a significant portion of its higher yielding securities and being faced with reinvestment at rates markedly lower, continued to provide income which exceeded that of 93 percent of its peer group. In addition, the Fund's high average credit quality and neutral risk exposure also were contributing factors to overall Fund performance.

Q.   HOW DID INDIVIDUAL SECTORS PERFORM?

A. Insured municipal bonds were the best returning sector of the Lehman Municipal Bond Index and the Fund has been historically underweighted, most recently by 15%. Given the Fund's high average quality and limited credit exposure, the recovery in both the airline and tobacco sectors, which benefited the entire high yield sector, additionally placed the Fund at a performance disadvantage to the benchmark. The Revenue bond sector was the Fund's best performing sector, while the education, transportation and health care sectors all provided strong returns.

Q.   WHAT HAS BEEN THE INVESTMENT STRATEGY OF THE FUND OVER THE LAST YEAR?

A. Our strategy continued to employ a long-term approach, dedicated to a strong income component and the preservation of capital. During 2003, the Fund provided above average tax-exempt income, characterized by investments in bonds from issuers with strong credit fundamentals, and we maintained our conservative approach to interest rate exposure. The major challenge to the Fund was presented by the loss of income attributable to early bond calls, associated with falling interest rates. We employed a reinvestment strategy which, given a historically steep yield curve, would contribute stability in a volatile environment by investing in securities in the 15-25 year range, while emphasizing structure and quality. In addition, we were vigilant in managing capital gain distributions, which were generated by bonds called at a premium.

Q.   WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its market benchmark, the Lehman Brothers Municipal Bond Index, yet out-performed its peer group average. The Fund's defensive posture limited participation as the market rallied late in the year. Bonds that were selected for their credit qualities and income characteristics earlier in the year, failed to keep pace with the riskier sector bets, which had the best returns and contributed to strong Index performance. It is important to note that the Fund continues to incorporate bottom-up security selection and curve placement as key performance drivers. The Fund's long-term strategy continues to rank it strongly among its peer group. The Fund's adherence to a disciplined investment process, emphasizing credit quality, maximization of tax-exempt income and capital preservation has allowed the Fund to rank in the top 82nd percentile for three years, 94th percentile for five years and 91st percentile for the ten year period ending December 31, 2003.

                                                    ELFUN TAX-EXEMPT INCOME FUND

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

Line chart omitted -- plot ponts as follows:]


                     Elfun Tax-Exempt Income Fund         LBMI
12/93                        $10,000.00                $10,000.00
12/94                          9,423.11                  9,482.90
12/95                         11,055.61                 11,138.86
12/96                         11,453.85                 11,632.61
12/97                         12,551.97                 12,701.88
12/98                         13,330.92                 13,524.97
12/99                         12,928.98                 13,246.85
12/00                         14,528.30                 14,794.53
12/01                         15,211.56                 15,552.72
12/02                         16,688.64                 17,046.60
12/03                         17,513.92                 17,952.52


                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        ONE       FIVE        TEN
                                        YEAR      YEAR        YEAR
--------------------------------------------------------------------------------
Elfun Tax-Exempt
   Income Fund                          4.95%     5.61%      5.76%

LBMI                                    5.31%     5.83%      6.03%


                               INVESTMENT PROFILE

   A fund designed for investors who seek as high a level of current interest income exempt from federal income taxation as is available from concentration of investment in municipal bonds consistent with prudent investment management and the preservation of capital by investing primarily in investment-grade municipal securities.

                         *LIPPER PERFORMANCE COMPARISON

                         GENERAL MUNICIPAL BOND PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                     ONE     FIVE    TEN
                                                     YEAR    YEAR    YEAR

   Fund's rank in peer group: ...................     120      13       9
   Number of Funds in peer group: ...............     296     219     116
   Peer group average annual total return: ......    4.75%   4.52%   4.98%
   Lipper categories in peer group:                  GENERAL MUNICIPAL BOND

   * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                     QUALITY RATINGS AS OF DECEMBER 31, 2003

                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------

MOODY'S/S&P/                                                       PERCENTAGE OF
FITCH RATING+                                                      MARKET VALUE
--------------------------------------------------------------------------------
Aaa                                                                       55.40%
--------------------------------------------------------------------------------
Aa                                                                        36.03%
--------------------------------------------------------------------------------
A                                                                          6.33%
--------------------------------------------------------------------------------
Baa                                                                        2.24%
--------------------------------------------------------------------------------
Ba                                                                         0.00%
--------------------------------------------------------------------------------
+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE NATIONALLY
  RECOGNIZED STATISTICAL RATING ORGANIZATIONS.


SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

  SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

                          ELFUN TAX-EXEMPT INCOME FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $1,783,344 AS OF DECEMBER 31, 2003.

[Pie chart omitted -- plot ponts as follows:]


General Obligation           26.5%
Transportation               16.0%
Water & Sewer                12.5%
Education                    11.9%
Hospital                     11.1%
Utilities                     7.2%
Lease                         6.4%
Resource & Other              4.5%
Housing                       2.1%
Short Term                    1.8%

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%+
--------------------------------------------------------------------------------
ALABAMA -- 1.0%

Alabama Public School & College
   Authority (Series D)
5.75%    08/01/13 .................................    $ 5,000   $    5,803
Alabama Water Pollution Control
   Authority (Series A)
(MBIA Insured)
4.75%    08/15/21 .................................      5,000        5,072(n)
City of Birmingham AL
   (Series B)
5.25%    06/01/24 .................................      2,240        2,367
City of Birmingham AL
   (Series C)
5.25%    05/01/17 .................................      3,395        3,753
                                                                     16,995

ALASKA -- 0.2%
City of Anchorage AK
    (AMBAC Insured)
6.50%    12/01/10 .................................      2,825        3,439(n)

ARIZONA -- 1.7%
Arizona State Transportation
   Board (Series A)
6.00%    07/01/08 .................................      5,000        5,777

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Arizona State University
   (MBIA Insured)
5.25%    07/01/15 .................................    $ 5,000   $    5,655(n)
Maricopa County Public
   Finance Corp.
   (AMBAC Insured)
5.50%    07/01/13 .................................      5,000        5,675(n)
Maricopa County Stadium
   District (MBIA Insured)
5.38%    06/01/16 .................................      2,145        2,416(n)
Northern Arizona University
   (FGIC Insured)
5.50%    06/01/34 .................................      2,000        2,170(n)
Phoenix Civic Improvement Corp.
   (AMBAC Insured)
5.50%    07/01/23 - 07/01/24 ......................      5,060        5,847(n)
Salt River Project Agricultural
   Improvement & Power
   District (Series C)
5.00%    01/01/25 .................................      2,310        2,315
                                                                     29,855

CALIFORNIA -- 4.5%
Acalanes Union High School
   District (FGIC Insured)
4.55%    08/01/21 .................................      5,815        2,450(d,n)
4.58%    08/01/22 .................................      4,000        1,581(d,n)
California Health Facilities
   Financing Authority
5.00%    03/01/33 .................................      7,765        7,421
City of Los Angeles CA (Series A)
   (MBIA Insured)
4.88%    06/01/29 .................................      4,325        4,375(n)
Port of Oakland CA (Series M)
   (MBIA Insured)
5.25%    11/01/16 - 11/01/17 ......................     14,300       15,846(n)
Sacramento City Financing
   Authority (AMBAC Insured)
5.38%    11/01/14 .................................     12,725       14,733(n)
Sacramento County Sanitation
   District (Series A)
5.88%    12/01/27 .................................     13,475       14,490
San Diego Unified School District
   (Series E) (MBIA Insured)
5.25%    07/01/17 - 07/01/19 ......................      8,795        9,689(n)
San Jose Redevelopment Agency
   (MBIA Insured)
5.00%    08/01/20 .................................      6,500        6,637(n)
Sonoma County Junior College
   District (Series A) (FSA Insured)
5.00%    08/01/27 .................................      2,000        2,061(n)
                                                                     79,283

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

       ELFUN TAX-EXEMPT INCOME FUND (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
COLORADO -- 1.5%
City of Colorado Springs
   (Series A)
5.38%    11/15/26 .................................    $10,000   $   10,344
Colorado Water Resources &
   Power Development Authority
   (Series A)
5.25%    09/01/17 - 09/01/18 ......................      5,880        6,497
E-470 Public Highway Authority
   (Series A) (AMBAC Insured)
5.00%    09/01/26 .................................      4,280        4,356(n)
5.75%    09/01/35 .................................      4,000        4,482(n)
                                                                     25,679

CONNECTICUT -- 6.3%
City of Stamford CT
   (FGIC Insured)
5.00%    02/15/10 - 02/15/15 ......................      7,500        7,820(m)
5.25%    07/15/11 .................................      6,120        6,839(m)
City of Stamford CT (Series A)
4.60%    08/01/14 .................................      2,235        2,344
4.70%    08/01/15 .................................      1,635        1,715
Connecticut Housing
   Finance Authority
5.45%    11/15/28 .................................      5,000        5,194
Connecticut Resource
   Recovery Authority
   (Series A)
5.50%    11/15/12 .................................      3,865        4,311
Connecticut State Clean
   Water Fund, (FSA Insured)
4.88%    09/01/19 .................................      5,335        6,015(m)
Connecticut State Health &
   Educational Facilities
   Authority (Series A)
   (MBIA Insured)
5.13%    11/01/12 .................................      1,495        1,614(n)
Mashantucket Western Pequot
   Tribe CT (Series B)
5.70%    09/01/12 .................................      2,500        2,669(b)
5.75%    09/01/18 .................................      9,500        9,961(b)
Mohegan Tribe Indians
   Gaming Authority
5.25%    01/01/33 .................................      4,000        3,941
State of Connecticut
   (FSA Insured)
5.50%    12/01/07 - 12/01/08 ......................     19,665       22,116
6.00%    10/01/04 - 10/01/09 ......................      9,615       10,706(n)
State of Connecticut (Series A)
5.25%    03/15/14 .................................      3,175        3,506

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
State of Connecticut (Series B)
5.25%    11/01/05 - 11/01/07 ......................    $15,890   $   17,431
State of Connecticut (Series C)
5.25%    10/15/13 .................................      1,250        1,425(m)
5.50%    08/01/05 .................................      2,855        3,038
State of Connecticut
5.50%    12/01/07 - 12/01/08 ......................        275          311(l,m)
6.00%    10/01/04 .................................         90           93(l)
                                                                    111,049

DELAWARE -- 0.4%
State of Delaware (MBIA Insured)
5.25%    04/01/13 - 04/01/15 ......................      6,920        7,909(m)


DISTRICT OF COLUMBIA -- 1.6%
District of Columbia
   (FSA Insured)
5.06%    04/01/21 .................................     12,960        5,169(d,n)
5.75%    09/15/20 .................................      5,000        5,653
District of Columbia (Series A)
5.25%    06/01/27 .................................      8,665        8,930
District of Columbia (Series A)
5.25%    06/01/27 .................................      1,335        1,516(m)
District of Columbia (Series B)
5.25%    06/01/26 .................................      6,900        7,114
                                                                     28,382

FLORIDA -- 3.8%
Dade County School District
   (MBIA Insured)
5.50%    08/01/11 - 08/01/15 ......................     31,055       32,155(m,n)
Florida State Board Education
   (Series B)
5.38%    06/01/16 .................................     10,000       11,250
Florida State Board of
   Education (Series D)
4.50%    06/01/21 .................................      5,000        5,024
Hillsborough County Industrial
   Development Authority
   (Series A)
5.00%    10/01/18 .................................      5,000        4,964
5.25%    10/01/24 .................................      3,500        3,474
Hillsborough County Industrial
   Development Authority
   (Series B)
5.25%    10/01/15 .................................      5,130        5,340
Jacksonville Electric Authority
5.25%    10/01/20 .................................      3,000        3,109
North Broward Hospital District
5.70%    01/15/16 .................................      1,915        2,055
                                                                     67,371

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

       SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) --  DECEMBER 31, 2003

---------------------------------------------------------------------------
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
---------------------------------------------------------------------------
GEORGIA -- 1.8%
De Kalb County GA
5.00%    10/01/28 .................................  $ 6,500   $    6,649
Marietta Development Authority
5.00%    09/15/29 .................................    5,615        5,632
Private Colleges &
   Universities Authority
5.25%    06/01/18 - 06/01/20 ......................    5,250        5,739
Private Colleges & Universities
   Authority (Series A)
6.00%    06/01/21 .................................    2,410        2,518
Private Colleges & Universities
   Facilities Authority
   (FSA Insured)
6.50%    11/01/15 .................................    4,010        5,003(l,n)
State of Georgia (Series C)
6.50%    04/01/08 - 08/01/08 ......................    5,320        6,245
                                                                   31,786

HAWAII -- 0.6%
Honolulu City & County
   (Series A)
6.00%    01/01/12 .................................      735          878(l)
Honolulu City & County HI
   (Series A)
6.00%    01/01/12 .................................    1,265        1,502
State of Hawaii (AMBAC Insured)
5.75%    02/01/14 .................................    6,500        7,690(n)
                                                                   10,070

ILLINOIS -- 3.9%
Chicago Housing Authority
5.00%    07/01/08 - 07/01/09 ......................   10,000       10,924
Chicago School Finance Authority
   (Series A) (MBIA Insured)
5.00%    06/01/09 .................................    9,000        9,310(n)
County of Cook IL (Series C)
   (AMBAC Insured)
5.50%    11/15/26 .................................   10,000       10,738(n)
Illinois Educational Facilities
   Authority (Series A)
   (AMBAC Insured)
5.70%    07/01/24 .................................   10,000       10,959(n)
Illinois Health Facilities Authority
6.13%    11/15/22 .................................    3,500        3,779
Metropolitan Pier & Exposition
   Authority (FGIC Insured)
4.69%    06/15/19 .................................    4,000        2,811(d,p,n)
6.50%    06/15/27 .................................      305          312

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Regional Transportation
   Authority (Series A)
6.25%    06/01/15 .................................    $10,980   $   11,430(m)
University Of Illinois (Series B)
   (MBIA Insured)
5.25%    04/01/32 .................................      8,500        8,826(n)
                                                                     69,089

INDIANA -- 1.9%
Indiana Transportation
   Finance Authority
5.50%    12/01/20 .................................      5,000        5,499
Indiana Transportation Finance
   Authority (Series A)
   (AMBAC Insured)
5.00%    11/01/12 - 11/01/16 ......................     16,555       17,736(n)
Indiana University (Series A)
6.00%    11/15/14 .................................      7,500        7,769
Indianapolis Local Public
   Improvement Bond Bank
   (Series A)
6.00%    01/01/15 .................................      2,425        2,841
                                                                     33,845

IOWA -- 0.3%
Iowa Finance Authority
   (AMBAC Insured)
5.25%    08/15/12 - 08/15/14 ......................      2,105        2,293(l)
5.38%    08/15/17 .................................      2,460        2,676(l)
                                                                      4,969

KANSAS -- 1.4%
Kansas State Department of
   Transportation (Series A)
5.00%    09/01/12 .................................     21,625       24,389

KENTUCKY -- 0.3%
University Of Kentucky (Series Q)
   (MBIA Insured)
5.25%    05/01/20 .................................      4,545        4,841(n)

LOUISIANA -- 0.5%
Louisiana Public Facilities
   Authority (Series A)
   (AMBAC Insured)
5.38%    05/15/16 .................................      7,870        8,820(n)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

        ELFUN TAX-EXEMPT INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
MAINE -- 1.3%
Maine Health & Higher
   Educational Facilities
   Authority (Series A)
   (AMBAC Insured)
5.00%    07/01/27 .................................    $ 2,500   $    2,563(n)
Maine Health & Higher
   Educational Facilities
  Authority (Series C)
5.13%    07/01/31 .................................      5,000        5,146
Maine Health & Higher
   Educational Facilities
   Authority (Series D)
5.50%    07/01/23 .................................      6,000        6,205
Maine Municipal Bond Bank
   (Series B)
5.50%    11/01/21 .................................      3,325        3,643
Maine Municipal Bond Bank
   (Series C)
5.35%    11/01/18 .................................      5,310        5,779
                                                                     23,336

MARYLAND -- 2.4%
County of Montgomery MD
   (Series A)
5.00%    02/01/21 .................................      1,660        1,769
County of Prince Georges MD
   (Series A)
5.00%    10/01/22 .................................      7,820        8,290
Maryland State Health &
   Higher Educational
   Facilities Authority
5.13%    11/15/34 .................................      5,000        5,106
State of Maryland
5.00%    10/15/11 .................................      3,500        3,841
5.50%    08/01/17 .................................     11,000       12,955
University System of
   Maryland (Series A)
5.25%    04/01/17 .................................     10,035       11,010
                                                                     42,971

MASSACHUSETTS -- 6.6%
Commonwealth of Massachusetts
   (Series B)
5.50%    11/01/08 .................................     18,035       20,441
Commonwealth of Massachusetts
   (Series D)
5.50%    10/01/18 - 10/01/19 ......................     15,000       17,248
Massachusetts Bay Transportation
   Authority (Series A)
4.75%    03/01/16 .................................      4,500        4,678

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Massachusetts Development
   Finance Agency (Series A)
5.00%    10/01/21 .................................    $ 1,000   $    1,055
Massachusetts Health &
   Educational Facilities
   Authority (Series B)
6.30%    08/15/24 .................................      4,000        4,189
Massachusetts Health &
   Educational Facilities
   Authority (Series F)
5.13%    07/01/39 .................................      4,310        4,414
Massachusetts State Turnpike
   Authority (Series B)
   (MBIA Insured)
5.13%    01/01/23 - 01/01/37 ......................     20,500       21,122(n)
Massachusetts State Water
   Pollution Abatement
5.63%    08/01/18 .................................      7,000        7,966
Massachusetts State Water
   Resources Authority
4.75%    12/01/23 .................................      7,500        7,515
Massachusetts State Water
   Resources Authority (Series A)
6.50%    07/15/08 - 07/15/19 ......................     23,370       28,264
                                                                    116,892

MICHIGAN -- 2.6%
   Detroit (Series A)
   (MBIA Insured)
5.00%    07/01/25 .................................      1,470        1,551(m,n)
Detroit MI (Series A)
   (AMBAC Insured)
5.00%    07/01/25 - 07/01/27 ......................     12,655       12,813(n)
Detroit MI (Series B)
   (AMBAC Insured)
5.25%    07/01/32 .................................      5,000        5,259(n)
Grand Rapids MI
   (MBIA Insured)
5.25%    01/01/17 .................................      3,000        3,261(n)
Hartland Consolidated
   School District
5.13%    05/01/22 .................................      5,000        5,139
Michigan Municipal
   Bond Authority
5.25%    10/01/17 .................................      7,465        8,245
Michigan State Hospital
   Finance Authority
5.38%    12/01/30 .................................      2,000        2,059
Michigan State Trunk Line
   (Series A) (FGIC Insured)
5.00%    11/01/26 .................................      4,000        4,090(n)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Muskegon Heights
   Public Schools
5.00%    05/01/24 .................................    $ 2,733   $    2,650
                                                                     45,150

MINNESOTA -- 0.5%
Minneapolis & St Paul
   Metropolitan Airports
   Commission (Series A)
   (AMBAC Insured)
5.00%    01/01/30 .................................      8,500        8,641(n)

MISSISSIPPI -- 0.9%
State of Mississippi
5.50%    09/01/14 .................................      7,500        8,694
State of Mississippi (Series A)
5.50%    12/01/14 - 12/01/19 ......................      7,000        8,108
                                                                     16,802

MISSOURI -- 0.3%
Missouri State Health &
   Educational Facilities Authority
5.25%    05/15/23 .................................      2,300        2,397
6.00%    05/15/07 .................................      2,340        2,609
                                                                      5,006

NEBRASKA -- 0.2%
Omaha Convention Hotel Corp.
   (Series A) (AMBAC Insured)
5.13%    04/01/32 .................................      4,000        4,123(n)

NEVADA -- 1.3%
County of Clark NV
   (FGIC Insured)
5.50%    07/01/20 - 07/01/30 ......................     14,065       15,303(n)
Director of the State of Nevada
   Department of Business &
   Industry (FGIC Insured)
5.08%    01/01/22 .................................      3,500        1,420(d,n)
5.20%    01/01/24 .................................      7,595        2,722(d,n)
5.27%    01/01/25 .................................      5,425        1,821(d,n)
Las Vegas Special Improvement
   District No 707 (Series A)
   (FSA Insured)
5.55%    06/01/16 .................................      1,965        2,203(n)
                                                                     23,469

NEW JERSEY -- 8.7%
Cape May County Municipal
   Utilities Authority (Series A)
5.75%    01/01/15 - 01/01/16 ......................      7,500        8,871

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Essex County Improvement
   Authority
5.25%    12/15/17 .................................    $10,960   $   12,065
New Jersey State Educational
   Facilities Authority
5.25%    07/01/32 .................................      3,750        3,778
New Jersey State Educational
   Facilities Authority (Series D)
5.25%    07/01/19 .................................      4,000        4,568
6.00%    07/01/25 .................................      3,000        3,090
New Jersey State Turnpike
   Authority
6.50%    01/01/16 .................................     49,960       61,854
New Jersey Transportation Trust
   Fund Authority (Series C)
   (MBIA Insured)
5.50%    06/15/19 - 06/15/24 ......................     36,280       39,463
5.75%    12/15/14 .................................      6,000        7,128(n)
New Jersey Wastewater Treatment
   Trust (Series C)
5.88%    06/15/06 .................................      5,160        5,682
6.88%    06/15/08 .................................      5,905        7,023
                                                                    153,522

NEW MEXICO -- 1.2%
   New Mexico Hospital Equipment
   Loan Council (Series A)
5.50%    08/01/25 - 08/01/30 ......................     10,750       11,056
State of New Mexico
4.00%    09/01/07 - 09/01/08 ......................     10,485       10,689
                                                                     21,745

NEW YORK -- 8.0%
City of New York NY
5.25%    08/01/13 .................................      1,500        1,600
City of New York NY (Series B)
5.60%    08/15/06 .................................     13,000       14,138
Municipal Assistance Corporation
   For The City Of New York
   (Series E)
5.20%    07/01/08 .................................     10,000       11,009(m)
New York City Transitional
   Finance Authority
5.50%    05/01/25 - 11/01/19 ......................     15,425       16,931
New York City Transitional
   Finance Authority (Series A)
5.30%    11/15/09 .................................      1,000        1,134
New York City Transitional
   Finance Authority (Series B)
5.50%    11/15/11 .................................      1,250        1,422
6.00%    11/15/10 - 11/15/11 ......................      2,545        2,993

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

        ELFUN TAX-EXEMPT INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
New York City Transitional
   Finance Authority
   (MBIA Insured)
5.50%    05/01/25 .................................    $ 3,675   $    4,243(m)
6.00%    11/15/19 .................................      3,750        4,502(m)
New York State Dormitory
   Authority
5.40%    07/01/10 .................................      8,185        9,063
New York State Dormitory
   Authority (Series A)
5.00%    07/01/25 .................................      2,550        2,632
New York State Dormitory
   Authority (Series B)
5.25%    11/15/23 .................................     10,400       11,431
5.38%    07/01/20 .................................      3,695        4,052
6.50%    08/15/10 .................................      3,495        4,140(l)
New York State Dormitory
   Authority (Series D)
   (AMBAC Insured)
7.00%    07/01/09 .................................      7,000        7,896(l)
New York State Environmental
   Facilities Corp.
5.50%    06/15/13 .................................     10,000       11,666
New York State Housing Finance
   Agency (Series A)
6.38%    09/15/14 .................................         65           69(m)
New York State Urban
   Development Corp.
5.50%    01/01/16 - 07/01/16 ......................     19,465       20,424(m)
New York State Urban
   Development Corp. (Series A)
5.50%    01/01/16 .................................     12,845       13,102(m)
                                                                    142,447

NORTH CAROLINA -- 1.2%
Cary NC
5.00%    03/01/21 .................................      2,400        2,552
City of Charlotte NC
5.60%    06/01/20 .................................      2,800        3,147
City of Charlotte NC (Series C)
5.00%    07/01/24 .................................      1,460        1,513
Mecklenburg County NC
   (Series B)
4.50%    02/01/15 .................................     14,000       14,737
                                                                     21,949

OHIO -- 3.8%
City of Cleveland OH
   (MBIA Insured)
5.50%    09/15/16 .................................      5,200        5,772(n)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
City of Cleveland OH (Series A)
   (FSA Insured)
5.00%    01/01/22 .................................    $ 1,525   $    1,578(n)
Cleveland-Cuyahoga County Port
   Authority (MBIA Insured)
5.40%    12/01/15 .................................      3,500        3,847(n)
Columbus OH
5.63%    11/15/15 .................................      7,310        8,457
County of Cuyahoga OH
6.00%    01/01/32 .................................      5,000        5,358
County of Hamilton OH (Series A)
   (MBIA Insured)
5.00%    12/01/19 .................................      4,250        4,559(n)
Franklin County OH (Series C)
5.00%    05/15/21 .................................      2,685        2,717
5.25%    05/15/24 .................................      1,400        1,423
Ohio State Higher Educational
   Facility Commission
5.20%    11/01/26 .................................      7,450        7,743
Ohio State Public Facilities
   Commission, Prerefunded
   11/01/05 @ 100
   (MBIA Insured)
4.50%    11/01/09 .................................      1,500        1,584(m,n)
Ohio State University (Series A)
5.25%    12/01/11 .................................      3,150        3,607
Ohio State Water Development
   Authority, Prerefunded
   6/01/05 @ 101
   (MBIA Insured)
5.30%    12/01/11 .................................      9,265        9,875(m,n)
5.50%    12/01/20 .................................      5,000        5,577
State of Ohio (Series A)
4.75%    06/15/18 .................................      3,690        3,822
Steubenville OH
6.38%    10/01/20 .................................      1,660        1,769
                                                                     67,688

OKLAHOMA -- 0.7%
Oklahoma Transportation
   Authority (Series A)
   (AMBAC Insured)
5.25%    01/01/15 .................................      9,125       10,202(n)
Tulsa Industrial Authority
   (MBIA Insured)
5.00%    10/01/22 .................................      2,000        2,080(n)
                                                                     12,282

OREGON -- 0.1%
State of Oregon
5.88%    10/01/18 .................................      1,205        1,252

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
PENNSYLVANIA -- 5.9%
Allegheny County Hospital
   Development Authority
   (MBIA Insured)
5.38%    12/01/25 .................................    $27,000   $   28,087(n)
Commonwealth of Pennsylvania
5.38%    05/01/10 .................................      1,000        1,028
Montgomery County Higher
   Education & Health Authority
   (AMBAC Insured)
5.00%    10/01/09 .................................      2,405        2,660(n)
5.10%    10/01/10 .................................      2,670        2,941(n)
Pennsylvania Industrial
   Development Authority
   (FSA Insured)
5.50%    07/01/17 .................................      3,100        3,497(n)
Pennsylvania State Higher
   Educational Facilities Authority
5.50%    07/15/38 .................................     10,750       11,379
6.00%    05/01/30 .................................      5,000        5,667
Pennsylvania Turnpike
   Commission (Series A)
   (AMBAC Insured)
5.00%    12/01/23 .................................      2,125        2,192(n)
Pennsylvania Turnpike
   Commission (Series A),
   Prerefunded (Escrowed
   to Maturity)
   (AMBAC Insured)
5.00%    12/01/23 .................................      2,875        2,975(l,n)
Philadelphia Hospitals & Higher
   Education Facilities Authority
5.00%    02/15/21 .................................      4,000        4,011
Philadelphia School District
   (Series A)
5.75%    07/01/07 .................................      1,200        1,237(m)
5.80%    07/01/08 .................................      1,500        1,550(m)
5.85%    07/01/09 .................................      1,440        1,492(m)
Philadelphia School District
   (Series A)
5.55%    07/01/05 .................................      9,645        9,881(m)
Pittsburgh Public Parking
   Authority (AMBAC Insured)
5.35%    12/01/10 .................................        520          594(n)
5.45%    12/01/11 .................................        440          499(n)
5.55%    12/01/12 .................................      1,015        1,145(n)
5.60%    12/01/13 .................................      1,125        1,264(n)
5.70%    12/01/14 .................................      1,245        1,424(n)
5.75%    12/01/15 - 12/01/16 ......................      2,330        2,668(n)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Southcentral General Authority
5.38%    05/15/28 .................................    $ 5,000   $    5,099
State Public School
   Building Authority
5.25%    06/01/27 .................................      8,000        8,443
5.50%    06/01/28 .................................      5,000        5,712
                                                                    105,445

PUERTO RICO -- 1.6%
Children's Trust Fund
   (MBIA Insured)
5.75%    07/01/20 .................................      5,695        6,374(m)
Commonwealth of Puerto Rico
   (Series A)
5.50%    07/01/13 .................................      6,500        7,390
Puerto Rico Highway &
   Transportation Authority
   (AMBAC Insured)
5.00%    07/01/26 .................................      5,000        5,623(n)
Puerto Rico Public Buildings
   Authority (Series H)
   (MBIA Insured)
5.25%    07/01/15 .................................      8,000        9,192(n)
                                                                     28,579

RHODE ISLAND -- 0.5%
Rhode Island Health &
   Educational Building Corp.
4.75%    09/01/37 .................................      8,730        8,700
State of Rhode Island
5.00%    08/01/11 .................................         92           94
                                                                      8,794

SOUTH CAROLINA -- 5.6%
Beaufort County SC
   (MBIA Insured)
5.50%    06/01/17 - 06/01/18 ......................      4,150        4,690(n)
Berkeley County School District
5.25%    12/01/24 .................................     15,000       15,277
County of Charleston SC
   (AMBAC Insured)
5.90%    06/01/10 .................................      2,170        2,394(m)
6.00%    06/01/11 - 06/01/12 ......................      4,765        5,269(m)
Greenville County School District
5.25%    12/01/21 .................................      2,000        2,096
5.50%    12/01/28 .................................     16,725       17,649
Greenville SC
5.13%    02/01/22 .................................      5,195        5,474
Lexington County SC
5.50%    11/01/13 .................................      5,000        5,535

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

        ELFUN TAX-EXEMPT INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Richland County SC (Series A)
4.25%    10/01/07 .................................    $ 3,750   $    3,939
South Carolina Jobs-Economic
   Development Authority
5.50%    11/15/23 .................................     10,000       10,282
South Carolina State Public
   Service Authority (Series A)
   (MBIA Insured)
5.00%    01/01/22 .................................      3,690        3,872(n)
South Carolina State Public
   Service Authority (Series B)
   (AMBAC Insured)
5.50%    01/01/36 .................................      5,000        5,360(n)
South Carolina Transportation
   Infrastructure Bank (Series A)
   (MBIA Insured)
5.50%    10/01/30 .................................     11,000       12,784(m,n)
South Carolina Transportation
   Infrastructure Bank (Series B)
   (MBIA Insured)
5.20%    10/01/22 .................................      5,000        5,337(n)
                                                                     99,958

TENNESSEE -- 1.1%
Knox County Health Educational &
   Housing Facilities Board
   (FGIC Insured)
4.42%    01/01/16 .................................     12,000        6,899(d,n)
Knox County Health
   Educational & Housing
   Facilities Board (Series B)
   (AMBAC Insured)
7.25%    01/01/09 .................................      4,500        5,445(n)
Metropolitan Government
   Nashville & Davidson County
   Health & Edl Facility Board
   (AMBAC Insured)
6.88%    12/01/24 .................................      6,000        6,432(m)
                                                                     18,776

TEXAS -- 6.8%
City of Austin TX
5.38%    09/01/16 - 09/01/17 ......................     10,350       11,333
City of Austin TX (Series A)
   (MBIA Insured)
5.50%    11/15/16 .................................      5,450        6,373(n)
City of Fort Worth TX
5.00%    02/15/18 .................................      2,800        2,922
City of Houston TX (Series B)
   (MBIA Insured)
5.25%    12/01/21 .................................     20,000       21,237(n)
5.75%    12/01/14 .................................      5,000        5,804(n)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
City of San Antonio TX
5.25%    02/01/11 .................................    $ 7,000   $    7,934
Dallas TX (Series A)
   (AMBAC Insured)
5.00%    08/15/20 .................................      4,675        4,913(n)
Harris County TX (Series A)
6.13%    08/15/20 .................................     15,000       15,763(m)
North Central Texas Health
   Facility Development Corp.
5.13%    05/15/22 .................................      4,500        4,553
Plano TX
4.88%    09/01/19 .................................      1,500        1,550
San Antonio Independent School
   District (Series A)
5.38%    08/15/19 - 08/15/20 ......................      6,250        6,787(n)
Texas State Public Finance
   Authority (FSA Insured)
5.00%    08/01/17 .................................      5,740        6,042(n)
Texas State Turnpike Authority
5.00%    06/01/08 .................................     10,000       11,062
University of Houston
   (MBIA Insured)
5.50%    02/15/30 .................................      8,000        8,528(n)
University of Texas
5.25%    08/15/14 .................................      5,705        6,491
                                                                    121,292

UTAH -- 0.5%
Alpine School District
5.25%    03/15/16 .................................      6,480        7,180
Murray UT (AMBAC Insured)
4.75%    05/15/20 .................................      2,285        2,309(n)
                                                                      9,489

VERMONT -- 0.4%
University of Vermont &
   State Agricultural College
5.13%    10/01/27 .................................      1,000        1,040
Vermont Educational & Health
   Buildings Financing Agency
5.00%    11/01/32 .................................      6,500        6,653
                                                                      7,693

VIRGINIA -- 1.1%
Chesapeake VA
   (MBIA Insured)
6.00%    05/01/12 .................................      2,150        2,228(m)
Chesterfield County Industrial
   Development Authority
5.88%    06/01/17 .................................      3,000        3,220

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
City of Norfolk VA
   (MBIA Insured)
5.88%    11/01/20 .................................    $ 1,920   $    2,102(n)
Fairfax County Water Authority
   (MBIA Insured)
5.00%    04/01/16 .................................      2,500        2,574(m)
Virginia Commonwealth
   Transportation Board
   (Series A)
5.75%    05/15/21 .................................      1,945        2,191
Virginia Housing Development
   Authority Commonwealth
   Mortgage
5.45%    01/01/15 .................................      3,005        3,183
5.50%    01/01/16 .................................      2,435        2,443
York County Industrial
   Development Authority
5.50%    07/01/09 .................................      1,500        1,599
                                                                     19,540

WASHINGTON -- 1.3%
King County WA
5.50%    12/01/13 .................................      9,030       10,481
5.80%    12/01/12 .................................     10,000       11,592(m)
King County WA
5.50%    12/01/13 .................................        970        1,142(l)
                                                                     23,215

WEST VIRGINIA -- 0.6%
West Virginia Economic
   Development Authority
5.00%    11/01/29 .................................      1,500        1,520
West Virginia Housing
   Development Fund
   (Series B)
5.30%    05/01/24 .................................      4,000        4,137
West Virginia Housing
   Development Fund
   (Series C)
5.35%    11/01/27 .................................      4,490        4,649
                                                                     10,306

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
WISCONSIN-- 1.9%
State of Wisconsin (FSA Insured)
5.75%    07/01/14 .................................    $ 5,000   $    5,788(n)
State of Wisconsin (Series A)
5.30%    07/01/18 .................................      4,800        5,213
Wisconsin State Health &
   Educational Facilities Authority
   (FSA Insured)
5.13%    08/15/33 .................................      3,280        3,238
5.25%    08/15/23 - 08/15/27 ......................     18,455       18,836(n)
                                                                     33,075
TOTAL INVESTMENT IN SECURITIES
(COST $1,627,201) .................................               1,751,208


                                                      NUMBER
                                                     OF SHARES     VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.8%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $32,136) ................................. 32,136,464       32,136 (j)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.6%) .....................................                 (10,254)
                                                                 ----------
NET ASSETS-- 100% .................................              $1,773,090
                                                                 ==========

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                               ELFUN INCOME FUND

  Q&A

ROBERT MACDOUGALL IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. HE LEADS A TEAM THAT MANAGES THE OVERALL FIXED INCOME INVESTMENTS FOR GE ASSET MANAGEMENT, WHICH INCLUDES PAUL COLONNA, MARK DELANEY, AND BILL HEALEY. BOB JOINED GEAM IN 1986 AS VICE PRESIDENT. HE BECAME A SENIOR VICE PRESIDENT IN 1993 AND EXECUTIVE VICE PRESIDENT IN 1997. PRIOR TO JOINING GEAM, BOB HELD A VARIETY OF FINANCIAL MANAGEMENT POSITIONS WITHIN GE'S CORPORATE TREASURY AND FINANCIAL PLANNING DEPARTMENTS. BOB RECEIVED BOTH HIS MASTERS AND BACHELORS IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF MASSACHUSETTS.


BILL HEALEY IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED
ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 1996. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. HEALEY SPENT OVER 10 YEARS IN THE FIXED INCOME GROUP AT METLIFE.

MARK DELANEY IS A VICE PRESIDENT FOR GEASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2002. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. DELANEY WAS THE ASSISTANT INVESTMENT OFFICER FOR FIXED INCOME AT PERS OF OHIO. MARK ALSO WAS A SENIOR FIXED INCOME PORTFOLIO MANAGER WITH CRITERION INVESTMENT MANAGEMENT COMPANY AND SMITH GRAHAM AND CO.

PAUL COLONNA IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE JOINING GE ASSET MANAGEMENT IN 2000. PRIOR TO JOINING GE ASSET MANAGEMENT, MR. COLONNA WAS A SENIOR PORTFOLIO MANAGER WITH THE FEDERAL HOME LOAN MORTGAGE CORPORATION, OVERSEEING THE MORTGAGE INVESTMENT GROUP.


  [PHOTO OMITTED]

PICTURED  BY ROW FROM LEFT TO RIGHT:
ROBERT MACDOUGALL, BILL HEALEY,
MARK DELANEY AND PAUL COLONNA.

                                                               ELFUN INCOME FUND

Q. HOW DID THE ELFUN INCOME FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE TWELVE-MONTH PERIOD ENDED DECEMBER 31, 2003?

A. The Elfun Income Fund posted a total return of 4.04%, compared to a total return of 4.10% for the Lehman Brothers Aggregate Bond Index. The Lipper peer group, consisting of 427 Intermediate Investment Grade Debt funds, returned 4.54% for the same period.

Q. HOW DID MARKET CONDITIONS AFFECT FUND PERFORMANCE OVER THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2003?

A. Interest rates fell to 45-year lows mid-year as the Federal Reserve lowered the federal funds rate to 1%, fearing deflation would be brought about by weak growth. However, interest rates rose in the second half, finishing the year higher, as the U.S. economy rebounded strongly in the third and fourth quarters. Two, ten and thirty-year Treasury yields ended the twelve-month period at 1.82%, 4.25% and 5.07% respectively. Treasury returns were slightly positive, attributable to coupon income, as prices of securities with greater than two years to maturity declined during the period. Corporate bonds were the star performers as stronger fundamentals, fewer corporate governance and accounting-related scandals and a declining downgrade/upgrade ratio contributed to a narrowing of corporate bond spreads having a positive affect on Fund performance. Mortgage-backed security performance suffered during the year as prepayments hit historical highs in May and then fell precipitously in July as rates backed up, causing duration extensions and spread widening. The market finished the year with the fed funds rate at 1% and the Fed on hold for the foreseeable future against a backdrop of economic recovery and low inflation.

Q.   WHAT WERE THE PRIMARY DRIVERS OF FUND PERFORMANCE?

A. Security selection within the corporate and mortgage-backed sectors was the main positive contributor in 2003. Emphasis on lower quality corporate issuers and pool-specific Mortgage Backed Securities with above-market coupons enhanced portfolio yield and returns during the year. An opportunistic trade into German bunds from U.S. Treasuries early in the year performed well, as the value of the U.S. dollar declined relative to the Euro. The relative overweight in commercial Mortgage-backed securities also contributed positively. However, our tactical duration positioning throughout the year negatively impacted relative return.

                                                               ELFUN INCOME FUND

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                        Elfun Income Fund          LB Aggregate
12/93                        $10,000.00             $10,000.00
12/94                          9,766.94               9,708.38
12/95                         11,545.43              11,501.89
12/96                         12,008.53              11,919.47
12/97                         13,158.61              13,070.18
12/98                         14,275.16              14,205.52
12/99                         14,186.75              14,088.85
12/00                         15,762.52              15,726.83
12/01                         17,018.37              17,054.72
12/02                         18,761.76              18,803.68
12/03                         19,520.53              19,575.48

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                     ONE       FIVE       TEN
                                     YEAR      YEAR       YEAR
--------------------------------------------------------------------------------

Elfun Income Fund                    4.04%     6.46%      6.92%

LB Aggregate                         4.10%     6.62%      6.95%


                               INVESTMENT PROFILE

 A fund designed for investors who seek a high level of income consistent with prudent investment management and the preservation of capital by investing primarily in a variety of investment grade debt securities.

                         *LIPPER PERFORMANCE COMPARISON

                  INTERMEDIATE INVESTMENT GRADE DEBT PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                     ONE     FIVE    TEN
                                                     YEAR    YEAR    YEAR

     Fund's rank in peer group: .................     230      50      15
     Number of Funds in peer group: .............     427     230     101
     Peer group average annual total return: ....    4.54%   5.82%   6.17%

     Lipper categories in peer group:                   INTERMEDIATE
                                                    INVESTMENT GRADE DEBT

     *SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.

                     QUALITY RATINGS AS OF DECEMBER 31, 2003

                             AS A % OF MARKET VALUE
--------------------------------------------------------------------------------
MOODY'S/S&P/                                                       PERCENTAGE OF
FITCH RATING+                                                      MARKET VALUE
--------------------------------------------------------------------------------
Aaa                                                                   76.36%
--------------------------------------------------------------------------------
Aa                                                                     4.32%
--------------------------------------------------------------------------------
A                                                                      7.96%
--------------------------------------------------------------------------------
Baa                                                                   10.98%
--------------------------------------------------------------------------------
Ba                                                                     0.34%
--------------------------------------------------------------------------------
Other                                                                  0.04%
--------------------------------------------------------------------------------

+ MOODY'S INVESTORS SERVICES, INC., STANDARD & POOR'S AND FITCH ARE
  NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.


SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

ELFUN INCOME FUND

PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $524,503 AS OF DECEMBER 31, 2003.

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Mortgage-Backed                  39.4%
Asset-Backed and Other           27.9%
Corporate Notes                  20.6%
U.S. Treasuries                   7.4%
Federal Agencies                  4.7%

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
BONDS AND NOTES -- 112.6%+
--------------------------------------------------------------------------------
U.S. TREASURIES -- 9.4%

U.S. Treasury Bonds
5.50%    08/15/28 .................................    $11,015     $ 11,472(h)
7.25%    05/15/16 .................................      6,860        8,557(h)
8.13%    08/15/19 - 08/15/21 ......................      8,445       11,474(h)
10.63%   08/15/15 .................................        900        1,401(h)
                                                                     32,904
U.S. Treasury Notes
2.00%    08/31/05 .................................      4,245        4,272(h)
4.25%    11/15/13 .................................      1,345        1,344(k)
4.88%    02/15/12 .................................        135          143(h)
6.50%    02/15/10 .................................        175          203(h)
                                                                      5,962
TOTAL U.S. TREASURIES
   (COST $38,183) .................................                  38,866

FEDERAL AGENCIES -- 6.0%
Federal Home Loan Bank
2.50%    12/15/05 .................................      3,435        3,469(k)
Federal Home Loan
   Mortgage Corp.
4.75%    12/08/10 .................................      2,765        2,794(h)
5.00%    07/30/09 .................................      1,635        1,662(h)
5.25%    01/15/06 .................................      5,635        5,993(h)
                                                                     10,449

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
Federal National Mortgage Assoc.
2.88%    05/19/08 .................................    $ 5,440     $  5,304(k)
3.75%    09/15/08 .................................      4,115        4,113(h)
4.38%    07/17/13 .................................      1,535        1,468(h)
                                                                     10,885
TOTAL FEDERAL AGENCIES
   (COST $24,360) .................................                  24,803

AGENCY MORTGAGE BACKED -- 35.3%
Federal Home Loan
  Mortgage Corp.
5.00%    04/01/13 .................................      1,030        1,077
6.00%    08/01/17 - 11/01/33 ......................      2,098        2,174
6.50%    01/01/27 - 10/01/33 ......................        540          566
7.00%    10/01/16 - 09/01/32 ......................        546          578
7.50%    01/01/08 - 09/01/33 ......................        808          862
8.00%    11/01/30 .................................         61           67
                                                                      5,324
Federal National Mortgage Assoc.
5.50%    03/01/14 - 08/01/33 ......................      2,447        2,510
6.00%    02/01/14 - 11/01/33 ......................      8,343        8,640
6.50%    02/01/14 - 12/01/33 ......................      3,843        4,040
7.00%    08/01/13 - 09/01/33 ......................      4,505        4,774
7.50%    08/01/13 - 10/01/33 ......................      4,889        5,218
8.00%    12/01/11 - 01/01/33 ......................      2,391        2,572
8.50%    04/01/30 - 11/01/31 ......................        667          717
9.00%    06/01/09 - 12/01/22 ......................        648          713
5.00%    TBA ......................................     40,445       40,813(c)
5.50%    TBA ......................................     27,530       28,006(c)
6.50%    TBA ......................................     26,250       27,448(c)
                                                                    125,451
Government National
   Mortgage Assoc.
6.00%    04/15/33 - 07/15/33 ......................      2,471        2,571
6.50%    01/15/24 - 05/15/33 ......................      1,560        1,650
7.00%    03/15/12 - 03/15/28 ......................        772          828
7.50%    03/15/23 - 09/15/31 ......................        814          879
8.00%    06/15/27 - 06/15/30 ......................        303          328
8.50%    10/15/17 .................................        260          288
9.00%    11/15/16 - 12/15/21 ......................        539          600
5.00%    TBA ......................................      8,000        7,925(c)
                                                                     15,069
TOTAL AGENCY MORTGAGE BACKED
   (COST $144,279) ................................                 145,844

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                   ELFUN INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATION -- 6.7%

Collateralized Mortgage
   Obligation Trust
2.47%    11/01/18 .................................    $    76     $     76(d,f)
Federal Home Loan
   Mortgage Corp.
4.00%    10/15/27 .................................      1,640        1,623
4.50%    03/15/18 .................................      1,200          178(g)
5.00%    07/15/14 - 07/15/31 ......................      3,057          460(g)
5.50%    04/15/17 - 06/15/33 ......................      2,076          381(g)
6.25%    01/15/23 .................................         70           71
6.38%    05/25/43 .................................      3,518          429(g,i)
6.98%    05/25/43 .................................      1,901          232(g,i)
7.00%    01/30/34 .................................        515          394
7.50%    01/15/16 .................................        259          280
7.75%    03/15/22 .................................        101          106
8.00%    04/15/20 .................................         54           56
8.64%    12/15/33 .................................        315          272(i)
12.72%   06/15/33 .................................      1,864        1,921(i)
17.99%   05/15/31 .................................        243          272(i)
                                                                      6,675
Federal Home Loan Mortgage
   Corp. STRIPS
8.00%    02/01/23 - 07/01/24 ......................         83           15(g)
Federal Home Loan
Mortgage STRIPS
4.76%    08/01/27 .................................         20           18(d,f)
Federal National Mortgage Assoc.
1.18%    12/25/42 .................................      3,277          122(g,i)
2.24%    06/25/43 .................................     10,530          760(g,i)
4.00%    08/25/17 - 02/25/28 ......................      5,057        4,995
5.00%    08/25/17 .................................        531           76(g)
5.19%    08/25/43 .................................        650          671
5.50%    09/25/13 .................................        327          330
5.50%    01/25/27 .................................      1,160          197(g)
5.88%    10/25/29 .................................      1,668          250(g,i)
5.96%    02/25/31 .................................      1,657          173(g,i)
6.46%    05/25/42 .................................     21,249        2,905(g,i)
6.51%    04/25/17 - 10/25/17 ......................      3,907          496(g,i)
6.56%    08/25/16 .................................      1,424          149(g,i)
6.98%    06/25/42 .................................      2,483          333(g,i)
7.50%    11/25/31 - 07/25/41 ......................        894          975
8.00%    07/25/14 .................................        954        1,028
11.92%   09/25/31 .................................      1,022        1,051(i)
12.76%   05/25/17 - 12/25/17 ......................      1,460        1,578(i)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
16.46%   03/25/17 .................................    $   577   $    649(i)
18.09%   04/25/32 .................................        403        452(i)
                                                                   17,190
Federal National Mortgage
   Assoc. STRIPS
7.50%    11/01/23 - 01/01/24 ......................        680        129(g)
8.00%    08/01/23 - 07/01/24 ......................        181         34(g)
8.50%    03/01/17 - 07/25/22 ......................        177         32(g)
9.00%    05/25/22 .................................         57         12(g)
                                                                      207
Federal National
   Mortgage REMIC
2.00%    06/25/43 .................................     15,249        924(g,i)
7.50%    02/25/41 .................................        462        504
14.10%   03/25/31 .................................      1,730      1,813(i)
                                                                    3,241
Federal National Mortgage
   REMIC (Class B)
5.86%    12/25/22 .................................         56         47(d,f)
Federal National Mortgage
   REMIC (Class J)
1080.91% 03/25/22 .................................         --          2(g)
Federal National Mortgage
   REMIC (Class K)
1008.00% 05/25/22 .................................         --          2(g)
FHLMC Structured Pass
   Through Securities
9.12%    09/25/43 .................................     10,441        183(d,g,i)
Vendee Mortgage Trust
5.75%    05/15/33 .................................      5,132        205(d,g,i)
TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATION
   (COST $29,060)                                                  27,861

ASSET BACKED -- 18.8%
American Express Credit Account
Master Trust (Class A)
1.28%    12/15/08 .................................        600        601(i)
1.30%    04/15/08 .................................        360        361(i)
1.69%    01/15/09 .................................        369        362
American Express Master
Trust (Class A)
1.21%    05/15/06 .................................      2,000      2,000(i)
Bank One Issuance Trust
1.21%    10/15/08 .................................      2,500      2,501(i)
3.59%    05/17/10 .................................        175        178
3.76%    08/15/08 .................................        608        619

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Bank One Issuance Trust (Class A)
1.27%    12/15/10 .................................    $ 2,000     $  2,003(i)
BMW Vehicle Owner Trust
   (Class B)
2.93%    03/25/09 .................................        389          390
Capital Auto Receivables
   Asset Trust
1.25%    04/17/06 .................................        570          570(i)
Carco Auto Loan Master Trust
1.23%    11/15/06 .................................      7,200        7,201(i)
CDC Mortgage Capital Trust
1.45%    08/25/33 .................................        721          721(i)
CDC Mortgage Capital Trust
   (Class A)
1.63%    03/25/33 .................................        598          600(i,o)
Chase Funding Mortgage Loan
   Asset-Backed Certificates
2.34%    04/25/24 .................................        419          413
2.73%    05/25/36 .................................      1,000          991
3.34%    05/25/26 .................................      1,038        1,038
5.43%    12/25/32 .................................        270          266
5.75%    05/25/32 .................................         69           66
Chase Manhattan Auto
   Owner Trust
2.57%    02/16/10 .................................      1,964        1,955
Citibank Credit Card
   Issuance Trust
1.22%    03/20/09 .................................      1,000        1,001(i)
1.48%    03/07/08 .................................      1,062        1,064(i)
2.50%    04/07/08 .................................      1,386        1,390
2.70%    01/15/08 .................................        776          783
4.45%    04/07/10 .................................        496          502
5.65%    06/16/08 .................................      1,524        1,637
6.65%    05/15/08 .................................        121          131
6.90%    10/15/07 .................................        204          221
Citibank Credit Card Master
   Trust I (Class A)
5.88%    03/10/11 .................................        330          362
Countrywide Asset-Backed
   Certificates
1.39%    07/25/31 .................................        209          209(i)
1.40%    05/25/32 .................................        350          350(i)
1.42%    06/25/33 .................................        471          471(i,o)
Countrywide Asset-Backed
   Certificates (Class A)
1.42%    08/25/32 .................................        412          412(i)

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
Daimler Chrysler Auto Trust
2.86%    03/09/09 .................................    $ 1,060     $  1,062
Daimler Chrysler Master Owner
   Trust (Class A)
1.21%    02/15/08 .................................      1,500        1,501(i)
Discover Card Master
   Trust I (Class A)
1.34%    09/18/07 - 11/15/07 ......................      2,914        2,919(i)
Federal National Mortgage Assoc.
3.95%    12/26/31 .................................        600          613
First USA Credit Card Master
   Trust (Class A)
1.29%    11/19/08 .................................      2,400        2,406(i)
1.30%    05/17/10 .................................      1,500        1,505(i,o)
Fleet Credit Card Master
   Trust II (Class A)
1.30%    04/15/10 .................................      3,000        3,007(i)
2.40%    07/15/08 .................................        385          386
5.60%    12/15/08 .................................        350          370
Fleet Home Equity Loan
   Trust (Class A)
1.40%    01/20/33 .................................      1,581        1,579(i)
Ford Credit Auto Owner
   Trust (Class B)
4.79%    11/15/06 .................................        552          572
Household Automotive Trust
1.45%    07/17/09 .................................      3,500        3,511(i)
Long Beach Mortgage
   Loan Trust
1.46%    05/25/32 .................................        340          340(i)
1.58%    11/26/32 .................................      2,249        2,254(i)
M&I Auto Loan Trust
2.97%    04/20/09 .................................        346          347
MBNA Credit Card Master Note
   Trust (Class C)
4.05%    01/15/08 .................................        286          293
MBNA Master Credit Card
   Trust USA (Class A)
1.28%    12/17/07 .................................      4,500        4,506(i)
Mellon Bank Premium Finance
   Loan Master Trust (Class A)
1.35%    06/15/06 .................................      1,000        1,000(i,o)
Merrill Lynch Home Equity Loan
1.32%    09/25/27 .................................         76           76(i)
Mid-State Trust
7.54%    07/01/35 .................................        112          114

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                   ELFUN INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Nissan Auto Receivables
   Owner Trust
2.05%    03/16/09 .................................    $   400     $    391
2.61%    07/15/08 .................................        586          587
3.21%    03/16/09 .................................        865          870
Peco Energy Transition Trust
6.52%    12/31/10 .................................        400          451
Residential Asset Mortgage
   Products Inc.
1.48%    07/25/32 .................................        250          250(i)
Residential Asset Securities Corp.
1.39%    07/25/32 .................................        707          707(i)
1.41%    06/25/33 .................................      1,376        1,375(i)
2.66%    11/25/28 .................................        320          319
3.32%    03/25/29 .................................        257          257
Saxon Asset Securities Trust
1.54%    12/25/32 .................................        738          739(i)
Sears Credit Account Master
   Trust (Class A)
1.29%    08/18/09 .................................      4,000        3,996(i)
1.54%    11/17/09 .................................        500          500(i,o)
SLM Student Loan Trust
2.99%    12/15/22 .................................      2,500        2,499(b)
Superior Wholesale Inventory
   Financing Trust
1.25%    01/16/06 .................................      5,000        5,000(i)
West Penn Funding LLC
   Transition Bonds
6.81%    09/25/08 .................................        233          249
TOTAL ASSET-BACKED
   (COST $77,917) .................................                  77,920

CORPORATE NOTES -- 26.2%

Alabama Power Co.
5.70%    02/15/33 .................................        200          194
Alabama Power Co. (Series V)
5.60%    03/15/33 .................................        335          320
Albertson's Inc.
7.45%    08/01/29 .................................        410          447
Allstate Financial Global
Funding
5.25%    02/01/07 .................................        605          645(b)
Amerada Hess Corp.
7.30%    08/15/31 .................................        525          544
AmerenUE
5.10%    08/01/18 .................................        430          423

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
American Electric Power
   Co Inc. (Series D)
5.25%    06/01/15 .................................    $   495     $    484
American Express Credit Corp.
1.25%    12/15/06 .................................        650          649(i)
American General Finance Corp.
1.34%    11/15/06 .................................        500          500(i)
American Honda Finance Corp.
1.35%    08/15/06 .................................      1,025        1,026(b,i)
American Standard Inc.
7.38%    04/15/05 .................................        510          538
Anadarko Petroleum Corp.
5.00%    10/01/12 .................................        325          328
Appalachian Power Co.
   (Series E)
4.80%    06/15/05 .................................        395          410
Appalachian Power Co.
   (Series G)
3.60%    05/15/08 .................................        260          257
Arizona Public Service Co.
5.63%    05/15/33 .................................        235          219
AT&T Corp.
8.05%    11/15/11 .................................        740          850(p)
Banco Bradesco S.A.
8.75%    10/24/13 .................................        520          543(b)
Bank of America Corp.
3.88%    01/15/08 .................................        320          326
7.40%    01/15/11 .................................        370          433
Bank One Corp.
6.50%    02/01/06 .................................      1,085        1,177
BB&T Corp.
4.75%    10/01/12 .................................        200          199
6.38%    06/30/25 .................................        435          464(i)
Bear Stearns Cos. Inc.
5.70%    01/15/07 .................................        360          388
Belo Corp.
8.00%    11/01/08 .................................        350          412
British Sky Broadcasting PLC.
6.88%    02/23/09 .................................        510          572
British Telecommunications PLC.
8.38%    12/15/10 .................................        295          359(p)
Cadbury Schweppes US
Finance LLC
5.13%    10/01/13 .................................        220          219(b)
Camden Property Trust
5.38%    12/15/13 .................................        525          527
Campbell Soup Co.
5.50%    03/15/07 .................................        405          436

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Carolina Power & Light Co.
6.13%    09/15/33 .................................    $   360     $    367
Cendant Corp.
6.25%    01/15/08 .................................        610          663
Cia Brasileira de Bebidas
8.75%    09/15/13 .................................        695          742(b)
Citigroup Inc.
7.25%    10/01/10 .................................        570          663
City National Corp.
5.13%    02/15/13 .................................        345          343
Comcast Cable
   Communications
6.38%    01/30/06 .................................        830          893
Comcast Corp.
5.50%    03/15/11 .................................        415          431
5.85%    01/15/10 .................................        895          957
ConAgra Foods Inc.
6.00%    09/15/06 .................................        525          567
7.88%    09/15/10 .................................        200          238
Conoco Phillips Holding Co.
6.95%    04/15/29 .................................        265          301
Consolidated Edison Co
   of New York
5.63%    07/01/12 .................................        585          620
Consolidated Natural Gas Co
5.38%    11/01/06 .................................        245          261
Countrywide Home Loans Inc.
5.63%    05/15/07 .................................        465          500
COX Enterprises Inc.
8.00%    02/15/07 .................................        605          692(b)
CSX Corp.
5.50%    08/01/13 .................................        410          419
7.25%    05/01/04 .................................        180          183
DaimlerChrysler NA Holding Corp.
6.50%    11/15/13 .................................      1,120        1,179
Delhaize America Inc.
7.38%    04/15/06 .................................        340          366
Deutsche Telekom International
   Finance BV
5.25%    07/22/13 .................................      1,115        1,123
Devon Financing Corp. ULC
7.88%    09/30/31 .................................        445          532
Dominion Resources Inc.
   (Series A)
2.80%    02/15/05 .................................        330          333

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Dominion Resources
   Inc. (Series B)
4.13%    02/15/08 .................................    $   580     $    585
Domtar Inc.
7.88%    10/15/11 .................................        415          488
Duke Energy Corp.
4.50%    04/01/10 .................................        285          285
5.38%    01/01/09 .................................        430          452
El Paso Electric Co. (Series D)
8.90%    02/01/06 .................................        705          783
EOP Operating LP
7.25%    02/15/18 .................................        665          751
7.75%    11/15/07 .................................        585          666
Equitable Resources Inc.
5.15%    11/15/12 .................................        415          427
ERP Operating LP
6.63%    03/15/12 .................................      1,160        1,284
European Investment Bank
4.63%    03/01/07 .................................         50           53
FirstEnergy Corp. (Series A)
5.50%    11/15/06 .................................        525          543
Ford Motor Co.
7.45%    07/16/31 .................................        780          784
Ford Motor Credit Co.
5.63%    10/01/08 .................................        865          887
7.38%    10/28/09 .................................      1,110        1,217
FPL Group Capital Inc.
7.38%    06/01/09 .................................        890        1,034
Fred Meyer Inc. Holding Co.
7.38%    03/01/05 .................................        455          483
General Mills Inc.
3.88%    11/30/07 .................................        465          472
5.13%    02/15/07 .................................        615          653
General Motors Acceptance Corp.
1.88%    01/20/04 .................................      1,000        1,000(i,o)
4.15%    02/07/05 .................................        555          566
6.13%    09/15/06 .................................        415          444
6.83%    12/01/12 .................................        830          457(d)
6.88%    09/15/11 - 08/28/12 ......................        465          499
7.25%    03/02/11 .................................        165          181
General Motors Corp.
7.20%    01/15/11 .................................        340          371
Georgia Power Co.
4.88%    07/15/07 .................................        530          558
Golden West Financial Corp.
4.75%    10/01/12 .................................        405          404

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                   ELFUN INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Goldman Sachs Group Inc.
1.34%    08/18/06 .................................    $ 1,000   $  1,002(i)
4.13%    01/15/08 .................................        275        282
6.60%    01/15/12 .................................        575        641
HBOS PLC.
3.13%    01/12/07 .................................        700        706(b)
HCA Inc.
5.25%    11/06/08 .................................        520        530
7.50%    11/06/33 .................................        245        255
Highmark Inc.
6.80%    08/15/13 .................................        350        380(b)
Household Finance Corp.
2.67%    12/16/04 .................................        400        406(i)
3.38%    02/21/06 .................................        250        255
6.38%    10/15/11 - 11/27/12 ......................        685        753
6.50%    01/24/06 .................................      1,115      1,206
HSBC Capital Funding LP
4.61%    12/13/49 .................................        870        820(b,i)
9.55%    12/31/49 .................................        585        743(b,i,p)
Hudson United Bank
7.00%    05/15/12 .................................        690        773
Humana Inc.
6.30%    08/01/18 .................................        350        371
Huntington National Bank
2.75%    10/16/06 .................................        450        449
Hydro Quebec
8.25%    04/15/26 .................................      1,365      1,809
International Business
   Machines Corp.
1.30%    09/10/04 .................................      1,000      1,001(i)
International Lease
   Finance Corp.
2.45%    07/15/05 .................................        700        713(i,o)
International Paper Co.
6.75%    09/01/11 .................................        275        305
John Deere Capital Corp.
4.13%    07/15/05 .................................        850        878
John Hancock Funds
6.50%    03/01/11 .................................        580        644(b)
John Hancock Global
   Funding II
5.63%    06/27/06 .................................        590        632(b)
Kellogg Co. (Series B)
6.60%    04/01/11 .................................        200        224
7.45%    04/01/31 .................................        780        920

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
KeyCorp
4.63%    05/16/05 .................................    $ 1,110     $  1,151
KFW International Finance
4.75%    01/24/07 .................................        545          579
Kinder Morgan Energy
   Partners LP
7.75%    03/15/32 .................................        330          394
Kinder Morgan Inc.
6.50%    09/01/12 .................................        415          455
Kraft Foods Inc.
5.25%    06/01/07 .................................        690          734
Kroger Co.
7.65%    04/15/07 .................................        540          611
Lockheed Martin Corp.
8.50%    12/01/29 .................................      1,445        1,884
Masco Corp.
5.88%    07/15/12 .................................        530          565
6.75%    03/15/06 .................................        650          709
May Department Stores Co.
8.50%    06/01/19 .................................        200          250
Merrill Lynch & Co Inc.
3.38%    09/14/07 .................................        545          552
Metropolitan Life Global
   Funding I
4.75%    06/20/07 .................................        670          717(b)
Midamerican Energy
   Holdings Co.
3.50%    05/15/08 .................................        500          491
Monumental Global
   Funding III (Series A)
5.20%    01/30/07 .................................        510          543(b)
Morgan Stanley
4.25%    05/15/10 .................................        390          389
National Rural Utilities
   Cooperative Finance Corp.
6.00%    05/15/06 .................................      1,280        1,381
NB Capital Trust IV
8.25%    04/15/27 .................................        440          510
Nisource Finance Corp.
5.40%    07/15/14 .................................        660          667
Noble Energy Inc.
8.00%    04/01/27 .................................        280          326
Nordic Investment Bank
2.75%    01/11/06 .................................        250          254
Norfolk Southern Corp.
6.00%    04/30/08 .................................         40           44
Norsk Hydro ASA
7.25%    09/23/27 .................................        440          516

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Northeast Utilities (Series B)
3.30%    06/01/08 .................................    $   330     $    319
Ocean Energy Inc.
4.38%    10/01/07 .................................        405          416
Ohio Power Co. (Series E)
6.60%    02/15/33 .................................        165          177
Oncor Electric Delivery Co.
7.25%    01/15/33 .................................        165          188
Pall Corp.
6.00%    08/01/12 .................................        415          429(b)
Panhandle Eastern Pipe Line
4.80%    08/15/08 .................................        530          540(b)
Pemex Finance Ltd.
9.03%    02/15/11 .................................        710          840
Pemex Project Funding
   Master Trust
7.38%    12/15/14 .................................        830          886
Petrobras International
   Finance Co.
8.38%    12/10/18 .................................        480          493
Petro-Canada
5.35%    07/15/33 .................................        280          249
Petroleos Mexicanos
9.50%    09/15/27 .................................        540          648
PP&L Capital Funding Inc.
7.75%    04/15/05 .................................        250          266
Precision Castparts Corp.
5.60%    12/15/13 .................................        245          247(b)
Principal Life Global Funding I
5.25%    01/15/13 .................................        410          415(b)
Procter & Gamble - ESOP
   (Series A)
9.36%    01/01/21 .................................        415          561
Progress Energy Inc.
5.85%    10/30/08 .................................        390          420
7.75%    03/01/31 .................................        360          423
Progressive Corp.
6.25%    12/01/32 .................................        335          351
PSI Energy Inc.
6.65%    06/15/06 .................................        330          358
Public Service Co of
   New Mexico
4.40%    09/15/08 .................................        540          545
Public Service Electric & Gas
5.00%    01/01/13 .................................        405          408
Puget Energy Inc.
3.36%    06/01/08 .................................        335          325

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Pulte Homes Inc.
7.88%    08/01/11 .................................    $   360     $    424
Quest Diagnostics
6.75%    07/12/06 .................................        260          284
Royal Bank of Scotland
   Group PLC.
7.65%    08/31/49 .................................        175          207(i)
8.82%    03/31/49 .................................        665          720
9.12%    03/31/49 .................................        420          525
Safeco Corp.
4.20%    02/01/08 .................................        165          167
Shurgard Storage Centers Inc.
5.88%    03/15/13 .................................        565          587
Simon Property Group LP
6.75%    07/15/04 .................................        410          421
Southtrust Bank NA
7.00%    11/15/08 .................................        205          234
Sprint Capital Corp.
6.13%    11/15/08 .................................        330          351
7.63%    01/30/11 .................................        695          779
8.38%    03/15/12 .................................        495          577
8.75%    03/15/32 .................................        345          408
Suncor Energy Inc.
5.95%    12/01/34 .................................        520          518
Synovus Financial Corp.
4.88%    02/15/13 .................................        275          271
Tele Norte Leste
   Participacoes S.A.
8.00%    12/18/13 .................................        385          378(b)
Telecom Italia Capital S.A.
   (Series C)
6.38%    11/15/33 .................................        510          513(b)
Telefonos de Mexico SA de C.V.
4.50%    11/19/08 .................................        350          351(b)
8.25%    01/26/06 .................................        695          768
TELUS Corp.
7.50%    06/01/07 .................................        605          677
Textron Inc.
4.50%    08/01/10 .................................        495          499
Time Warner Cos. Inc.
7.57%    02/01/24 .................................        510          577
7.75%    06/15/05 .................................        430          464
Time Warner Inc.
6.88%    05/01/12 .................................        150          169
7.70%    05/01/32 .................................        360          419
Travelers Property Casualty Corp.
6.38%    03/15/33 .................................        500          522

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                   ELFUN INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT      VALUE
--------------------------------------------------------------------------------
Turner Broadcasting System Inc.
8.38%    07/01/13 .................................    $   560     $    680
TXU Energy Co.
7.00%    03/15/13 .................................        170          188
Tyson Foods Inc.
7.25%    10/01/06 .................................        715          783
8.25%    10/01/11 .................................        345          401
Union Planters Bank NA
5.13%    06/15/07 .................................        520          549
United Dominion Realty
   Trust Inc.
6.50%    06/15/09 .................................        390          430
Univision Communications Inc.
7.85%    07/15/11 .................................        320          379
US Bank National Assoc.
2.85%    11/15/06 .................................        595          598
Vale Overseas Ltd.
9.00%    08/15/13 .................................        355          387
Valero Energy Corp.
6.88%    04/15/12 .................................        125          138
7.50%    04/15/32 .................................        355          394
VF Corp.
6.00%    10/15/33 .................................        485          483(b)
Wachovia Corp.
4.95%    11/01/06 .................................        715          758
Walt Disney Co.
6.75%    03/30/06 .................................        350          382
Washington Mutual Inc
5.63%    01/15/07 .................................        525          564
Waste Management Inc.
7.38%    08/01/10 .................................        535          616
Webster Bank
5.88%    01/15/13 .................................        410          427(b)
Wells Fargo & Co.
1.23%    10/01/04 .................................      1,000        1,001(i)
5.25%    12/01/07 .................................        950        1,017
Wendy's International Inc.
6.20%    06/15/14 .................................        455          493
Weyerhaeuser Co.
5.50%    03/15/05 .................................        855          888
6.00%    08/01/06 .................................        695          745
6.13%    03/15/07 .................................        495          536
7.38%    03/15/32 .................................        395          428
Wisconsin Energy Corp.
5.88%    04/01/06 .................................        505          540
TOTAL CORPORATE NOTES
   (COST $104,260) ................................                 108,128

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS -- 7.9%

Bear Stearns Commercial
   Mortgage Securities
3.88%    08/13/39 .................................    $ 1,033     $  1,024
4.68%    08/13/39 .................................        939          932
6.02%    02/14/31 .................................        750          821
Bear Stearns Commercial
   Mortgage Securities (Class B)
6.20%    02/14/31 .................................         55           60
Chase Commercial Mortgage
   Securities Corp.
6.03%    11/18/30 .................................        268          286
6.39%    11/18/30 .................................        718          797
Citicorp Mortgage
   Securities Inc.
6.13%    08/25/32 .................................        575          584(i)
Crusade Global Trust (Class A)
1.36%    09/18/34 .................................        214          215(i)
CS First Boston Mortgage
   Securities Corp.
5.11%    09/15/34 .................................        167          177
5.44%    09/15/34 .................................      1,123        1,187
6.13%    04/15/37 .................................        520          570
DLJ Commercial
   Mortgage Corp.
6.24%    11/12/31 .................................      2,400        2,653
First Horizon Asset
   Securities Inc.
6.25%    09/25/32 .................................        380          384
First Union-Lehman Brothers-
   Bank of America
6.56%    11/18/35 .................................        800          892
GMAC Commercial Mortgage
   Securities Inc.
6.42%    05/15/35 .................................      1,077        1,197
Granite Mortgages PLC.
1.34%    01/20/43 .................................      2,467        2,468(i)
Holmes Financing PLC.
   (Class A)
1.30%    01/15/08 .................................      2,000        2,000(i,o)
Impac CMB Trust
1.42%    08/25/32 .................................        268          268(i)
Impac CMB Trust (Class A)
1.57%    11/25/32 .................................        531          532(i)

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                     AMOUNT      VALUE
--------------------------------------------------------------------------------
JP Morgan Chase
  Commercial Mortgage
  Securities Corp.
4.92%    10/15/37 .................................  $   626   $    630(i)
6.47%    11/15/35 .................................      225        252
KSL Resorts
1.71%    05/15/13 .................................      200        200(b,i)
LB-UBS Commercial
   Mortgage Trust
4.06%    09/15/27 .................................    1,033      1,038(i)
4.16%    03/15/34 .................................    2,116         56(b,d,g,i)
4.93%    09/15/35 .................................      934        935(i)
6.13%    12/15/30 .................................      832        915
6.23%    03/15/26 .................................      371        410
6.65%    11/15/27 .................................    2,805      3,172
7.30%    09/15/37 .................................    7,283        123(b,d,g,i)
8.90%    02/15/37 .................................    5,996        165(b,d,g,i)
10.57%   04/15/37 .................................    8,012        168(b,d,g,i)
LB-UBS Commercial Mortgage
   Trust (Class B)
6.65%    07/14/16 .................................      103        114(b)
Master Alternative Loans Trust
5.00%    08/25/18 .................................      799         99(g)
Master Asset Securitization Trust
6.31%    09/25/32 .................................      296        299(i)
Morgan Stanley Capital I
5.01%    04/15/38 .................................      383        395
6.53%    03/15/31 .................................      841        938
Morgan Stanley Capital I (Class D)
6.92%    07/15/30 .................................      300        339(i)
Morgan Stanley Dean
   Witter Capital I
1.57%    02/01/31 .................................      345         19(b,g,i)
3.49%    10/15/35 .................................    3,544         99(b,d,g,i)
3.61%    04/15/34 .................................    2,283         70(b,d,g,i)
5.72%    12/18/32 .................................       50         54
5.98%    02/15/31 .................................      272        287
6.39%    10/15/35 .................................      500        558
6.54%    02/01/31 .................................      896        996
Puma Finance Ltd. (Class A)
1.34%    10/11/34 .................................      650        650(i)
Residential Asset
   Securitization Trust
1.05%    08/25/30 .................................      409     2(g,i)

--------------------------------------------------------------------------------
                                                   PRINCIPAL
                                                     AMOUNT     VALUE
--------------------------------------------------------------------------------
Salomon Brothers Mortgage
   Securities VII
7.00%    07/25/24 .................................  $ 1,087   $  1,026(i)
Structured Asset Securities Corp.
1.89%    02/25/28 .................................    1,384         83(g,i)
Wachovia Bank Commercial
   Mortgage Trust
1.58%    03/15/15 .................................      710        711(b,i)
1.68%    03/15/15 .................................      530        529(b,i)
2.06%    03/15/15 .................................      350        349(b,i)
TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $32,362) .................................                 32,728

SOVEREIGN BONDS -- 2.3%

Government of Bahamas
   International Bond
6.63%    05/15/33 .................................      405        423(b)
Government of Canada
   International Bond
5.25%    11/05/08 .................................      190        207
Government of Finland
   International Bond
4.75%    03/06/07 .................................      320        340
Government of Italy
   International Bond
4.38%    10/25/06 .................................      285        299
4.63%    06/15/05 .................................      620        646
Government of Mexico
   International Bond
4.63%    10/08/08 .................................    1,180      1,194
8.00%    09/24/22 .................................      330        360
8.13%    12/30/19 .................................      825        924
Ontario Electricity
   Financial Corp.
7.45%    03/31/13 .................................      705        857
Province of British Columbia
4.63%    10/03/06 .................................      710        748
Province of Manitoba
4.25%    11/20/06 .................................      825        862
Province of New Brunswick
3.50%    10/23/07 .................................      415        422
Province of Ontario
3.50%    09/17/07 .................................      410        416
5.13%    07/17/12 .................................       75         79

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                   ELFUN INCOME FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
Province of Quebec
5.00%    07/17/09                                         $995     $  1,054
Province of Saskatchewan
7.38%    07/15/13 .................................        275          334
8.00%    02/01/13 .................................        165          208
TOTAL SOVEREIGN BONDS
   (COST $9,111) ..................................                   9,373
TOTAL INVESTMENTS IN SECURITIES
   (COST $459,532) ................................                 465,523

                                                      NUMBER
                                                     OF SHARES      VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.3%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $58,980) ................................. 58,980,027       58,980(j)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (26.9)% ....................................                (111,294)
                                                                   --------
NET ASSETS-- 100% .................................                $413,209
                                                                   ========

OTHER INFORMATION
--------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at December 31, 2003:

                                         NUMBER      CURRENT
                        EXPIRATION         OF       NOTIONAL     UNREALIZED
DESCRIPTION                DATE        CONTRACTS      VALUE     APPRECIATION
--------------------------------------------------------------------------------
U.S. Treasury
   10 yr. Futures        March 2004        19         $2,133       $   35

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                         ELFUN MONEY MARKET FUND

  Q&A

DONALD J. DUNCAN IS A VICE PRESIDENT OF GE ASSET MANAGEMENT. HE IS PORTFOLIO MANAGER OF THE ELFUN MONEY MARKET FUND AND HAS SERVED ON THE FUND'S PORTFOLIO MANAGEMENT TEAM SINCE THE FUND'S INCEPTION. MR. DUNCAN JOINED GE ASSET MANAGEMENT IN 1988 IN TRADE SUPPORT AND HELD SEVERAL POSITIONS INCLUDING MUTUAL FUND CONTROLLER. HE WAS APPOINTED INVESTMENT MANAGER - SHORT TERM SECURITIES IN 1990 AND VICE PRESIDENT - MONEY MARKETS IN 2002.

Q. HOW DID THE ELFUN MONEY MARKET FUND PERFORM RELATIVE TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE ONE-YEAR PERIOD ENDED DECEMBER 31, 2003?

A. The Elfun Money Market Fund posted a total return of 1.01% for the one-year period ended December 31, 2003 versus a return of 1.02% for the 90-day Treasury bill. The Lipper peer group, representing 398 Money Market funds, posted an average return of 0.44% for the same period.

Q.   WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The key driver of positive Fund performance versus its peers was the positioning of average Fund maturity during the year. The average maturity of the Fund was lengthened and maintained longer, based on our belief the Federal Reserve would not change to a tighter monetary policy in 2003 by raising the federal funds rate target.


[PHOTO OMITTED]

                                                         ELFUN MONEY MARKET FUND

                     CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                 Elfun Money Market Fund          90 Day U.S. T-Bill
12/93                  $10,000.00                    $10,000.00
12/94                   10,417.48                     10,436.28
12/95                   11,024.13                     11,026.95
12/96                   11,601.09                     11,594.28
12/97                   12,233.00                     12,197.18
12/98                   12,892.55                     12,795.58
12/99                   13,551.85                     13,406.84
12/00                   14,419.65                     14,210.65
12/01                   15,020.04                     14,700.52
12/02                   15,308.01                     14,938.95
12/03                   15,463.13                     15,092.04

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                           ONE      FIVE     TEN
                                           YEAR     YEAR     YEAR
--------------------------------------------------------------------------------
Elfun Money Market Fund                    1.01%    3.70%   4.45%

90 Day U.S. T-Bill                         1.02%    3.36%   4.20%


                         *LIPPER PERFORMANCE COMPARISON
                             MONEY MARKET PEER GROUP

                      BASED ON AVERAGE ANNUAL TOTAL RETURNS
                         FOR THE PERIODS ENDED 12/31/03

                                                     ONE     FIVE    TEN
                                                     YEAR    YEAR    YEAR

   Fund's rank in peer group: ....................      6       1       1
   Number of Funds in peer group: ................    398     284     166
   Peer group average annual total return: .......   0.44%   3.01%   3.94%

   Lipper categories in peer group:                      MONEY MARKET

   * SEE NOTES TO PERFORMANCE FOR EXPLANATION OF PEER CATEGORIES.


                         FUND YIELD AT DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                    IBC
                                      FUND       MONEY FUND
--------------------------------------------------------------------------------
  7-day current                       0.69%+        0.53%
--------------------------------------------------------------------------------
  7-day effective                     0.69%         0.53%
--------------------------------------------------------------------------------

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE ELFUN MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT COULD BE SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.


                               INVESTMENT PROFILE

     A fund designed for investors who seek a high level of current income consistent with prudent investment management and the preservation of capital by investing primarily in short-term, U.S. dollar denominated money market instruments.

AN INVESTMENT IN THE ELFUN MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

+ THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY
  REFLECTS THE CURRENT EARNINGS OF THE MONEY MARKET FUND AT DECEMBER 31, 2003.

SEE NOTES TO PERFORMANCE ON PAGE 51 FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES.

             SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

ELFUN MONEY MARKET FUND


PORTFOLIO COMPOSITION AS A % OF THE MARKET VALUE OF $351,120 AS OF DECEMBER 31, 2003.

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]



Commercial Paper                     45.5%
U.S. Governments                     25.8%
Yankee Certificates of Deposit       25.8%
Asset Backed                          2.9%
Time Deposit                          0.0%


--------------------------------------------------------------------------------
                                                     PRINCIPAL    AMORTIZED
                                                        AMOUNT         COST
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 99.8%+
--------------------------------------------------------------------------------
U.S. GOVERNMENTS -- 25.8%
Federal Farm Credit
0.95%    6/16/04 ..................................    $ 3,200      $3,186 (d)

Federal Home Loan
   Bank System
3.75%    4/15/04 ..................................      9,600        9,667

Federal Home Loan
   Mortgage Corp.
1.01%    1/7/04 ...................................      2,000        2,000(d)
5.00%    1/15/04 ..................................     17,300       17,325
6.25%    7/15/04 ..................................     10,514       10,794
                                                                     30,119

Federal National
   Mortgage Assoc.
1.01%    6/17/04 ..................................      7,770        7,769(i)
1.02%    1/28/04 ..................................     11,500       11,491(d)
1.11%    5/19/04 ..................................      7,980        7,946(d)
1.50%    10/1/04 ..................................     11,040       11,040
5.13%    2/13/04 ..................................      9,450        9,492
                                                                     47,738

TOTAL U.S. GOVERNMENTS
   (COST $90,710) .................................                  90,710

--------------------------------------------------------------------------------
                                                     PRINCIPAL    AMORTIZED
                                                        AMOUNT         COST
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 45.4%
Bank One Corp.
1.01%    1/2/04 ...................................    $17,000      $17,000
Citigroup Inc.
1.08%    2/20/04 ..................................     14,010       13,989
Credit Suisse
1.08%    1/23/04 ..................................     13,990       13,981
Goldman Sachs Group
1.07%    1/9/04 ...................................     14,010       14,007
HBOS PLC.
1.09%    3/23/04 ..................................     14,010       13,975
HSBC Holdings PLC.
1.09%    1/22/04 ..................................     14,610       14,601
ING Group
1.07%    1/5/04 ...................................     14,710       14,708
JP Morgan Chase
1.08%    2/5/04 ...................................     14,410       14,395
Morgan Stanley Dean
Witter & Co.
1.07%    1/14/04 ..................................     14,740       14,734
National Austria Bank, Ltd.
1.07%    1/20/04 ..................................     14,170       14,162
Societie Generale
1.07%    2/6/04 ...................................     14,050       14,035

TOTAL COMMERCIAL PAPER
   (COST $159,587) ................................                 159,587

ASSET BACKED -- 2.9%
Chase Manhattan Auto
   Owner Trust
1.06%    8/16/04 ..................................        953          953
1.20%    6/15/04 ..................................      1,111        1,111
Honda Auto Owner Trust
1.11%    9/13/04 ..................................      4,205        4,205
1.14%    1/7/05 ...................................      3,330        3,330
1.23%    6/11/04 ..................................        605          605

TOTAL ASSET BACKED
   (COST $10,204) .................................                  10,204

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

             ELFUN MONEY MARKET FUND (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003

--------------------------------------------------------------------------------
                                                     PRINCIPAL   AMORTIZED
                                                        AMOUNT        COST
-------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- 25.7%
Abbey National PLC.
1.00%    1/2/04 ...................................    $17,350     $17,350(d)
BNP Paribas
1.07%    1/20/04 ..................................     14,700      14,700
Deutsche Bank AG
1.06%    1/12/04 ..................................     14,710      14,705
Rabobank Group
1.07%    1/8/04 ...................................     14,720      14,720
Royal Bank of Canada
1.07%    1/15/04 ..................................     14,720      14,714
Toronto-Dominion Bank
1.07%    1/16/04 ..................................     14,270      14,270

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $90,459) .................................                 90,459


TIME DEPOSIT -- 0.0% *

State Street Corp.
0.88%    1/2/04
   (COST $160) ....................................        160         160(d)(e)

TOTAL SHORT TERM INVESTMENT FUND
   (COST $351,120) ................................                351,120

OTHER ASSETS AND LIABILITIES
   NET 0.2% .......................................                    566
                                                                  --------
NET ASSETS -- 100% ................................               $351,686
                                                                  ========

* Less than 0.1%

----------
See Notes to Schedules of Investments on page 52 and Notes to Financial Statements.

                                                NOTES TO PERFORMANCE (UNAUDITED)


Information on the preceding performance pages relating to the Funds' one year total return is audited, all other information, including the portfolio manager Q&A pages, is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares.

A portion of the Elfun Tax-Exempt Income Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), Morgan Stanley Capital International Europe, Australasia, Fare East Index (MSCI
EAFE), Lehman Brothers Aggregate Bond Index (LB Aggregate), and the Lehman Brothers Municipal Bond Index (LBMI) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

S&P 500 is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. MSCI(R) EAFE(R) is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. LB Aggregate is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. LBMI is an unmanaged index comprised of investment-grade, fixed rate securities with maturities of at least eight years and less than twelve years.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the Elfun Diversified Fund for which we use the specific Lipper peer group and the Elfun Money Market Fund which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or shareholder publication thresholds. Lipper is an independent mutual fund rating service. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

Standard & Poor's, S&P and S&P 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.

   NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) -- DECEMBER 31, 2003


The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent future holdings and should not be considered as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a) Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to $1,542; $3,177; $12,630; and $18,357 or 0.76%, 1.35%, 0.71% and 3.44% of net
    assets for the Elfun International Equity Fund, Elfun Diversified Fund, Elfun Tax-Exempt Income and Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d) Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At December 31, 2003, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at December 31, 2003.

(j) GE Asset Management Incorporated ("GEAM"), the Fund's Investment Advisor, is also the Investment Advisor of the GEI Short-Term Investment Fund. No advisory fee is charged by GEAM to the GEI Short-Term Investment Fund nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(k) All or a portion of the security is out on loan.

(l) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, MBIA, FGIC or FSA. The Elfun Tax-Exempt Income Fund had insurance concentrations of 5% or greater as of December 31, 2003 (as a percentage of net assets) as follows:

                  MBIA              13.6%
                  AMBAC              9.9%

(o) All or a portion of the security purchased with collateral from securities lending.

(p) Step coupon bond. Security becomes interest bearing at a future date.

(q) Zero coupon bond.

+   Percentages are based on net assets as of December 31, 2003.

*   Principal amount is less than $500.

**  Less than 0.01%.

ABBREVIATIONS:
   ADR    --  American Depositary Receipt
   AMBAC  --  AMBAC Indemnity Corporation
   FGIC   --  Financial Guaranty Insurance Corporation
   FSA    --  Financial Security Assurance
   MBIA   --  Municipal Bond Investors Assurance Corporation
   Regd.  --  Registered
   REIT   --  Real Estate Investment Trust
   REMIC  --  Real Estate Mortgage Investment Conduit
   SDR    --  Swedish Depository Receipt
   STRIPS --  Separate Trading of Registered Interest and Principal of Security

                                                                                              FINANCIAL HIGHLIGHTS

                                SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEAR ENDED DECEMBER 31, 2003:

ELFUN INTERNATIONAL EQUITY FUND                         2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $11.63       $14.82       $18.68       $24.32        $19.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.24         0.19         0.30         0.37          0.26
   Net realized and unrealized
      gains (losses) on investments ..............       4.53        (3.16)       (3.87)       (2.61)         7.30
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...       4.77        (2.97)       (3.57)       (2.24)         7.56
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.23         0.19         0.27         0.34          0.23
   Net realized gains ............................         --           --         0.02         3.06          2.61
   Return of capital .............................         --         0.03           --           --            --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.23         0.22         0.29         3.40          2.84
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $16.17       $11.63       $14.82       $18.68        $24.32
==================================================================================================================

TOTAL RETURN(A) ..................................      41.04%      (20.03)%     (19.07)%      (8.97)%       38.90%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........   $204,211     $146,832     $194,306     $269,486      $292,334
   Ratios to average net assets:
      Net investment income ......................       1.82%        1.33%        1.74%        1.55%         1.22%
      Expenses ...................................       0.42%        0.63%        0.26%        0.15%         0.20%
   Portfolio turnover rate .......................         34%          44%          53%          59%           67%
------------------------------------------------------------------------------------------------------------------

ELFUN TRUSTS                                            2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $46.47       $60.19       $67.52       $69.81        $62.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.47         0.46         0.50         0.66          0.63
   Net realized and unrealized
      gains (losses) on investments ..............      10.17       (12.46)       (4.53)        3.43         11.64
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...      10.64       (12.00)       (4.03)        4.09         12.27
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.46         0.47         0.50         0.66          0.62
   Net realized gains ............................       1.37         1.23         2.80         5.72          4.42
   Return of capital .............................         --         0.02           --           --            --
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       1.83         1.72         3.30         6.38          5.04
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $55.28       $46.47       $60.19       $67.52        $69.81
==================================================================================================================

TOTAL RETURN(A) ..................................      22.95%      (19.91)%      (5.98)%       5.89%        19.74%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........ $2,377,213   $1,986,967   $2,552,776   $2,792,861    $2,758,535
   Ratios to average net assets:
      Net investment income ......................       0.92%        0.85%        0.79%        0.92%         0.91%
      Expenses ...................................       0.19%        0.17%        0.16%        0.10%         0.12%
   Portfolio turnover rate .......................          9%          11%           9%          12%           11%

----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                               FINANCIAL HIGHLIGHTS
                                 SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEAR ENDED DECEMBER 31, 2003:

ELFUN DIVERSIFIED FUND                                   2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $16.25       $18.39       $20.01       $21.12        $20.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.34         0.43         0.56         0.69          0.60
   Net realized and unrealized
      gains (losses) on investments ..............       3.11        (2.12)       (1.10)        0.45          2.22
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...       3.45        (1.69)       (0.54)        1.14          2.82
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.36         0.45         0.57         0.70          0.59
   Net realized gains ............................       0.00*          --         0.51         1.55          1.29
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.36         0.45         1.08         2.25          1.88
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $19.34       $16.25       $18.39       $20.01        $21.12
==================================================================================================================

TOTAL RETURN(A) ..................................      21.25%       (9.15)%      (2.73)%       5.46%        14.04%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........   $235,832     $194,980     $212,490     $217,074      $208,128
   Ratios to average net assets:
      Net investment income ......................       1.93%        2.42%        2.92%        3.18%         2.83%
      Expenses ...................................       0.27%        0.32%        0.21%        0.15%         0.20%
   Portfolio turnover rate .......................        124%         123%         109%         105%           98%
------------------------------------------------------------------------------------------------------------------

ELFUN TAX-EXEMPT INCOME FUND .....................      2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $12.05       $11.60       $11.68       $10.98        $11.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.57         0.59         0.60         0.62          0.61
   Net realized and unrealized
      gains (losses) on investments ..............       0.01         0.51        (0.06)        0.70         (0.96)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...       0.58         1.10         0.54         1.32         (0.35)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.57         0.59         0.60         0.62          0.61
   Net realized gains ............................       0.06         0.06         0.02           --          0.04
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.63         0.65         0.62         0.62          0.65
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $12.00       $12.05       $11.60       $11.68        $10.98
==================================================================================================================

TOTAL RETURN(A) ..................................       4.95%        9.71%        4.70%       12.37%        (3.01)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........ $1,773,090   $1,724,282   $1,590,697   $1,548,384    $1,365,181
   Ratios to average net assets:
      Net investment income ......................       4.72%        4.99%        5.13%        5.47%         5.31%
      Expenses ...................................       0.12%        0.10%        0.14%        0.09%         0.14%
   Portfolio turnover rate .......................         41%          22%          22%          22%           24%

----------
See Notes to Financial Highlights and Notes to Financial Statements.

                                                                                              FINANCIAL HIGHLIGHTS

                                SELECTED DATA BASED ON A UNIT OUTSTANDING DURING THE YEAR ENDED DECEMBER 31, 2003:

ELFUN INCOME FUND                                        2003        2002          2001         2000         1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............     $11.78       $11.27       $11.10       $10.72        $11.56
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.45         0.53         0.68         0.74          0.73
   Net realized and unrealized
      gains (losses) on investments ..............       0.02         0.60         0.18         0.40         (0.80)
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ...       0.47         1.13         0.86         1.14         (0.07)
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.47         0.55         0.69         0.76          0.73
   Net realized gains ............................       0.18         0.07           --           --          0.04
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.65         0.62         0.69         0.76          0.77
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................     $11.60       $11.78       $11.27       $11.10        $10.72
==================================================================================================================

TOTAL RETURN(A) ..................................       4.04%       10.24%        7.97%       11.11%        (0.62)%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........   $413,209     $416,565     $336,747     $285,477      $267,981
   Ratios to average net assets:
      Net investment income ......................       3.82%        4.59%        5.94%        6.83%         6.55%
      Expenses ...................................       0.18%        0.24%        0.19%        0.16%         0.18%
   Portfolio turnover rate .......................        361%         317%         238%         221%          211%
------------------------------------------------------------------------------------------------------------------

ELFUN MONEY MARKET FUND ..........................       2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...............      $1.00        $1.00        $1.00        $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income .........................       0.01         0.02         0.04         0.06          0.05
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ..........       0.01         0.02         0.04         0.06          0.05
------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income .........................       0.01         0.02         0.04         0.06          0.05
------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ..............................       0.01         0.02         0.04         0.06          0.05
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR .....................      $1.00        $1.00        $1.00        $1.00         $1.0
==================================================================================================================

TOTAL RETURN(A) ..................................       1.01%        1.91%        4.16%        6.40%         5.11%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of year (in thousands) ........   $351,686     $378,462     $383,171     $349,735      $286,992
   Ratios to average net assets:
      Net investment income ......................       1.05%        1.65%        4.05%        6.20%         4.91%
      Expenses ...................................       0.17%        0.20%        0.17%        0.17%         0.19%

----------
NOTES TO FINANCIAL HIGHLIGHTS

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AND ASSUME NO SALES CHARGE.
  * LESS THAN 0.01 PER SHARE.

----------
See Notes to Financial Highlights and Notes to Financial Statements.

  STATEMENTS OF ASSETS                                        ELFUN                      ELFUN          ELFUN
  AND LIABILITIES DECEMBER 31, 2003                       INTERNATIONAL    ELFUN      DIVERSIFIED    TAX-EXEMPT
  (AMOUNTS IN THOUSANDS)                                   EQUITY FUND     TRUSTS         FUND       INCOME FUND

ASSETS
   Investments in securities, at market*
       (cost $159,914; $1,312,271; $202,268;
       $1,627,201; $459,532; and $0 respectively) ........  $201,131     $2,296,934     $235,364     $1,751,208
   Short-term investments (at amortized cost) ............    20,450        193,307       24,176         32,136
   Foreign currency (cost $104; $0; $25; $0; $0;
       and $0, respectively) .............................       104             --           25             --
   Income receivables ....................................       334          2,019          715         23,919
   Receivable for fund shares sold .......................        29            111           82             46
   Receivable for total return swaps .....................        --             --            7             --
   Variation margin receivable ...........................        --             --            2             --
------------------------------------------------------------------------------------------------------------------
      TOTAL ASSETS .......................................   222,048      2,492,371      260,371      1,807,309
------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ...................        --             --           --          1,985
   Payable upon return of securities loaned ..............    17,419        113,754        8,466             --
   Payable for investments purchased .....................       199             --       15,861         31,776
   Payable for fund units redeemed .......................        91            432           37             79
   Payable to GEAM .......................................       128            972          175            379
------------------------------------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..................................    17,837        115,158       24,539         34,219
------------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................  $204,211     $2,377,213     $235,832     $1,773,090
==================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .......................................   215,455      1,392,233      203,569      1,648,624
   Undistributed (distribution in excess of)
       net investment income .............................        46            317           --             --
   Accumulated net realized gain (loss) ..................   (52,526)            --         (858)           459
   Net unrealized appreciation on:
       Investments .......................................    41,217        984,663       33,096        124,007
       Futures ...........................................         4             --           22             --
       Foreign currency related transactions .............        15             --            3             --
------------------------------------------------------------------------------------------------------------------
NET ASSETS ...............................................  $204,211     $2,377,213     $235,832     $1,773,090
------------------------------------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively) .................................    12,631         43,004       12,193        147,769
Net asset value, offering and redemption price per unit ..  $  16.17     $    55.28     $  19.34     $    12.00

  STATEMENTS OF ASSETS                                                      ELFUN
  AND LIABILITIES DECEMBER 31, 2003                           ELFUN       MONEY MARKET
  (AMOUNTS IN THOUSANDS)                                   INCOME FUND       FUND

ASSETS
   Investments in securities, at market*
       (cost $159,914; $1,312,271; $202,268;
       $1,627,201; $459,532; and $0 respectively) ........   $465,523       $     --
   Short-term investments (at amortized cost) ............     58,980        351,120
   Foreign currency (cost $104; $0; $25; $0; $0;
       and $0, respectively) .............................         --             --
   Income receivables ....................................      3,578          1,115
   Receivable for fund shares sold .......................        228            300
   Receivable for total return swaps .....................         62             --
   Variation margin receivable ...........................          3             --
---------------------------------------------------------------------------------------
      TOTAL ASSETS .......................................    528,374        352,535
---------------------------------------------------------------------------------------
LIABILITIES
   Distribution payable to unitholders ...................        369             30
   Payable upon return of securities loaned ..............     10,354             --
   Payable for investments purchased .....................    104,133             --
   Payable for fund units redeemed .......................         87            569
   Payable to GEAM .......................................        222            250
---------------------------------------------------------------------------------------
      TOTAL LIABILITIES ..................................    115,165            849
---------------------------------------------------------------------------------------
NET ASSETS ...............................................   $413,209       $351,686
=======================================================================================
NET ASSETS CONSIST OF:
   Capital paid in .......................................    405,695        351,519
   Undistributed (distribution in excess of)
       net investment income .............................        589            167
   Accumulated net realized gain (loss) ..................        899             --
   Net unrealized appreciation on:
       Investments .......................................      5,991             --
       Futures ...........................................         35             --
       Foreign currency related transactions .............         --             --
---------------------------------------------------------------------------------------
NET ASSETS ...............................................   $413,209       $351,686
---------------------------------------------------------------------------------------
Units outstanding (Par value $10; $10; $10; $10; $10;
   and $1, respectively) .................................     35,616        352,478
Net asset value, offering and redemption price per unit ..   $  11.60       $   1.00


* Includes $16,701, $111,929, $8,285 and $10,146 of securities on loan in the Elfun International Equity Fund, Elfun Trusts, Elfun Diviersfied Fund and Elfun Income Fund, respectively.

----------
See Notes to Financial Statements.

                                    56 & 57

STATEMENTS OF OPERATIONS                                     ELFUN                         ELFUN           ELFUN
FOR THE YEAR ENDED DECEMBER 31, 2003                     INTERNATIONAL      ELFUN       DIVERSIFIED      TAX-EXEMPT
  (AMOUNTS IN THOUSANDS)                                  EQUITY FUND       TRUSTS         FUND          INCOME FUND

INVESTMENT INCOME

   INCOME:
      Dividends ..........................................  $ 4,000         $ 22,671       $ 2,094         $    --
      Interest* ..........................................       79            1,086         2,610          84,709
      Less: Foreign taxes withheld .......................     (451)            (119)         (101)             --
-----------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ..........................................    3,628           23,638         4,603          84,709
-----------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses ...............      256            2,310           213           1,308
      Unitholder servicing agent expenses ................      106              462            82             181
      Transfer agent expenses ............................      181              752           131             295
      Custody and accounting expenses ....................      103              111            79              92
      Professional fees ..................................        4               46             4              37
      Registration, filing, printing and
         miscellaneous expenses ..........................       38              293            48             203
-----------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES ........................................      688            3,974           557           2,116
-----------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .................................    2,940           19,664         4,046          82,593
=======================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ........................................  (14,653)          57,476         3,729           9,221
      Futures ............................................      (31)              --          (101)             --
      Written options ....................................       --               --             4              --
      Swaps ..............................................       --               --            95              --
      Foreign currency related transactions ..............      (37)              --             3              --

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments ........................................   70,996          372,608        33,371          (6,903)
      Futures ............................................        4               --            51              --
      Foreign currency related transactions ..............       (5)              --            (1)             --
-----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments ....................................   56,274          430,084        37,151           2,318
-----------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...................................  $59,214         $449,748       $41,197         $84,911
=======================================================================================================================

STATEMENTS OF OPERATIONS                                                    ELFUN
FOR THE YEAR ENDED DECEMBER 31, 2003                          ELFUN      MONEY MARKET
  (AMOUNTS IN THOUSANDS)                                    INCOME FUND      FUND

INVESTMENT INCOME

   INCOME:
      Dividends ..........................................    $    --        $   --
      Interest* ..........................................     17,040         4,547
      Less: Foreign taxes withheld .......................         --            --
-------------------------------------------------------------------------------------
   TOTAL INCOME ..........................................     17,040         4,547
-------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration expenses ...............        322           283
      Unitholder servicing agent expenses ................        110            90
      Transfer agent expenses ............................        171           147
      Custody and accounting expenses ....................         89            41
      Professional fees ..................................          9             8
      Registration, filing, printing and
         miscellaneous expenses ..........................         57            65
-------------------------------------------------------------------------------------
   TOTAL EXPENSES ........................................        758           634
-------------------------------------------------------------------------------------
   NET INVESTMENT INCOME .................................     16,282         3,913
=====================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

   REALIZED GAIN (LOSS) ON:
      Investments ........................................      7,753            --
      Futures ............................................       (661)           --
      Written options ....................................         22            --
      Swaps ..............................................        479            --
      Foreign currency related transactions ..............         67            --

   INCREASE (DECREASE) IN UNREALIZED APPRECIATION/
      (DEPRECIATION) ON:
      Investments ........................................     (7,330)           --
      Futures ............................................        256            --
      Foreign currency related transactions ..............         --            --
-------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)
       on investments ....................................        586            --
-------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS ...................................    $16,868        $3,913
=====================================================================================

* Income attributable to securities lending activity, net of rebate expenses, for the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund and Elfun Income Fund was $46, $130, $15 and $194, respectively.


----------
See Notes to Financial Statements.

58 & 59

STATEMENTS OF CHANGES IN NET ASSETS                              ELFUN                                               ELFUN
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002               INTERNATIONAL                 ELFUN                   DIVERSIFIED
(AMOUNTS IN THOUSANDS)                                        EQUITY FUND                  TRUSTS                     FUND

                                                            2003      2002           2003         2002          2003         2002
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........................  $  2,940   $  2,306      $   19,664   $   19,273     $  4,046     $  4,941
      Net realized gain (loss) on investments,
         futures, foreign currency related
         transactions and swaps .......................   (14,721)   (30,229)         57,476       49,966        3,730       (3,445)
      Net increase (decrease) in unrealized
         appreciation/(depreciation) on investments,
         futures and foreign currency
         related transactions .........................    70,995     (9,929)        372,608     (578,055)      33,421      (21,537)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations .........    59,214    (37,852)        449,748     (508,816)      41,197      (20,041)
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ...........................    (2,847)    (2,312)        (19,347)     (19,630)      (4,246)      (5,233)
      Net realized gains ..............................        --         --         (57,476)     (51,267)         (51)         (50)
      Return of capital ...............................        --       (401)             --         (656)          --           --
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................    (2,847)    (2,713)        (76,823)     (71,553)      (4,297)      (5,283)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions ...............................    56,367    (40,565)        372,925     (580,369)      36,900      (25,324)
------------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units .....................    34,377     47,954         103,154      105,102       20,383       20,166
      Value of distributions reinvested ...............     2,529      2,430          56,990       52,684        3,668        4,610
      Cost of units redeemed ..........................   (35,894)   (57,293)       (142,823)    (143,226)     (20,099)     (16,962)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions .....     1,012     (6,909)         17,321       14,560        3,952        7,814
------------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............    57,379    (47,474)        390,246     (565,809)      40,852      (17,510)

NET ASSETS
   Beginning of year ..................................   146,832    194,306       1,986,967    2,552,776      194,980      212,490
------------------------------------------------------------------------------------------------------------------------------------
   End of year ........................................  $204,211   $146,832      $2,377,213   $1,986,967     $235,832     $194,980
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF YEAR .....................  $     46   $     --      $      317   $       --     $     --     $     --


CHANGES IN FUND UNITS

Units sold by subscription ............................     2,755      3,636           2,026        1,949        1,144        1,155
Issued for distribution reinvested ....................       160        211           1,045        1,145          192          285
Units redeemed ........................................    (2,906)    (4,337)         (2,823)      (2,749)      (1,143)        (992)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units .................         9       (490)            248          345          193          448
====================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS                               ELFUN                                              ELFUN
FOR THE YEARS ENDED DECEMBER 31, 2003 AND 2002                  TAX-EXEMPT                   ELFUN                MONEY MARKET
(AMOUNTS IN THOUSANDS)                                          INCOME FUND               INCOME FUND                 FUND

                                                            2003         2002          2003        2002         2003        2002
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ...........................  $   82,593   $   82,513     $ 16,282    $ 17,252     $  3,913    $  6,263
      Net realized gain (loss) on investments,
         futures, foreign currency related
         transactions and swaps .......................       9,221        7,160        7,660       9,577           --           1
      Net increase (decrease) in unrealized
         appreciation/(depreciation) on investments,
         futures and foreign currency
         related transactions .........................      (6,903)      62,186       (7,074)     10,117           --          --
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) from operations .........      84,911      151,859       16,868      36,946        3,913       6,264
----------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO UNITHOLDERS FROM:
      Net investment income ...........................     (82,593)     (82,513)     (16,926)    (17,999)      (3,746)     (7,221)
      Net realized gains ..............................      (9,345)      (8,220)      (6,324)     (2,369)          --          --
      Return of capital ...............................          --           --           --          --           --          --
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ................................     (91,938)     (90,733)     (23,250)    (20,368)      (3,746)     (7,221)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations
      and distributions ...............................      (7,027)      61,126       (6,382)     16,578          167        (957)
----------------------------------------------------------------------------------------------------------------------------------
   UNIT TRANSACTIONS:
      Proceeds from sale of units .....................      86,601      118,874       57,986      92,569      156,768     227,574
      Value of distributions reinvested ...............      66,101       63,581       16,685      15,953        3,663       6,138
      Cost of units redeemed ..........................     (96,867)    (109,996)     (71,645)    (45,282)    (187,374)   (237,464)
----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from unit transactions .....      55,835       72,459        3,026      63,240      (26,943)     (3,752)
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS ............      48,808      133,585       (3,356)     79,818      (26,776)     (4,709)

NET ASSETS
   Beginning of year ..................................   1,724,282    1,590,697      416,565     336,747      378,462     383,171
----------------------------------------------------------------------------------------------------------------------------------
   End of year ........................................  $1,773,090   $1,724,282     $413,209    $416,565     $351,686    $378,462
==================================================================================================================================
UNDISTRIBUTED (DISTRIBUTION IN EXCESS OF) NET
   INVESTMENT INCOME, END OF YEAR .....................  $       --   $       --     $    589    $    277     $    167    $     --


CHANGES IN FUND UNITS

Units sold by subscription ............................       7,194       10,007        4,900       8,041      156,768     227,574
Issued for distribution reinvested ....................       5,502        5,344        1,419       1,383        3,663       6,138
Units redeemed ........................................      (8,058)      (9,292)      (6,071)     (3,930)    (187,374)   (237,463)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund units .................       4,638        6,059          248       5,494      (26,943)     (3,751)
==================================================================================================================================

----------
See Notes to Financial Statements.

                                    60 & 61

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

1.   ORGANIZATION OF THE FUNDS

The Elfun Funds (each a "Fund" and collectively the "Funds") are registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as open-end management investment companies. The Funds operate as Employees' Securities Companies (as defined in the 1940 Act) and as such are exempt from certain provisions of the 1940 Act.

GE Asset Management Incorporated ("GEAM"), the Funds' investment adviser, is a wholly owned subsidiary of General Electric Company. On March 31, 2000, General Electric Investment Corporation, which previously had served as the Funds' investment adviser, was merged into GEAM.

2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Funds:

SECURITY VALUATION AND TRANSACTIONS

Securities for which exchange quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Securities listed on the NASDAQ will be valued at the NASDAQ's official close price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, Elfun Money Market Fund values its securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING

Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GEAM to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will record any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested. A Fund will also earn interest, net of any rebate, from securities in which cash collateral is invested. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.

FOREIGN CURRENCY

Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currency are translated to U.S. dollars at the prevailing rates of exchange at year end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003


The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the year. Such fluctuations are included in net realized or unrealized gain or loss from investments. Net realized exchange gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS

Certain Funds may invest in futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS

Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS

As part of their investment strategies, certain Funds may invest in swap agreements which are agreements to exchange the return generated by one instrument for the return generated by another instrument. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Swaps are

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003


marked to market daily based upon the underlying security or index. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS

Each of the Funds may purchase or sell securities on a when-issued and forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts would appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contract's terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS

Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES
(DOLLARS IN THOUSANDS)

The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of their taxable net investment income, tax-exempt income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003


At December 31, 2003, information on the tax components of capital is as follows:

                                                                                      NET TAX
                                                                                    APPRECIATION/
                                                                     NET TAX        DEPRECIATION
                      COST OF        GROSS           GROSS        UNREALIZED      ON DERIVATIVES,
                    INVESTMENTS       TAX             TAX        APPRECIATION/       CURRENCY
                      FOR TAX     UNREALIZED       UNREALIZED    (DEPRECIATION)      AND OTHER
                     PURPOSES    APPRECIATION     DEPRECIATION   ON INVESTMENTS      NET ASSETS
----------------------------------------------------------------------------------------------------
Elfun International
   Equity Fund      $  182,599     $  44,192       $  (5,210)      $  38,982            $ 19
Elfun Trusts         1,505,578       997,275         (12,612)        984,663              --
Elfun Diversified
   Fund                227,280        35,300          (3,040)         32,260               3
Elfun Tax-Exempt
   Income Fund       1,659,338       124,641            (635)        124,006              --
Elfun Income Fund      518,525         8,737          (2,759)          5,978              --
Elfun Money
   Market Fund         351,120            --              --             --               --


                     UNDISTRIBUTED
                       ORDINARY        UNDISTRIBUTED
                       INCOME/          LONG-TERM
                    (ACCUMULATED         GAINS/         POST
                       ORDINARY        (ACCUMULATED    OCTOBER
                         LOSS)         CAPITAL LOSS)   LOSSES
---------------------------------------------------------------
Elfun International
   Equity Fund          $  46            $(50,291)        $--
Elfun Trusts              317                  --          --
Elfun Diversified
   Fund                    --                  --          --
Elfun Tax-Exempt
   Income Fund             --                 459          --
Elfun Income Fund         589                 947          --
Elfun Money
   Market Fund            167                  --          --


As of December 31, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income. During the year ended December 31, 2003, the Elfun Diversified Fund utilized approximately $3,647 of capital loss carryovers.

FUND                                          AMOUNT                 EXPIRES
--------------------------------------------------------------------------------
Elfun International Equity Fund              $ 5,843                 12/31/09
                                              29,717                 12/31/10
                                              14,731                 12/31/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds had no losses incurred after October 31, 2003.

The tax composition of distributions paid (other than return of capital distributions for the year) during the year ended December 31, 2003 was as follows:

                                    EXEMPT    ORDINARY    LONG-TERM
                                   INTEREST    INCOME    CAPITAL GAINS   TOTAL
--------------------------------------------------------------------------------

Elfun International Equity Fund   $     --    $  2,847   $      --      $  2,847
Elfun Trusts                           --       19,500        57,323      76,823
Elfun Diversified Fund                 --        4,246            51       4,297
Elfun Tax-Exempt Income Fund        80,866       1,727         9,345      91,938
Elfun Income Fund                       --      20,180         3,070      23,250
Elfun Money Market Fund                 --       3,746           --        3,746

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003

DISTRIBUTIONS TO SHAREHOLDERS
Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund declare net investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from net investment income annually. All Funds declare and pay net realized capital gains distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps and treatment of realized gains and losses on foreign currency contracts. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME
Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds are accreted to call or maturity date, whichever is shorter, using the effective yield method. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

EXPENSES
Expenses of the Funds which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not directly identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

3.   LINE OF CREDIT

Effective December 17, 2003 and expiring December 15, 2004, the Funds share a revolving credit facility of up to $50 million with a number of their affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.09% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Funds during the period ended December 31, 2003.

4.   AMOUNTS PAID TO AFFILIATES
     (DOLLARS IN THOUSANDS)

ADVISORY AND ADMINISTRATION EXPENSES

During 2003, the Funds incurred expenses for the cost of services rendered by GEAM as investment adviser and for services GEAM rendered as unitholder servicing agent. These expenses are included as advisory and administration expenses and unitholder servicing agent expenses in the Statements of Operations. The Trustees received no compensation as Trustees for the Elfun Funds.

Effective January 1, 2002, GECIS (General Electric Capital International Services, an indirectly owned subsidiary of General Electric Company) began performing certain accounting and certain administration services not provided by GEAM. For the year ending December 31, 2003, $97 was charged to the Funds and was allocated pro rata across funds based upon relative net assets. Administrative services not performed by GEAM or GECIS were provided by an unaffiliated service provider.

5.   INVESTMENT TRANSACTIONS
     (DOLLARS IN THOUSANDS)

PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the year ended December 31, 2003, were as follows:
                                          PURCHASES            SALES
--------------------------------------------------------------------------------

Elfun International Equity Fund          $   55,971         $   53,769
Elfun Trusts                                179,458            234,825
Elfun Diversified Fund                      270,040            255,331
Elfun Tax-Exempt Income Fund                748,264            711,487
Elfun Income Fund                         1,739,650          1,701,960

                              NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2003


OPTIONS

During the year ended December 31, 2003, the following option contracts were written:

                                           ELFUN DIVERSIFIED FUND                ELFUN INCOME FUND
                                         --------------------------         -------------------------
                                         NUMBER NUMBER
                                         OF CONTRACTS       PREMIUM         OF CONTRACTS      PREMIUM
-----------------------------------------------------------------------------------------------------
 Balance as of December 31, 2002              --             $   --              --           $    --
 Written                                      31                 11              55                57
 Closed and Expired                          (31)               (11)            (55)              (57)
-----------------------------------------------------------------------------------------------------
 Balance as of December 31, 2003              --             $   --              --           $    --
-----------------------------------------------------------------------------------------------------

SWAP AGREEMENTS

Open swap transactions held by the Funds consisted of the following as of December 31, 2003:

ELFUN DIVERSIFIED FUND                                           NOTIONAL AMOUNT
--------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers
Collateralized Mortgage Backed Securities Index. Fund
receives/pays the positive/negative return on the Index and
pays one month LIBOR minus 40 basis points monthly, expires
February 28, 2004.                                                          $800

ELFUN INCOME FUND                                                NOTIONAL AMOUNT
--------------------------------------------------------------------------------
Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers
Collateralized Mortgage Backed Securities Index. Fund
receives/pays the positive/negative return on the Index and
pays one month LIBOR minus 40 basis points monthly, expires
February 28, 2004.                                                        $6,700

SECURITY LENDING

At December 31, 2003, the following Funds participated in securities lending:

                                      LOANED SECURITIES
                                       AT MARKET VALUE           CASH COLLATERAL
--------------------------------------------------------------------------------
Elfun International
   Equity Fund                            $  16,701                $  17,419
Elfun Trusts                                111,929                  113,754
Elfun Diversified Fund                        8,285                    8,466
Elfun Income Fund                            10,147                   10,354

                                                    INDEPENDENT AUDITORS' REPORT

[KPMG LOGO]

THE BOARD OF TRUSTEES AND UNITHOLDERS
ELFUN FUNDS:

We have audited the accompanying statements of assets and liabilities of the Elfun International Equity Fund, Elfun Trusts, Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund, (the "Elfun Funds"), including the schedules of investments, as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Elfun Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Elfun Funds as of December 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and their financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.



Boston, Massachusetts
February 13, 2004

/s/  KPMG SIGNATURE

                                                      TAX INFORMATION, UNAUDITED


The Elfun International Equity Fund has elected to pass through foreign taxes paid in 2003 to its unitholders of record on December 24, 2003. The total amounts of foreign source income and foreign taxes paid are $416,474 and $451,188, respectively. Additional information needed by unitholders to prepare their 2003 Federal income tax returns has been provided with Forms 1099-DIV.

Of the dividends paid from net investment income by the Elfun Tax-Exempt Income Fund for the tax period ended December 31, 2003, 98.374% represents exempt interest dividends for Federal income tax purposes.

During the year ended December 31, 2003, the following Elfun Funds paid to unitholders of record on December 24, 2003 the following long-term capital gain dividends:

                                                            PORTION ATTRIBUTABLE
                                                             TO GAINS GENERATED
       FUND                              PER UNIT AMOUNT     AFTER MAY 5TH, 2003
--------------------------------------------------------------------------------
       Elfun Trusts                          $1.36497              $0.89251
       Elfun Diversified Fund                 0.00424               0.00424
       Elfun Tax-Exempt Income Fund           0.06365               0.03980
       Elfun Income Fund                      0.08745               0.05770


The Elfun Funds designated as qualified dividend income the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

During the year ended December 31, 2003, the following Elfun Funds paid ordinary income dividends which had a percentage representing Qualified Dividend Income.

                                                     QUALIFIED DIVIDEND INCOME %
--------------------------------------------------------------------------------
                Elfun International Equity Fund                 100%
                Elfun Trusts                                    100%
                Elfun Diversified Fund                        49.83%

                                               ADDITIONAL INFORMATION, UNAUDITED


INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Funds are managed under the direction of the Funds' Board of Trustees. Information pertaining to the Directors and officers of the Company is set forth below.

INTERESTED TRUSTEES AND EXECUTIVE OFFICERS
--------------------------------------------------------------------------------
JOHN H. MYERS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 58

POSITION(S) HELD WITH FUND Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 17 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, Chief Executive Officer and Director of GEAM since 1997, Director of GEAM since 1988, and Executive Vice President of GEAM - Fixed Income and Alternative Investments from 1988-1996; President, Chief Executive Officer and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM), Director of GEIC from 1987-2000, Executive Vice President - Fixed Income and Alternative Investments of GEIC from 1986-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Hilton Hotels Corporation since 2000; Laffer Investments since 2000; The Pebble Beach Company since 1999; GE Capital Services, Inc. since 1997; Building with Books since 2000; The Pension Managers Advisory Committee of the New York Stock Exchange since 1997; The Warburg Pincus Advisory Board since 1995. He is also a Trustee of Wagner College. Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1986.

--------------------------------------------------------------------------------
DAVID B. CARLSON
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 46

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less then 1 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, Domestic Equities of GEAM since September 2003, Senior Vice President, Domestic Equities of GEAM from 1989 to 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1991.

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 54

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 16 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE"), since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Mutual Funds of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Chairman of the Board and Chief Executive Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds, GE LifeStyle Funds and GE Investments Funds, Inc. since 1997; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 57

POSITION(S) HELD WITH FUND  Trustee and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 16 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   51

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee and Executive Vice President of GE Funds since 1993 and GE Institutional Funds and GE LifeStyle Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1987.

                                               ADDITIONAL INFORMATION, UNAUDITED

--------------------------------------------------------------------------------
RALPH R. LAYMAN
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 48

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 12 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - International Equity Investments of GEAM since 1993; Executive Vice President - International Equity Investments of GEIC from 1993-2000 (when GEIC was merged into GEAM); Senior Vice President - International Equity Investments of GEAM and GEIC from 1991 until 1993; Executive Vice President, Partner and Portfolio Manager of Northern Capital Management from 1989-1991; and prior thereto, Vice President and Portfolio Manager of Templeton Investment Counsel.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993

--------------------------------------------------------------------------------
ROBERT A. MACDOUGALL
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 55

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 8 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Fixed Income and Director of GEAM since 1997; Executive Vice President - Fixed Income and Director of GEIC from 1997-2000 (when GEIC was merged into GEAM); Senior Vice President - Taxable Fixed Income of GEAM and GEIC from 1990-1996.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1997

--------------------------------------------------------------------------------
DONALD W. TOREY
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 47

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Director of GEAM since 1993; Executive Vice President - Alternative Investments of GEAM since 1997; Director of GEIC from 1993-2000 (when GEIC was merged into GEAM); Executive Vice President - Alternative Investments of GEIC from 1997-2000; Executive Vice President - Finance and Administration of GEAM and GEIC from 1993 to 1997; Manager - Mergers and Acquisitions Finance for GE from 1989-1993; Vice President
- Private Placements of GEIC from 1988-1989.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE  8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1993

--------------------------------------------------------------------------------
JOHN J. WALKER
--------------------------------------------------------------------------------
ADDRESS c/o GEAM 3003 Summer St. Stamford, CT 06905

AGE 50

POSITION(S) HELD WITH FUND  Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 4 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Chief Financial Officer of GEAM since 1999; Chief Financial Officer of GEIC from 1999-2000 (when GEIC was merged into GEAM); Chief Financial Officer of GE Capital - Global Consumer Finance from 1996-1999; Chief Financial Officer of GE Capital - Commercial Finance from 1992 to 1996; Finance Director of GE Capital - TIFC from 1988-1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE  8

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Savings & Security Funds and General Electric Pension Trust since 1999

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

                                                    ELFUN FUNDS' INVESTMENT TEAM


PORTFOLIO MANAGERS

ELFUN INTERNATIONAL EQUITY FUND
Team led by Ralph R. Layman

ELFUN TRUSTS
David B. Carlson

ELFUN DIVERSIFIED FUND
David B. Carlson
Ralph R. Layman
Robert A. MacDougall

ELFUN TAX-EXEMPT INCOME FUND
Michael Caufield

ELFUN INCOME FUND
Team led by
Robert A. MacDougall

ELFUN MONEY MARKET FUND
Donald J. Duncan



INVESTMENT ADVISER
GE Asset Management Incorporated


INDEPENDENT AUDITORS
KPMG LLP


CUSTODIAN
State Street Bank & Trust Company


UNITHOLDER SERVICING AGENT
Address all inquiries to:
GE Mutual Funds
P.O. Box 219631
Kansas City, MO 64121-9631


OFFICERS OF THE INVESTMENT ADVISER

John H. Myers, TRUSTEE, PRESIDENT,
AND CHIEF EXECUTIVE OFFICER
GE ASSET MANAGEMENT INCORPORATED

David B. Carlson, TRUSTEE, EVP, DOMESTIC EQUITIES

Michael J. Cosgrove, TRUSTEE, EVP, MUTUAL FUNDS

Ralph R. Layman, TRUSTEE, EVP, INTERNATIONAL EQUITIES

Alan M. Lewis, TRUSTEE, EVP, GENERAL COUNSEL AND SECRETARY

Robert A. MacDougall, TRUSTEE, EVP, FIXED INCOME

Geoffrey R. Norman, EVP, MARKETING

Donald W. Torey, TRUSTEE, EVP, PRIVATE EQUITIES AND REAL ESTATE

John J. Walker, TRUSTEE, EVP, CHIEF FINANCIAL OFFICER

William R. Wright, EVP, GE INSURANCE

                                                            SHAREHOLDER SERVICES

NEW ONLINE SERVICE

Your Elfun Mutual Fund accounts can now be accessed on the Internet at WWW.ELFUN.ORG.

Here are some of the benefits of our online service:

o View account balance and transaction history    o View and order tax forms
o Make exchanges                                  o View quarterly statements
o Redeem shares                                   o Change address
o Purchase shares                                 o Re-order money market checks

Many more features will be added to the web site in the future for your convenience.


NEW EXTENDED TELEPHONE SERVICE

Our Representatives at the Customer Service Center are available Monday to Friday from 8:30 AM to 8:00 PM Eastern Standard Time. Call toll-free, 1-800-242-0134, for assistance.


AUTOMATED VOICE RESPONSE SYSTEM

You can also access your account anytime during the day, 7 days a week by dialing 1-800-242-0134. Simply follow the menu to obtain information or make certain transactions.


CONTACT US BY MAIL

If you'd like to write to us, address your inquiries regarding your account(s) to:

Elfun Mutual Funds
P. O. Box 219631
Kansas City, MO 64121-9631.


We are continuing to upgrade a variety of services in order to give you the tools you need to manage your financial objectives. In the meantime, we welcome all your comments and suggestions.

                      [This Page Left Intentionally Blank]

ITEM 2. CODE OF ETHICS.

Please refer to the Code of Ethics included in the following link: www.ge.com/files/usa/en/commitment/social/integrity/downloads/english.pdf


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that both John R. Constantino and William J. Lucas are designated as audit committee financial experts for the Funds; and further that it is the finding of the Boards that Messrs. Constantino and Lucas, the audit committee financial experts, qualify as being 'independent' pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)	AUDIT FEES.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provide by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods were $25,940.01 in 2002 and $29,429.60 in 2003.

(b)	AUDIT RELATED FEES.  There were no fees billed by the Auditor for assurance and related services that were related to the performance of the audit for the Registrant during the Reporting Periods.

(c)	TAX FEES.  There were no fees billed for professional services rendered by the Auditor for tax compliance, tax advice or tax planning for the Registrant during the Reporting Periods.

(d)	ALL OTHER FEES.   There were no fees billed for products and
services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Registrant during the Reporting Periods.


(e)	(1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES.

The Audit Committee of the Elfun Funds (the "Funds") Board of Trustees is responsible, among other things, for the appointment, compensation and oversight of the work of the Fund's independent accountants/auditors
(the "Auditor"). As part of this responsibility and to ensure that the Auditor's independence is not impaired, the Audit Committee
(1) pre-approves the audit and non-audit services provided to the Funds by the Auditor, and (2) all non-audit services provided to the Funds' investment adviser and covered affiliates (as defined in the Audit Committee Charter) that provide ongoing services to the Funds if the services directly impact the Funds' operations or financial reporting, in accordance with the Audit Committee Charter. Following are excerpts from the Audit Committee Charter that sets forth the pre-approval policies and procedures:

1.	Selection and Pre-Approval of Auditor and Approval of Fees.
(a)	The Audit Committee shall pre-approve the selection of the Auditor and shall recommend for ratification the selection, retention or termination of the Auditor by the full Board and, in connection therewith, shall evaluate the independence of the Auditor, including: (i) an evaluation of whether the Auditor provides any consulting services to the Fund's investment adviser and the extent to which the Auditor provides non-audit services to the Fund's investment adviser and certain other affiliated service providers as defined in Section 2(f) below, which services are not subject to the pre-approval requirements set forth in
Section 4 below; (ii) an evaluation of the extent to which the Auditor has any relationships with the Fund or its affiliated persons that are brought to the attention of the Audit Committee by the Auditor in accordance with applicable standards of the Independence Standards
Board ("ISB"), because, in the Auditor's professional judgment, such relationships may reasonably be thought to bear on the Auditor's independence with respect to the Fund; and (iii) monitoring the Auditor's compliance with respect to the rotation requirements for the lead and coordinating partners having primary responsibility for the Fund's audits and any partner responsible for the reviewing the Fund's audits.  The
Audit Committee shall review the Auditor's specific representations as to its independence.
(b)	The Audit Committee shall pre-approve and review the fees charged by the Auditor for audit and non-audit services to be provided to the
Fund and certain affiliated service providers (as defined in Section 2(f) below) in accordance with the pre-approval requirements set forth in
Section 4 below.  The Fund shall provide for appropriate funding, as determined by the Audit Committee, to compensate the Auditor for any authorized service provided to the Fund.
2.	Meetings with the Auditor.   The Audit Committee shall meet with
the Auditor, including private meetings, prior to the commencement of substantial work on the audit and following the conclusion of the audit, as well as such other times as the Audit Committee shall deem necessary or appropriate.  The Auditor shall report directly to the Audit
Committee. The Auditor shall report at least annually, concerning the following and other pertinent matters:
(a)	to review the arrangements for and scope of the annual audit and any special audits;
(b)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, all critical accounting policies and practices to be used;
(c)	to discuss any matters of concern relating to the Fund's financial statements, including: (i) any adjustments to such statements recommended by the Auditor, or other results of said audit(s), and (ii) any alternative treatments of financial information within GAAP that have been discussed with Fund management, the ramifications of the use of such alternative disclosures and treatments, and the treatment preferred by the Auditor;
(d)	to provide the Auditor the opportunity to report to the Audit
Committee, on a timely basis, any material written communication between the Auditor and Fund management, such as any management letter or schedule of unadjusted differences;
(e)	to discuss the opinion the Auditor has rendered regarding the
Fund's financial statements;
(f)	to report all non-audit services that do not require Audit Committee pre-approval and are provided to certain affiliated persons of the Fund, including: (1) the Fund's investment adviser or sub-advisers (but excluding any investment sub-adviser whose role is primarily portfolio management and is overseen by the investment adviser), (2) the Fund's principal underwriter, and (3) any entity controlling, controlled by, or under common control with the investment adviser or principal underwriter, that provides "ongoing" services to the Funds in accordance with the pre-approval requirements of paragraph (c)(7)(i) of Rule 2-01 of Regulation S-X (each, a "Covered Affiliate" and collectively, "Covered Affiliates");
(g)	to review, in accordance with current standards of ISB, all
relationships between the Auditor and the Fund or its affiliated persons that, in the Auditor's professional judgment, may reasonably be thought to bear on its independence, and to confirm, in light of such information, whether the Auditor believes, in its professional judgment, that it may properly serve as independent accountants/auditors with respect to the Fund;
(h)	to consider the Auditor's comments with respect to the Fund's financial policies, procedures and internal accounting controls and responses thereto by the Fund's officers and Fund management, as well as other personnel;
(i)	to investigate any improprieties or suspected improprieties in the operations of the Fund to the extent necessary or appropriate in light of any internal investigations by the Fund's officers and/or by officers or employees of the Fund management of such improprieties;
(j)	to receive periodic reports concerning regulatory changes and new accounting pronouncements that significantly affect the value of the Fund's assets and their financial reporting;
(k)	to report on the Fund's qualification under Subchapter M of the
Internal Revenue Code, amounts distributed and reported to shareholders for Federal tax purposes and the Fund's tax returns; and
(l)	to provide the Auditor the opportunity to report on any other matter that the Auditor deems necessary or appropriate to discuss with the Audit Committee.
	If the Auditor's report on the above-listed (and other pertinent) matters is not made in person to the Audit Committee within 60 days following the end of the Fund's fiscal year, the Auditor shall deliver a written report to the Audit Committee concerning these matters within such 60?day period.
3.	Change in Accounting Principles.  The Audit Committee shall consider the effect upon the Fund of any changes in accounting principles or practices proposed by the Auditor or the Fund's officers.
4.	Pre-Approval of Audit Related Services and Permissible Non-Audit
Services. The Audit Committee shall pre-approve both audit (including audit, review, and attest) services and permissible non-audit services provided to the Fund and, if the nature of the engagement relates directly to the operations and financial reporting of the Fund, permissible non-audit services provided to any Covered Affiliate.
The Audit Committee may determine to delegate the authority to grant pre-approvals to one or more Audit Committee members, each acting on behalf of the Audit Committee. In this event, the member of the Audit Committee so delegated shall report each delegated pre-approval to the Audit Committee at its next regularly scheduled meeting. The Audit Committee may also adopt and follow, in lieu of explicit pre-approval described above, written policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the Auditor, consistent with the requirements of the Act and SEC regulations thereunder.

Notwithstanding the foregoing, the pre-approval requirement concerning permissible non-audit services provided to the Fund or any Covered Affiliate is waived if: (1) the aggregate amount of all such non-audit services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Auditor by the Fund and the Covered Affiliates during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee, (2) the non-audit services were not recognized as non-audit services at the time of the engagement, and
(3) such non-audit services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee or one or more designated members of the Audit Committee prior to the completion of the audit.

5.	Prohibited Activities of the Auditor.  The Audit Committee shall confirm with the Auditor that it is not performing contemporaneously
(during the audit and professional engagement period) non-audit services for the Fund that the Audit Committee believes may taint the independence of the Auditor.
The Auditor will be responsible for informing the Audit Committee of whether it believes that a particular non-audit service is permissible or prohibited pursuant to applicable regulations and standards.
(2) PERCENTAGE OF SERVICES IN PARAGRAGHS (b) THROUGH (d) APPROVED BY AUDIT COMMITTEE. No fees were charged during 2002 or 2003 for audit related, tax or other services as indicated in sections (b) through (d) of this Item.

(f)	Not applicable.

(g)	NON-AUDIT FEES.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $281,896 in 2002 and $154,897 in 2003.

(h)	AUDITOR INDEPENDENCE. There were no non-audit services rendered to
Service Affiliates after May 6, 2003 that were not pre-approved.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

	     NOT REQUIRED

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.


                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED

Date:  March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      TRUSTEE, PRESIDENT AND CHIEF EXECUTIVE OFFICER,
      GE ASSET MANAGEMENT INCORPORATED



By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, ELFUN FUNDS

Date:  March 8, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.